UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

(617) 747-9500

(Registrant’s telephone number, including area code)

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2017, is filed herewith.

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Aerospace & Defense — 1.7%

30,244	Boeing Co. (The)	5,980,751
1,483	General Dynamics Corp.	293,782
522	Lockheed Martin Corp.	144,912
7,208	Northrop Grumman Corp.	1,850,366
6,521	Spirit AeroSystems Holdings, Inc. Class A	377,827
15,162	United Technologies Corp.	1,851,432

		10,499,070

	Agriculture — 0.5%

24,824	Altria Group, Inc.	1,848,643
15,142	Archer-Daniels-Midland Co.	626,576
7,023	Bunge, Ltd.	523,916
1,019	Philip Morris International, Inc.	119,682

		3,118,817

	Airlines — 2.9%

6,330	Alaska Air Group, Inc.	568,181
81,800	American Airlines Group, Inc.	4,116,176
101,974	Delta Air Lines, Inc.	5,480,083
4,922	Southwest Airlines Co.	305,853
92,486	United Continental Holdings, Inc.*	6,959,571

		17,429,864

	Apparel — 3.3%

37,600	Hanesbrands, Inc.‡	870,816
87,975	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,418,105
27,793	Michael Kors Holdings, Ltd.*	1,007,496
228,002	NIKE, Inc. Class B	13,452,118

		19,748,535

	Auto Manufacturers — 1.5%

66,637	Fiat Chrysler Automobiles NV*	708,351
198,842	General Motors Co.	6,945,551
12,130	Toyota Motor Corp., ADR	1,273,893

		8,927,795

	Auto Parts & Equipment — 1.1%

47,461	Goodyear Tire & Rubber Co. (The)	1,659,236
14,697	Lear Corp.	2,088,150
61,973	Magna International, Inc. Class A	2,871,209

		6,618,595

	Banks — 4.8%

326,539	Bank of America Corp.	7,921,836
27,500	BNP Paribas SA, ADR	999,900
3,143	Capital One Financial Corp.	259,675

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
95,148	Citigroup, Inc.	6,363,498
60,643	Citizens Financial Group, Inc.	2,163,742
1,848	Goldman Sachs Group, Inc. (The)	410,071
68,810	JPMorgan Chase & Co.	6,289,234
45,800	Morgan Stanley	2,040,848
25,000	Popular, Inc.	1,042,750
37,660	Regions Financial Corp.	551,343
20,036	SunTrust Banks, Inc.	1,136,442

		29,179,339

	Beverages — 4.4%

113,225	Coca-Cola Co. (The)	5,078,141
54,180	Diageo Plc, ADR	6,492,389
10,447	Dr Pepper Snapple Group, Inc.	951,826
158,150	Heineken NV, ADR	7,705,859
49,122	Monster Beverage Corp.*	2,440,381
30,730	PepsiCo, Inc.	3,549,008

		26,217,604

	Biotechnology — 3.7%

21,088	Alexion Pharmaceuticals, Inc.*	2,565,777
6,021	Biogen, Inc.*	1,633,859
25,829	Celgene Corp.*	3,354,412
94,355	Gilead Sciences, Inc.	6,678,447
13,361	Illumina, Inc.*	2,318,401
15,825	Intercept Pharmaceuticals, Inc.* ‡	1,915,933
30,312	Vertex Pharmaceuticals, Inc.*	3,906,307

		22,373,136

	Building Materials — 0.5%

39,600	Louisiana-Pacific Corp.*	954,756
49,852	Masco Corp.	1,904,845

		2,859,601

	Chemicals — 1.6%

3,457	Celanese Corp. Series A	328,208
10,920	Dow Chemical Co. (The)	688,724
19,032	Eastman Chemical Co.	1,598,498
84,988	LyondellBasell Industries NV Class A	7,172,137

		9,787,567

	Commercial Services — 1.8%

49,100	AerCap Holdings NV*	2,279,713
11,143	CDK Global, Inc.	691,534
23,700	New Oriental Education & Technology Group, Inc., ADR*	1,670,613
34,200	PayPal Holdings, Inc.*	1,835,514
58,132	Quanta Services, Inc.*	1,913,705
5,827	S&P Global, Inc.	850,684

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued
7,615	United Rentals, Inc.*	858,287
39,378	Western Union Co. (The)	750,151

		10,850,201

	Computers — 1.7%

37,638	Apple, Inc.	5,420,625
68,601	HP, Inc.	1,199,145
65,843	NetApp, Inc.	2,637,012
23,500	Seagate Technology Plc‡	910,625

		10,167,407

	Cosmetics & Personal Care — 0.5%

21,175	Estee Lauder Cos., Inc. (The) Class A	2,032,376
11,351	Procter & Gamble Co. (The)	989,240

		3,021,616

	Diversified Financial Services — 4.6%

41,822	American Express Co.	3,523,085
41,559	Ameriprise Financial, Inc.	5,290,045
61,498	Charles Schwab Corp. (The)	2,641,954
78,950	Discover Financial Services	4,909,900
39,117	Intercontinental Exchange, Inc.	2,578,593
6,716	Leucadia National Corp.	175,691
1,456	Mastercard, Inc. Class A	176,831
22,829	Navient Corp.	380,103
26,300	OneMain Holdings, Inc.* ‡	646,717
66,900	Santander Consumer USA Holdings, Inc.*	853,644
31,500	Synchrony Financial	939,330
58,974	Visa, Inc. Class A‡	5,530,582

		27,646,475

	Electric — 1.1%

143,916	AES Corp.	1,598,907
64,500	Calpine Corp.*	872,685
50,268	CenterPoint Energy, Inc.	1,376,338
5,030	Edison International	393,295
28,622	Entergy Corp.	2,197,311
6,415	Exelon Corp.	231,389

		6,669,925

	Electrical Components & Equipment — 0.3%

9,731	Acuity Brands, Inc.	1,978,118

	Electronics — 1.6%

147,770	Corning, Inc.	4,440,489
62,740	TE Connectivity, Ltd.	4,936,383

		9,376,872

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.3%

23,200	AECOM*	750,056
25,550	Chicago Bridge & Iron Co. NV	504,101
12,600	Fluor Corp.	576,828

		1,830,985

	Entertainment — 0.1%

43,100	Regal Entertainment Group Class A	881,826

	Environmental Control — 0.3%

25,685	Waste Management, Inc.	1,883,995

	Food — 2.7%

45,813	Conagra Brands, Inc.	1,638,273
42,517	Hershey Co. (The)	4,565,050
100,000	Nestle SA, ADR	8,720,000
16,748	Sysco Corp.	842,927
10,458	Tyson Foods, Inc. Class A	654,985

		16,421,235

	Health Care - Products — 1.1%

41,026	Baxter International, Inc.	2,483,714
18,211	Edwards Lifesciences Corp.*	2,153,269
4,526	Henry Schein, Inc.*	828,348
11,100	Medtronic Plc	985,125

		6,450,456

	Health Care - Services — 1.2%

2,661	Aetna, Inc.	404,020
4,614	Centene Corp.*	368,566
4,196	HCA Healthcare, Inc.*	365,891
11,316	Laboratory Corp. of America Holdings*	1,744,248
21,397	Quest Diagnostics, Inc.	2,378,490
9,556	UnitedHealth Group, Inc.	1,771,874

		7,033,089

	Home Builders — 0.2%

28,200	D.R. Horton, Inc.	974,874

	Insurance — 5.2%

341,516	Aegon NV, ADR‡	1,745,147
31,269	Aflac, Inc.	2,428,976
61,814	Allstate Corp. (The)	5,466,830
13,416	Berkshire Hathaway, Inc. Class B*	2,272,268
39,787	Hartford Financial Services Group, Inc. (The)	2,091,603
69,877	Lincoln National Corp.	4,722,288
17,510	MetLife, Inc.	961,999
4,416	Progressive Corp. (The)	194,701
22,984	Prudential Financial, Inc.	2,485,490

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
35,300	Radian Group, Inc.	577,155
33,989	Travelers Cos., Inc. (The)	4,300,628
21,300	Unum Group	993,219
64,276	XL Group, Ltd.	2,815,289

		31,055,593

	Internet — 4.9%

23,481	Alibaba Group Holding, Ltd., ADR* ‡	3,308,473
1,682	Alphabet, Inc. Class A*	1,563,722
5,490	Alphabet, Inc. Class C*	4,988,927
3,849	Amazon.com, Inc.*	3,725,832
49,841	eBay, Inc.*	1,740,448
5,896	F5 Networks, Inc.*	749,146
36,670	Facebook, Inc. Class A*	5,536,436
6,468	MercadoLibre, Inc.	1,622,692
2,240	Priceline Group, Inc. (The)*	4,189,965
22,294	VeriSign, Inc.* ‡	2,072,450

		29,498,091

	Iron & Steel — 0.2%

14,240	Reliance Steel & Aluminum Co.	1,036,814

	Leisure Time — 1.5%

125,888	Carnival Corp.‡	8,254,476
17,600	Norwegian Cruise Line Holdings, Ltd.*	955,504

		9,209,980

	Lodging — 1.3%

8,818	Las Vegas Sands Corp.	563,382
25,797	Marriott International, Inc. Class A‡	2,587,697
45,415	Wyndham Worldwide Corp.	4,560,120

		7,711,199

	Machinery - Diversified — 0.7%

17,100	Cognex Corp.	1,451,790
18,276	Cummins, Inc.	2,964,733

		4,416,523

	Media — 4.6%

34,767	CBS Corp. Class B	2,217,439
146,250	Comcast Corp. Class A	5,692,050
42,248	News Corp. Class A	578,798
299,943	Sirius XM Holdings, Inc.‡	1,640,688
2,671	Thomson Reuters Corp. (New York Exchange)	123,640
42,475	Time Warner, Inc.	4,264,915
44,193	Twenty-First Century Fox, Inc. Class A	1,252,430
112,721	Walt Disney Co. (The)	11,976,606

		27,746,566

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Mining — 0.1%

27,164	Teck Resources, Ltd. Class B‡	470,752

	Miscellaneous - Manufacturing — 0.3%

12,200	Eaton Corp. Plc	949,526
41,024	General Electric Co.	1,108,058

		2,057,584

	Oil & Gas — 4.7%

26,609	Anadarko Petroleum Corp.	1,206,452
113,073	BP Plc, ADR‡	3,917,979
109,400	Canadian Natural Resources, Ltd.	3,155,096
12,382	Chevron Corp.	1,291,814
56,005	ConocoPhillips	2,461,980
36,600	Devon Energy Corp.	1,170,102
14,905	Exxon Mobil Corp.	1,203,281
32,900	Helmerich & Payne, Inc.‡	1,787,786
35,961	Marathon Petroleum Corp.	1,881,839
4,417	Murphy Oil Corp.‡	113,208
6,299	Phillips 66	520,864
12,210	Pioneer Natural Resources Co.	1,948,472
67,030	Southwestern Energy Co.*	407,542
12,296	Tesoro Corp.	1,150,906
93,669	Valero Energy Corp.	6,318,911

		28,536,232

	Oil & Gas Services — 0.1%

19,500	Oceaneering International, Inc.	445,380

	Packaging & Containers — 0.6%

25,100	Crown Holdings, Inc.*	1,497,466
8,700	Owens-Illinois, Inc.*	208,104
29,303	WestRock Co.	1,660,308

		3,365,878

	Pharmaceuticals — 4.8%

12,600	AbbVie, Inc.	913,626
51,101	Bristol-Myers Squibb Co.	2,847,348
26,481	DexCom, Inc.* ‡	1,937,085
12,892	Eli Lilly & Co.	1,061,011
30,525	Express Scripts Holding Co.*	1,948,716
61,800	Horizon Pharma Plc*	733,566
4,000	Jazz Pharmaceuticals Plc*	622,000
39,016	Johnson & Johnson	5,161,427
28,084	Mallinckrodt Plc* ‡	1,258,444
11,099	McKesson Corp.	1,826,229
52,631	Merck & Co., Inc.	3,373,121
19,300	Mylan NV*	749,226
142,934	Pfizer, Inc.	4,801,153

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
10,478	Shire Plc, ADR	1,731,699

		28,964,651

	Private Equity — 1.0%

75,920	Blackstone Group, LP (The)	2,531,932
195,630	KKR & Co., LP	3,638,718

		6,170,650

	Real Estate — 0.2%

39,299	CBRE Group, Inc. Class A*	1,430,484

	REITS — 0.4%

69,562	Host Hotels & Resorts, Inc. REIT	1,270,898
85,830	Two Harbors Investment Corp. REIT	850,575

		2,121,473

	Retail — 11.4%

7,500	Advance Auto Parts, Inc.	874,425
34,821	Bed Bath & Beyond, Inc.‡	1,058,558
77,909	Best Buy Co., Inc.	4,466,523
14,341	Costco Wholesale Corp.	2,293,556
18,686	CVS Health Corp.	1,503,476
8,880	Domino’s Pizza, Inc.	1,878,386
3,753	Home Depot, Inc. (The)	575,710
54,955	Kohl’s Corp.	2,125,110
16,811	Lowe’s Cos., Inc.	1,303,357
92,320	Lululemon Athletica, Inc.*	5,508,734
13,877	Macy’s, Inc.	322,501
106,025	McDonald’s Corp.	16,238,789
50,863	Starbucks Corp.	2,965,822
63,934	Target Corp.	3,343,109
87,350	TJX Cos., Inc. (The)	6,304,050
31,480	Tractor Supply Co.	1,706,531
6,100	Ulta Salon Cosmetics & Fragrance, Inc.*	1,752,774
157,781	Wal-Mart Stores, Inc.	11,940,866
35,835	Yum! Brands, Inc.	2,643,190

		68,805,467

	Semiconductors — 3.2%

125,690	Applied Materials, Inc.	5,192,254
96,740	Intel Corp.	3,264,008
8,300	IPG Photonics Corp.*	1,204,330
10,320	KLA-Tencor Corp.	944,383
11,474	Lam Research Corp.	1,622,768
86,034	Micron Technology, Inc.*	2,568,975
22,096	NVIDIA Corp.	3,194,198
17,450	QUALCOMM, Inc.	963,589

		18,954,505

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Software — 6.5%

51,446	Activision Blizzard, Inc.	2,961,746
17,909	Adobe Systems, Inc.*	2,533,049
31,190	CA, Inc.	1,075,119
46,654	Cadence Design Systems, Inc.*	1,562,443
13,171	Citrix Systems, Inc.*	1,048,148
60,000	First Data Corp. Class A*	1,092,000
7,444	Fiserv, Inc.*	910,699
9,294	Intuit, Inc.	1,234,336
216,123	Microsoft Corp.	14,897,358
10,357	MSCI, Inc. Class A	1,066,668
35,733	Oracle Corp.	1,791,653
30,574	Salesforce.com, Inc.*	2,647,708
23,575	ServiceNow, Inc.*	2,498,950
39,868	Splunk, Inc.*	2,268,091
21,357	Synopsys, Inc.*	1,557,566

		39,145,534

	Telecommunications — 2.2%

39,814	AT&T, Inc.	1,502,182
155,757	CenturyLink, Inc.‡	3,719,477
74,360	Cisco Systems, Inc.	2,327,468
38,295	Juniper Networks, Inc.	1,067,665
9,737	Motorola Solutions, Inc.	844,587
28,536	Telstra Corp., Ltd., ADR	471,415
72,671	Verizon Communications, Inc.	3,245,487

		13,178,281

	Transportation — 0.2%

5,080	FedEx Corp.	1,104,036

	TOTAL COMMON STOCKS (COST $509,579,762)	587,372,670

	INVESTMENT COMPANY — 1.3%

34,866	Vanguard S&P 500 ETF	7,742,344

	TOTAL INVESTMENT COMPANY (COST $6,860,889)	7,742,344

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%

	Bank Deposit — 1.2%

7,583,237	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	7,583,237

	Mutual Fund - Securities Lending Collateral — 0.5%

3,127,774	State Street Institutional U.S. Government Money Market Fund, Premier Class***	3,127,774

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%

600,000		United States Treasury Bill, 1.01%, due 10/12/17** ‡‡	598,271

		TOTAL SHORT-TERM INVESTMENTS (COST $11,309,432)	11,309,282

		TOTAL INVESTMENTS — 100.7% (Cost $527,750,083)	606,424,296

		Other Assets and Liabilities (net) — (0.7)%	(4,455,344)

		NET ASSETS — 100.0%	$601,968,952

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
17	S&P 500 E-mini Index	September 2017	$2,057,765	$(10,535)
5	S&P Mid 400 E-mini Index	September 2017	873,050	(1,816)

				$(12,351)

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.6
Investment Company	1.3
Futures Contracts	(0.0)
Short-Term Investments	1.8
Other Assets and Liabilities (net)	(0.7)

100.0%

See accompanying Notes to the Schedule of Investments.	11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Aerospace & Defense — 1.7%

28,204	HEICO Corp.	2,026,176
44,490	KLX, Inc.*	2,224,500
34,500	Moog, Inc. Class A*	2,474,340
29,792	Orbital ATK, Inc.	2,930,341
58,500	Spirit AeroSystems Holdings, Inc. Class A	3,389,490
12,398	TransDigm Group, Inc.‡	3,333,450

		16,378,297

	Agriculture — 0.5%

38,700	Bunge, Ltd.	2,887,020
26,900	Universal Corp.	1,740,430

		4,627,450

	Airlines — 0.5%

30,800	Alaska Air Group, Inc.	2,764,608
111,000	JetBlue Airways Corp.*	2,534,130

		5,298,738

	Apparel — 0.3%

18,919	Columbia Sportswear Co.	1,098,437
39,700	Michael Kors Holdings, Ltd.*	1,439,125

		2,537,562

	Auto Manufacturers — 0.2%

93,900	Wabash National Corp.‡	2,063,922

	Auto Parts & Equipment — 2.0%

8,800	Cooper-Standard Holdings, Inc.*	887,656
117,550	Dana, Inc.	2,624,892
39,605	Dorman Products, Inc.*	3,278,106
81,300	Goodyear Tire & Rubber Co. (The)	2,842,248
73,761	Horizon Global Corp.* ‡	1,059,208
16,598	LCI Industries	1,699,635
16,500	Lear Corp.	2,344,320
27,700	Tenneco, Inc.	1,601,891
39,700	Tower International, Inc.	891,265
15,912	WABCO Holdings, Inc.*	2,028,939

		19,258,160

	Banks — 7.6%

64,225	Ameris Bancorp	3,095,645
47,900	Banco Latinoamericano de Comercio Exterior SA‡	1,311,502
131,025	Bank of NT Butterfield & Son, Ltd. (The)	4,467,952
57,833	BankUnited, Inc.	1,949,550
33,100	Banner Corp.	1,870,481
21,400	Bryn Mawr Bank Corp.‡	909,500

12	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

66,940	Capital Bank Financial Corp. Class A	2,550,414
44,583	Columbia Banking System, Inc.	1,776,633
45,730	East-West Bancorp, Inc.‡	2,678,863
39,200	Fidelity Southern Corp.	896,112
48,100	First Horizon National Corp.	837,902
27,100	First Interstate BancSystem, Inc.	1,008,120
46,616	First Republic Bank	4,666,262
53,923	Glacier Bancorp, Inc.	1,974,121
48,700	Hanmi Financial Corp.	1,385,515
72,150	Heritage Financial Corp.	1,911,975
74,466	Home BancShares, Inc.	1,854,203
91,700	Hope Bancorp, Inc.	1,710,205
15,941	IBERIABANK Corp.	1,299,192
30,200	International Bancshares Corp.	1,058,510
95,100	Old National Bancorp	1,640,475
58,200	Opus Bank	1,408,440
68,705	PacWest Bancorp	3,208,524
251,000	Regions Financial Corp.	3,674,640
31,844	Signature Bank*	4,570,569
26,416	SVB Financial Group*	4,643,669
162,200	TCF Financial Corp.	2,585,468
44,172	Texas Capital Bancshares, Inc.*	3,418,913
46,227	Webster Financial Corp.	2,413,974
116,007	Western Alliance Bancorp*	5,707,544
27,800	Zions Bancorporation	1,220,698

		73,705,571

	Biotechnology — 1.2%

69,360	Acceleron Pharma, Inc.* ‡	2,107,850
38,300	AMAG Pharmaceuticals, Inc.*	704,720
18,330	Bio-Rad Laboratories, Inc. Class A*	4,148,262
27,130	Bioverativ, Inc.*	1,632,412
40,500	Medicines Co. (The)* ‡	1,539,405
20,963	Prothena Corp. Plc* ‡	1,134,518
5,400	United Therapeutics Corp.*	700,542

		11,967,709

	Building Materials — 2.2%

25,923	Apogee Enterprises, Inc.‡	1,473,463
89,150	Boise Cascade Co.*	2,710,160
232,940	Builders FirstSource, Inc.*	3,568,641
21,123	Eagle Materials, Inc.	1,952,188
22,955	Lennox International, Inc.	4,215,456
26,500	Owens Corning	1,773,380
131,705	Summit Materials, Inc. Class A*	3,802,323
50,500	USG Corp.* ‡	1,465,510

		20,961,121

See accompanying Notes to the Schedule of Investments.	13

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.8%

130,680	Axalta Coating Systems, Ltd.* ‡	4,186,987
40,100	Cabot Corp.	2,142,543
29,900	Celanese Corp. Series A	2,838,706
26,400	Eastman Chemical Co.	2,217,336
144,900	Huntsman Corp.	3,744,216
31,770	Innospec, Inc.	2,082,523
14,891	Quaker Chemical Corp.	2,162,620
87,683	RPM International, Inc.	4,783,108
44,700	W.R. Grace & Co.	3,218,847

		27,376,886

	Commercial Services — 7.9%

34,900	Avis Budget Group, Inc.*	951,723
81,051	Booz Allen Hamilton Holding Corp.	2,637,400
31,284	Bright Horizons Family Solutions, Inc.*	2,415,438
30,000	Carriage Services, Inc.‡	808,800
36,609	CoStar Group, Inc.*	9,650,132
30,700	Deluxe Corp.	2,125,054
15,810	Euronet Worldwide, Inc.*	1,381,320
75,070	Gartner, Inc.*	9,271,896
31,021	Grand Canyon Education, Inc.*	2,432,357
45,678	Healthcare Services Group, Inc.	2,139,101
48,233	HealthEquity, Inc.* ‡	2,403,450
67,362	IHS Markit, Ltd.*	2,966,622
40,802	KAR Auction Services, Inc.	1,712,460
127,187	Live Nation Entertainment, Inc.* ‡	4,432,467
9,425	LSC Communications, Inc.	201,695
34,700	ManpowerGroup, Inc.	3,874,255
38,984	MarketAxess Holdings, Inc.	7,839,682
8,700	PAREXEL International Corp.*	756,117
19,050	Paylocity Holding Corp.* ‡	860,679
129,030	Ritchie Bros Auctioneers, Inc.	3,708,322
25,133	RR Donnelley & Sons Co.	315,168
44,120	Sotheby’s*	2,367,920
68,130	Total System Services, Inc.	3,968,573
135,410	TransUnion*	5,864,607
73,600	Western Union Co. (The)‡	1,402,080

		76,487,318

	Computers — 1.9%

77,300	Convergys Corp.	1,838,194
66,980	Electronics For Imaging, Inc.* ‡	3,173,512
77,380	Fortinet, Inc.*	2,897,107
29,992	Lumentum Holdings, Inc.* ‡	1,711,044
39,065	Mercury Systems, Inc.*	1,644,246
120,960	NCR Corp.*	4,940,006
42,200	Seagate Technology Plc‡	1,635,250
47,787	VeriFone Systems, Inc.*	864,945

		18,704,304

14	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Cosmetics & Personal Care — 0.1%

14,130	Inter Parfums, Inc.	517,865

	Distribution & Wholesale — 0.1%

25,400	ScanSource, Inc.*	1,023,620

	Diversified Financial Services — 2.7%

37,840	Artisan Partners Asset Management, Inc. Class A	1,161,688
23,401	CBOE Holdings, Inc.‡	2,138,851
105,855	CIT Group, Inc.‡	5,155,138
18,000	Federal Agricultural Mortgage Corp. Class C	1,164,600
42,200	Lazard, Ltd. Class A	1,955,126
54,700	Legg Mason, Inc.	2,087,352
96,000	Navient Corp.	1,598,400
38,000	Raymond James Financial, Inc.	3,048,360
39,605	SEI Investments Co.	2,129,957
92,159	SLM Corp.*	1,059,829
25,167	Stifel Financial Corp.* ‡	1,157,179
47,092	WageWorks, Inc.*	3,164,582

		25,821,062

	Electric — 1.3%

147,600	AES Corp.	1,639,836
116,800	CenterPoint Energy, Inc.	3,197,984
142,759	OGE Energy Corp.	4,966,586
53,357	Portland General Electric Co.	2,437,881

		12,242,287

	Electrical Components & Equipment — 0.6%

28,452	Advanced Energy Industries, Inc.*	1,840,560
36,390	EnerSys	2,636,455
44,612	Generac Holdings, Inc.*	1,611,832

		6,088,847

	Electronics — 2.8%

21,700	Arrow Electronics, Inc.*	1,701,714
45,300	Avnet, Inc.	1,761,264
21,958	Coherent, Inc.*	4,940,331
161,700	Flex, Ltd.*	2,637,327
4,984	Mettler-Toledo International, Inc.*	2,933,283
61,561	National Instruments Corp.	2,475,983
10,936	Rogers Corp.*	1,187,868
43,100	Sanmina Corp.*	1,642,110
33,430	Sensata Technologies Holding NV* ‡	1,428,130
65,240	Trimble, Inc.*	2,327,111
68,200	TTM Technologies, Inc.*	1,183,952
117,800	Vishay Intertechnology, Inc.‡	1,955,480
17,570	Woodward, Inc.	1,187,381

		27,361,934

See accompanying Notes to the Schedule of Investments.	15

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Energy - Alternate Sources — 0.2%

142,300	Renewable Energy Group, Inc.* ‡	1,842,785

	Engineering & Construction — 0.6%

37,900	Chicago Bridge & Iron Co. NV	747,767
44,852	Exponent, Inc.	2,614,872
22,950	MasTec, Inc.* ‡	1,036,192
28,710	TopBuild Corp.*	1,523,640

		5,922,471

	Entertainment — 1.5%

105,329	Lions Gate Entertainment Corp. Class B*	2,768,046
99,076	Six Flags Entertainment Corp.	5,905,920
31,027	Vail Resorts, Inc.‡	6,293,207

		14,967,173

	Food — 2.1%

44,240	Hain Celestial Group, Inc. (The)*	1,717,397
22,700	Ingles Markets, Inc. Class A	755,910
42,062	John B Sanfilippo & Son, Inc.‡	2,654,533
64,700	Pilgrim’s Pride Corp.* ‡	1,418,224
48,530	Pinnacle Foods, Inc.	2,882,682
20,600	Sanderson Farms, Inc.	2,382,390
29,600	SpartanNash Co.	768,416
91,454	TreeHouse Foods, Inc.* ‡	7,470,877

		20,050,429

	Forest Products & Paper — 0.5%

27,100	Clearwater Paper Corp.*	1,266,925
18,224	Deltic Timber Corp.‡	1,360,604
51,438	PH Glatfelter Co.	1,005,098
35,400	Schweitzer-Mauduit International, Inc.	1,317,942

		4,950,569

	Hand & Machine Tools — 0.2%

26,746	Lincoln Electric Holdings, Inc.	2,463,039

	Health Care - Products — 4.5%

45,770	Align Technology, Inc.*	6,870,992
15,065	Cantel Medical Corp. Class B	1,173,714
18,900	Hill-Rom Holdings, Inc.	1,504,629
50,198	Hologic, Inc.*	2,277,985
15,575	ICU Medical, Inc.*	2,686,688
12,423	IDEXX Laboratories, Inc.*	2,005,321
24,700	Integer Holdings Corp.*	1,068,275
66,452	Merit Medical Systems, Inc.*	2,535,144
17,649	Penumbra, Inc.*	1,548,700
113,760	STERIS Plc	9,271,440
54,910	VWR Corp.*	1,812,579

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

55,523	West Pharmaceutical Services, Inc.	5,248,034
194,368	Wright Medical Group NV*	5,343,176

		43,346,677

	Health Care - Services — 1.7%

47,261	Acadia Healthcare Co., Inc.* ‡	2,333,748
56,600	Ensign Group, Inc. (The)	1,232,182
37,260	Envision Healthcare Corp.*	2,335,084
23,445	ICON Plc, ADR* ‡	2,292,686
98,400	Kindred Healthcare, Inc.	1,146,360
31,700	LifePoint Health, Inc.*	2,128,655
22,360	Quest Diagnostics, Inc.	2,485,538
14,948	WellCare Health Plans, Inc.*	2,684,063

		16,638,316

	Home Builders — 1.5%

37,540	CalAtlantic Group, Inc.‡	1,327,039
17,491	Cavco Industries, Inc.*	2,267,708
60,700	PulteGroup, Inc.	1,488,971
107,890	Taylor Morrison Home Corp. Class A*	2,590,439
13,200	Thor Industries, Inc.	1,379,664
420,200	TRI Pointe Group, Inc.*	5,542,438

		14,596,259

	Home Furnishings — 0.5%

20,423	American Woodmark Corp.*	1,951,418
23,400	Ethan Allen Interiors, Inc.‡	755,820
21,851	La-Z-Boy, Inc.	710,157
28,815	Universal Electronics, Inc.*	1,926,283

		5,343,678

	Household Products & Wares — 0.3%

35,740	Avery Dennison Corp.	3,158,344

	Housewares — 0.7%

74,910	Toro Co. (The)	5,190,514
22,414	Tupperware Brands Corp.	1,574,135

		6,764,649

	Insurance — 5.1%

50,105	Arthur J. Gallagher & Co.	2,868,511
29,000	Aspen Insurance Holdings, Ltd.	1,445,650
23,400	Assurant, Inc.	2,426,346
64,200	Assured Guaranty, Ltd.	2,679,708
50,520	Axis Capital Holdings, Ltd.	3,266,623
134,700	CNO Financial Group, Inc.	2,812,536
82,880	Essent Group, Ltd.*	3,078,163
15,800	Everest Re Group, Ltd.	4,022,522

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

30,700	Hanover Insurance Group, Inc. (The)	2,720,941
18,200	HCI Group, Inc.	855,036
66,600	Heritage Insurance Holdings, Inc.‡	867,132
57,759	James River Group Holdings, Ltd.	2,294,765
48,000	Lincoln National Corp.	3,243,840
170,000	MGIC Investment Corp.*	1,904,000
44,508	ProAssurance Corp.	2,706,087
34,211	Reinsurance Group of America, Inc.	4,392,351
87,300	Universal Insurance Holdings, Inc.	2,199,960
84,000	Unum Group	3,916,920
35,150	XL Group, Ltd.	1,539,570

		49,240,661

	Internet — 0.3%

22,433	Cars.com, Inc.* ‡	597,391
49,955	Cogent Communications Holdings, Inc.	2,003,195

		2,600,586

	Investment Companies — 0.2%

57,300	Ares Capital Corp.	938,574
59,200	New Mountain Finance Corp.‡	861,360

		1,799,934

	Iron & Steel — 0.1%

17,925	Reliance Steel & Aluminum Co.	1,305,119

	Leisure Time — 1.5%

45,400	American Outdoor Brands Corp.* ‡	1,006,064
58,757	Brunswick Corp.	3,685,827
43,780	Camping World Holdings, Inc. Class A	1,350,613
87,760	Harley-Davidson, Inc.‡	4,740,795
94,378	Planet Fitness, Inc. Class A	2,202,782
22,100	Polaris Industries, Inc.‡	2,038,283

		15,024,364

	Lodging — 0.6%

95,060	Boyd Gaming Corp.	2,358,439
35,300	Wyndham Worldwide Corp.	3,544,473

		5,902,912

	Machinery - Construction & Mining — 0.3%

37,200	Oshkosh Corp.	2,562,336

	Machinery - Diversified — 3.8%

71,617	Albany International Corp. Class A	3,824,348
45,269	Altra Industrial Motion Corp.‡	1,801,706
53,600	Briggs & Stratton Corp.	1,291,760
42,740	Cognex Corp.‡	3,628,626

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued

58,330	Flowserve Corp.‡	2,708,262
156,287	Gardner Denver Holdings, Inc.*	3,377,362
17,467	Graco, Inc.	1,908,794
67,530	Middleby Corp. (The)*	8,205,570
20,710	Nordson Corp.	2,512,537
37,558	Wabtec Corp.‡	3,436,557
38,734	Zebra Technologies Corp. Class A*	3,893,542

		36,589,064

	Media — 0.6%

33,690	Nexstar Media Group, Inc. Class A‡	2,014,662
36,920	Scripps Networks Interactive, Inc. Class A	2,522,005
67,300	TEGNA, Inc.	969,793

		5,506,460

	Metal Fabricate & Hardware — 0.6%

45,900	Global Brass & Copper Holdings, Inc.	1,402,245
27,995	RBC Bearings, Inc.*	2,848,771
41,328	Sun Hydraulics Corp.	1,763,466

		6,014,482

	Mining — 0.4%

22,845	Compass Minerals International, Inc.‡	1,491,779
70,265	Materion Corp.	2,627,911

		4,119,690

	Miscellaneous - Manufacturing — 1.7%

54,610	AO Smith Corp.‡	3,076,181
18,345	AptarGroup, Inc.	1,593,447
64,650	Crane Co.	5,131,917
35,853	Hexcel Corp.‡	1,892,680
40,100	ITT, Inc.	1,611,218
59,400	Textron, Inc.	2,797,740

		16,103,183

	Office & Business Equipment — 0.2%

93,800	Pitney Bowes, Inc.	1,416,380
26,200	Xerox Corp.	752,726

		2,169,106

	Oil & Gas — 3.0%

202,136	Callon Petroleum Co.* ‡	2,144,663
166,560	Carrizo Oil & Gas, Inc.*	2,901,475
94,300	Diamond Offshore Drilling, Inc.* ‡	1,021,269
16,423	Diamondback Energy, Inc.*	1,458,527
27,725	Energen Corp.*	1,368,783
48,720	EQT Corp.	2,854,505
29,000	HollyFrontier Corp.‡	796,630

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

53,700	Murphy Oil Corp.‡	1,376,331
23,100	Murphy USA, Inc.*	1,711,941
93,745	Newfield Exploration Co.*	2,667,983
44,174	Parsley Energy, Inc. Class A*	1,225,829
31,800	PBF Energy, Inc. Class A‡	707,868
30,665	PDC Energy, Inc.* ‡	1,321,968
91,254	QEP Resources, Inc.*	921,665
205,950	SRC Energy, Inc.* ‡	1,386,043
62,120	Tesoro Corp.	5,814,432

		29,679,912

	Oil & Gas Services — 0.4%

40,529	Dril-Quip, Inc.* ‡	1,977,815
59,700	Matrix Service Co.*	558,195
33,050	Oil States International, Inc.* ‡	897,308
78,410	Superior Energy Services, Inc.*	817,816

		4,251,134

	Packaging & Containers — 0.5%

74,600	Owens-Illinois, Inc.*	1,784,432
32,200	Packaging Corp. of America	3,586,758

		5,371,190

	Pharmaceuticals — 3.4%

23,600	Akorn, Inc.*	791,544
61,364	Alkermes Plc*	3,557,271
75,008	Catalent, Inc.*	2,632,781
63,125	DexCom, Inc.* ‡	4,617,594
113,604	Ironwood Pharmaceuticals, Inc.* ‡	2,144,844
28,027	Jazz Pharmaceuticals Plc*	4,358,198
50,275	Lannett Co., Inc.* ‡	1,025,610
23,400	Mallinckrodt Plc* ‡	1,048,554
141,480	Nektar Therapeutics* ‡	2,765,934
80,416	Neurocrine Biosciences, Inc.* ‡	3,699,136
39,900	Omega Protein Corp.	714,210
52,655	Pacira Pharmaceuticals, Inc.* ‡	2,511,643
57,889	Premier, Inc. Class A* ‡	2,084,004
90,700	Sucampo Pharmaceuticals, Inc. Class A*	952,350

		32,903,673

	Real Estate — 0.2%

26,145	FirstService Corp.	1,672,757

	REITS — 6.9%

84,668	American Campus Communities, Inc. REIT	4,004,796
227,300	Annaly Capital Management, Inc. REIT	2,738,965
121,301	Brandywine Realty Trust REIT	2,126,407
163,500	Cedar Realty Trust, Inc. REIT	792,975

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

99,300	Chimera Investment Corp. REIT	1,849,959
52,000	City Office, Inc. REIT	660,400
20,100	CoreCivic, Inc. REIT	554,358
55,590	CyrusOne, Inc. REIT	3,099,142
111,889	Easterly Government Properties, Inc. REIT‡	2,344,075
84,600	Franklin Street Properties Corp. REIT	937,368
58,700	Government Properties Income Trust REIT‡	1,074,797
91,400	Hospitality Properties Trust REIT	2,664,310
113,700	Independence Realty Trust, Inc. REIT	1,122,219
50,600	InfraREIT, Inc. REIT*	968,990
227,800	Lexington Realty Trust REIT	2,257,498
71,800	Mack-Cali Realty Corp. REIT	1,948,652
159,000	Medical Properties Trust, Inc. REIT	2,046,330
28,661	Mid-America Apartment Communities, Inc. REIT	3,020,296
40,900	MTGE Investment Corp. REIT	768,920
145,716	Physicians Realty Trust REIT	2,934,720
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	2,015,248
56,600	Preferred Apartment Communities, Inc. REIT	891,450
197,615	Ramco-Gershenson Properties Trust REIT	2,549,234
84,500	RLJ Lodging Trust REIT	1,679,015
68,800	Sabra Healthcare, Inc. REIT‡	1,658,080
95,800	Select Income REIT	2,302,074
139,600	Senior Housing Properties Trust REIT	2,853,424
56,550	STAG Industrial, Inc. REIT	1,560,780
89,900	Starwood Property Trust, Inc. REIT	2,012,861
203,479	Summit Hotel Properties, Inc. REIT	3,794,883
70,946	Sun Communities, Inc. REIT	6,221,255
70,800	Xenia Hotels & Resorts, Inc. REIT	1,371,396

		66,824,877

	Retail — 3.6%

78,700	American Eagle Outfitters, Inc.‡	948,335
44,531	BJ’s Restaurants, Inc.*	1,658,780
72,100	Bloomin’ Brands, Inc.	1,530,683
84,218	BMC Stock Holdings, Inc.* ‡	1,840,163
32,879	Burlington Stores, Inc.*	3,024,539
29,700	Dick’s Sporting Goods, Inc.‡	1,182,951
16,800	Dillard’s, Inc. Class A‡	969,192
75,006	Dunkin’ Brands Group, Inc.	4,134,331
56,272	Five Below, Inc.* ‡	2,778,149
30,300	Foot Locker, Inc.	1,493,184
178,689	Fred’s, Inc. Class A‡	1,649,299
158,710	Haverty Furniture Cos., Inc.¤	3,983,621
21,768	Lithia Motors, Inc. Class A‡	2,051,199
85,670	Michaels Cos., Inc. (The)*	1,586,608
34,474	PriceSmart, Inc.	3,019,922
60,400	Sonic Automotive, Inc. Class A‡	1,174,780
39,890	Urban Outfitters, Inc.* ‡	739,561
23,900	Williams-Sonoma, Inc.‡	1,159,150

		34,924,447

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Savings & Loans — 0.4%

71,400	Banc of California, Inc.‡	1,535,100
33,800	Berkshire Hills Bancorp, Inc.	1,188,070
44,600	United Financial Bancorp, Inc.	744,374

		3,467,544

	Semiconductors — 3.2%

119,465	Cypress Semiconductor Corp.‡	1,630,697
29,740	Inphi Corp.* ‡	1,020,082
7,900	IPG Photonics Corp.*	1,146,290
60,700	Kulicke & Soffa Industries, Inc.*	1,154,514
537,995	Lattice Semiconductor Corp.*	3,583,047
34,656	MACOM Technology Solutions Holdings, Inc.* ‡	1,932,765
54,430	Mellanox Technologies, Ltd.* ‡	2,356,819
94,220	Microsemi Corp.*	4,409,496
279,190	ON Semiconductor Corp.*	3,919,828
35,209	Power Integrations, Inc.	2,566,736
29,355	Qorvo, Inc.*	1,858,759
27,561	Silicon Laboratories, Inc.*	1,883,794
106,480	Teradyne, Inc.	3,197,594

		30,660,421

	Shipbuilding — 0.1%

7,600	Huntington Ingalls Industries, Inc.	1,414,816

	Software — 5.8%

19,819	ANSYS, Inc.*	2,411,576
45,222	Black Knight Financial Services, Inc. Class A* ‡	1,851,841
58,300	Blackbaud, Inc.‡	4,999,225
21,240	Broadridge Financial Solutions, Inc.	1,604,894
88,904	Callidus Software, Inc.*	2,151,477
41,240	Cotiviti Holdings, Inc.* ‡	1,531,654
54,790	CyberArk Software, Ltd.*	2,736,760
9,425	Donnelley Financial Solutions, Inc.*	216,398
33,503	Guidewire Software, Inc.* ‡	2,301,991
33,080	HubSpot, Inc.* ‡	2,175,010
19,780	j2 Global, Inc.‡	1,683,080
764,525	Mitel Networks Corp.*	5,619,259
41,233	MSCI, Inc. Class A	4,246,587
85,420	PTC, Inc.*	4,708,350
70,060	RealPage, Inc.* ‡	2,518,657
33,895	Splunk, Inc.* ‡	1,928,286
63,216	SS&C Technologies Holdings, Inc.	2,428,127
22,546	Tyler Technologies, Inc.*	3,960,656
21,947	Ultimate Software Group, Inc. (The)* ‡	4,610,187
36,627	Veeva Systems, Inc. Class A*	2,245,601

		55,929,616

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 1.0%

30,545	ARRIS International Plc*	855,871
54,773	GTT Communications, Inc.* ‡	1,733,565
80,100	Juniper Networks, Inc.	2,233,188
37,600	Plantronics, Inc.	1,966,856
19,200	ViaSat, Inc.* ‡	1,271,040
53,460	Zayo Group Holdings, Inc.*	1,651,914

		9,712,434

	Transportation — 1.5%

31,300	Atlas Air Worldwide Holdings, Inc.*	1,632,295
78,109	Heartland Express, Inc.‡	1,626,229
32,175	J.B. Hunt Transport Services, Inc.‡	2,940,152
65,800	Navigator Holdings, Ltd.* ‡	546,140
32,460	Old Dominion Freight Line, Inc.	3,091,490
29,900	Ryder System, Inc.	2,152,202
42,715	XPO Logistics, Inc.*	2,760,671

		14,749,179

	TOTAL COMMON STOCKS (COST $787,028,945)	932,966,939

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.7%

	Bank Deposit — 3.8%

36,974,451	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	36,974,451

	Mutual Fund - Securities Lending Collateral — 1.8%

18,128,761	State Street Institutional U.S. Government Money Market Fund, Premier Class***	18,128,761

	U.S. Government and Agency Obligations — 0.1%

600,000	United States Treasury Bill, 1.01%, due 10/12/17** ‡‡	598,271

	TOTAL SHORT-TERM INVESTMENTS (COST $55,701,633)	55,701,483

	TOTAL INVESTMENTS — 101.8% (Cost $842,730,578)	988,668,422

	Other Assets and Liabilities (net) — (1.8)%	(17,741,384)

	NET ASSETS — 100.0%	$970,927,038

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $3,983,621 which represents 0.4% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $3,276,583.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
100	S&P Mid 400 E-mini Index	September 2017	$17,461,000	$(78,684)
155	Russell 2000 Mini Index	September 2017	10,960,825	(35,366)

				$(114,050)

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.1
Futures Contracts	(0.0)
Short-Term Investments	5.7
Other Assets and Liabilities (net)	(1.8)

100.0%

26	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.8%

	Australia — 4.1%

180,705	APA Group	1,271,052
186,895	Aristocrat Leisure, Ltd.	3,234,152
1,444,167	Asaleo Care, Ltd.	1,628,390
496,780	Aurizon Holdings, Ltd.	2,042,455
259,978	Australia & New Zealand Banking Group, Ltd.	5,727,231
294,129	BGP Holdings Plc* **** ¤	—
213,338	BHP Billiton, Ltd.	3,809,560
155,700	BlueScope Steel, Ltd.	1,577,666
1,673,859	Brambles, Ltd.	12,492,673
27,803	Computershare, Ltd.	301,554
150,116	Crown Resorts, Ltd.	1,413,999
144,910	CSL, Ltd.	15,342,478
724,300	CSR, Ltd.	2,350,079
255,462	Downer EDI, Ltd.	1,256,053
1,105,906	Evolution Mining, Ltd.‡	2,044,367
328,100	Fortescue Metals Group, Ltd.	1,313,713
987,052	Genworth Mortgage Insurance Australia, Ltd.	2,218,356
365,400	Harvey Norman Holdings, Ltd.‡	1,070,670
227,700	Lend Lease Group	2,908,044
45,800	Macquarie Group, Ltd.	3,109,084
130,170	McMillan Shakespeare, Ltd.	1,337,949
788,200	Metcash, Ltd.* ‡	1,451,013
729,082	Myer Holdings, Ltd.‡	466,967
66,404	Nufarm, Ltd.	490,506
220,715	Orica, Ltd.	3,501,112
506,288	Orora, Ltd.	1,110,676
6,768	OZ Minerals, Ltd.	38,468
14,324	Perpetual, Ltd.	613,856
1,638,556	Qantas Airways, Ltd.	7,189,207
16,170	REA Group, Ltd.	823,572
249,400	Retail Food Group, Ltd.‡	899,121
1,477,346	Sigma Healthcare, Ltd.	1,014,213
226,050	Star Entertainment Grp, Ltd. (The)	875,628
279,509	Steadfast Group, Ltd.	570,297
249,709	Technology One, Ltd.	1,103,266
1,129,310	Treasury Wine Estates, Ltd.	11,399,682

	Total Australia	97,997,109

	Austria — 1.0%

21,548	ANDRITZ AG	1,296,168
388,884	Erste Group Bank AG*	14,869,733
23,146	Oesterreichische Post AG	1,004,093
69,200	OMV AG	3,586,006
45,807	UNIQA Insurance Group AG	426,321
62,088	Vienna Insurance Group	1,748,763
50,100	Voestalpine AG	2,331,375

	Total Austria	25,262,459

See accompanying Notes to the Schedule of Investments.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.7%

55,042	Ageas	2,213,557
158,950	KBC Group NV	12,039,497
84,827	Orange Belgium SA¤	1,983,363
17,567	Telenet Group Holding NV*	1,104,988

	Total Belgium	17,341,405

	Bermuda — 0.2%

1,861,933	Esprit Holdings, Ltd.*	992,210
182,587	Hiscox, Ltd.	3,004,960

	Total Bermuda	3,997,170

	Brazil — 0.1%

674,100	JBS SA	1,328,567

	Canada — 0.5%

47,300	Canadian National Railway Co.	3,833,665
226,155	Entertainment One, Ltd.	647,456
18,325	Fairfax Financial Holdings, Ltd.	7,930,109

	Total Canada	12,411,230

	Cayman Islands — 1.9%

119,090	Alibaba Group Holding, Ltd., ADR*	16,779,781
1,969,000	China Hongqiao Group, Ltd.****	1,778,203
3,714,000	Jiangnan Group, Ltd.	323,517
2,741,000	Lee & Man Paper Manufacturing, Ltd.	2,545,619
549,050	Tencent Holdings, Ltd.	19,636,936
3,167,500	WH Group, Ltd. 144A	3,197,343
2,144,000	Xinyi Glass Holdings, Ltd.*	2,123,004

	Total Cayman Islands	46,384,403

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,180,165
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,872,164

	Total China	3,052,329

	Denmark — 1.3%

4,700	AP Moeller — Maersk AS Class B	9,437,780
144,100	Danske Bank AS	5,535,166
227,110	DSV AS	13,935,694
32,693	Jyske Bank AS	1,890,725
43,348	Sydbank AS	1,631,834

	Total Denmark	32,431,199

	Finland — 0.8%

65,833	Kone OYJ Class B	3,344,323
44,573	Neste OYJ	1,753,393
405,655	Nokia OYJ	2,477,597
11,179	Sampo OYJ Class A	572,102

28	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Finland — continued

104,456	Stora Enso OYJ Class R	1,347,443
18,906	Tieto OYJ	583,717
182,189	UPM-Kymmene OYJ	5,186,579
104,725	Valmet OYJ	2,031,744
21,701	Wartsila OYJ Abp	1,280,868

	Total Finland	18,577,766

	France — 7.8%

61,817	Airbus SE	5,076,387
24,200	Atos SE	3,392,201
400,200	AXA SA	10,931,932
197,827	BNP Paribas SA	14,228,327
34,742	Cie Generale des Etablissements Michelin	4,612,348
212,154	CNP Assurances	4,755,964
359,414	Credit Agricole SA	5,773,859
246,038	Danone SA	18,467,512
50,087	Dassault Systemes SA	4,483,877
57,611	Edenred	1,500,119
76,000	Electricite de France SA	821,917
232,756	Engie SA	3,508,184
14,814	Euler Hermes Group	1,757,195
10,382	Eurazeo SA	777,848
23,899	Faurecia‡	1,212,163
42,863	IPSOS	1,605,951
56,150	Kering	19,097,289
107,101	Legrand SA	7,481,935
12,140	LVMH Moet Hennessy Louis Vuitton SE	3,022,642
223,200	Natixis SA	1,496,112
95,737	Neopost SA	4,438,689
177,900	Orange SA	2,818,334
99,593	Pernod Ricard SA‡	13,318,521
21,065	Renault SA‡	1,904,036
101,200	Sanofi	9,667,886
146,484	Schneider Electric SE*	11,238,955
30,360	SCOR SE	1,201,907
202,072	Societe Generale SA	10,857,593
267,885	Total SA	13,225,136
41,561	UBISOFT Entertainment SA*	2,354,951
89,071	Vivendi SA	1,979,988

	Total France	187,009,758

	Germany — 9.3%

28,177	Aareal Bank AG	1,115,485
111,000	Adidas AG	21,237,326
18,165	Allianz SE	3,571,799
22,267	Aurubis AG‡	1,746,018
67,637	BASF SE	6,255,557
150,260	Bayer AG	19,400,107
22,808	Bayerische Motoren Werke AG	2,114,391

See accompanying Notes to the Schedule of Investments.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

32,114	Beiersdorf AG	3,371,206
79,787	Brenntag AG	4,611,934
7,833	Cewe Stiftung & Co. KGaA‡	659,592
14,506	Continental AG	3,126,143
43,243	Covestro AG	3,117,568
37,605	Daimler AG	2,717,963
105,150	Deutsche Bank AG	1,861,895
23,114	Deutsche Boerse AG	2,436,438
129,200	Deutsche Lufthansa AG	2,936,129
95,396	Deutsche Post AG	3,570,944
248,871	Deutsche Telekom AG	4,462,119
262,786	Deutsche Wohnen AG	10,037,642
116,064	Deutz AG	977,338
23,778	DIC Asset AG	260,243
118,809	Evonik Industries AG	3,792,180
27,669	Freenet AG	881,254
59,610	Fresenius Medical Care AG & Co. KGaA	5,722,565
150,328	GEA Group AG	6,143,290
96,640	HeidelbergCement AG	9,330,356
15,333	HUGO BOSS AG	1,072,018
846,491	Infineon Technologies AG	17,846,626
76,774	Jenoptik AG	2,010,921
79,600	K+S AG‡	2,035,462
8,106	Koenig & Bauer AG	547,507
40,315	LEG Immobilien AG	3,784,719
22,512	Leoni AG	1,157,348
8,438	Merck KGaA	1,017,734
119,523	METRO AG	4,028,995
9,277	MTU Aero Engines AG	1,306,739
46,095	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	9,281,878
8,742	Nemetschek SE‡	650,089
27,895	Rheinmetall AG	2,644,516
86,494	RWE AG*	1,720,962
82,355	Siemens AG	11,304,475
470	SMA Solar Technology AG‡	14,098
26,300	Software AG‡	1,150,364
17,600	STADA Arzneimittel AG	1,246,375
105,667	Symrise AG	7,474,557
142,266	TAG Immobilien AG‡	2,233,529
52,401	Talanx AG*	1,954,347
114,916	Uniper SE	2,154,093
252,850	Vonovia SE	10,025,811
10,505	Wacker Chemie AG	1,138,839
204,300	Zalando SE*	9,322,905

	Total Germany	222,582,389

	Gibraltar — 0.0%

119,955	888 Holdings Plc	397,719

30	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.0%

2,140,000	AIA Group, Ltd.	15,639,247
3,160,000	Champion REIT	2,011,824
147,000	Hopewell Holdings, Ltd.	560,210
2,509,000	PCCW, Ltd.	1,427,020
193,000	Wharf Holdings, Ltd. (The)	1,599,587
404,000	Wheelock & Co., Ltd.	3,048,197

	Total Hong Kong	24,286,085

	Hungary — 0.1%

28,700	MOL Hungarian Oil & Gas Plc	2,247,733
40,500	Richter Gedeon Nyrt	1,056,101

	Total Hungary	3,303,834

	India — 0.6%

247,670	HDFC Bank, Ltd.	6,340,850
423,100	KPIT Technologies, Ltd.	804,471
233,510	Tata Motors, Ltd., ADR	7,708,165

	Total India	14,853,486

	Indonesia — 0.5%

10,262,900	Bank Mandiri Persero Tbk PT	9,818,193
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,753,414

	Total Indonesia	11,571,607

	Ireland — 1.2%

5,997,771	Bank of Ireland*	1,573,374
313,147	C&C Group Plc	1,149,697
268,910	CRH Plc (Dublin Exchange)	9,500,197
68,052	Kerry Group Plc Class A	5,846,867
101,210	Ryanair Holdings Plc, ADR*	10,891,208

	Total Ireland	28,961,343

	Isle of Man — 0.1%

127,324	Playtech Plc	1,572,834

	Israel — 0.3%

29,747	Check Point Software Technologies, Ltd.*	3,244,803
952,345	El Al Israel Airlines	876,014
1,900	Orbotech, Ltd.*	61,978
76,500	Teva Pharmaceutical Industries, Ltd.	2,529,759

	Total Israel	6,712,554

	Italy — 1.4%

1,543,033	A2A SpA	2,558,904
89,314	Assicurazioni Generali SpA	1,467,905
183,100	Astaldi SpA	1,138,149
212,555	Autogrill SpA	2,572,178
2,023,227	Enel SpA	10,831,834

See accompanying Notes to the Schedule of Investments.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

16,761	Industria Macchine Automatiche SpA	1,537,943
99,858	Leonardo SpA	1,657,144
127,100	Mediobanca SpA	1,252,488
570,022	Saras SpA	1,324,982
167,166	Societa Cattolica di Assicurazioni SCRL	1,298,403
83,604	Terna Rete Elettrica Nazionale SpA	450,646
156,407	UniCredit SpA*	2,916,676
786,027	Unipol Gruppo Finanziario SpA	3,442,572
148,899	UnipolSai Assicurazioni SpA	324,539

	Total Italy	32,774,363

	Japan — 23.0%

18,200	Aeon Financial Service Co. Ltd.	385,187
78,900	Aeon Mall Co., Ltd.	1,553,282
79,600	Aisin Seiki Co., Ltd.	4,073,514
52,700	Ajinomoto Co., Inc.	1,138,097
75,400	Alpine Electronics, Inc.	1,128,047
38,200	Amano Corp.	795,210
81,700	Anritsu Corp.	737,307
79,200	Asahi Glass Co., Ltd.	3,334,069
407,600	Astellas Pharma, Inc.	4,986,171
37,900	Azbil Corp.	1,440,308
21,300	Belluna Co., Ltd.	254,402
109,700	Brother Industries, Ltd.	2,531,614
301,900	Calbee, Inc.‡	11,862,660
25,200	Canon, Inc.	855,849
305,000	Central Glass Co., Ltd.	1,311,098
23,800	Central Japan Railway Co.	3,878,409
263,294	Chiba Bank, Ltd. (The)	1,907,452
330,300	Citizen Watch Co., Ltd.	2,316,451
9,600	CKD Corp.	146,187
118,800	COMSYS Holdings Corp.	2,445,571
92,100	Dai-ichi Life Holdings, Inc.	1,661,095
174,200	Daiichi Sanyko Co., Ltd.	4,103,839
611,246	Daiwa Securities Group, Inc.	3,621,997
33,600	Denso Corp.	1,418,042
91,100	DIC Corp.	3,271,525
41,900	East Japan Railway Co.	4,006,902
20,900	Enplas Corp.	644,522
37,200	Exedy Corp.	1,047,864
37,200	FCC Co., Ltd.‡	748,900
85,100	Fuji Oil Holdings, Inc.	1,967,691
35,700	Fuji Seal International, Inc.	984,959
57,900	FUJIFILM Holdings Corp.	2,081,844
352,000	Fujikura, Ltd.	2,947,953
114,100	Fujitec Co., Ltd.	1,489,718
668,000	Fujitsu, Ltd.	4,921,417
16,900	Fuyo General Lease Co., Ltd.	964,124
38,397	Glory, Ltd.	1,257,574

32	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

105,000	GS Yuasa Corp.	456,969
258,994	Hachijuni Bank, Ltd. (The)	1,643,492
27,600	Heiwa Corp.	615,326
24,600	Heiwado Co., Ltd.	526,111
43,500	Hirose Electric Co., Ltd.	6,202,118
16,200	Hitachi High-Technologies Corp.	628,622
18,300	Hitachi Maxell, Ltd.	373,948
1,041,000	Hitachi, Ltd.	6,387,197
120,800	Hokuetsu Kishu Paper Co., Ltd.	947,177
46,500	Hokuhoku Financial Group, Inc.	741,202
35	Honda Motor Co., Ltd., ADR	959
8,900	Horiba, Ltd.	541,002
106,800	Hoya Corp.	5,544,361
36,700	IBJ Leasing Co., Ltd.	881,244
229,900	Inpex Corp.	2,211,836
177,100	Isuzu Motors, Ltd.	2,184,591
130,100	Ito En, Ltd.	4,747,330
210,000	Itochu Corp.	3,119,349
70,600	Japan Airlines Co., Ltd.	2,182,844
303,200	Japan Tobacco, Inc.	10,650,858
127,600	JTEKT Corp.	1,864,713
43,500	Juki Corp.	629,503
27,800	Kaken Pharmaceutical Co., Ltd.	1,516,679
33,000	Kamigumi Co., Ltd.	345,977
146,000	Kaneka Corp.	1,112,282
663,000	Kanematsu Corp.	1,357,156
203,900	Kansai Electric Power Co., Inc. (The)	2,807,345
316,408	Kao Corp.	18,788,485
707,200	KDDI Corp.	18,724,813
75,600	Keihin Corp.	1,031,460
82,000	Keio Corp.	686,009
13,200	Keyence Corp.	5,796,440
33,700	Kinden Corp.	542,871
114,700	Kobayashi Pharmaceutical Co., Ltd.	6,808,909
15,200	Koei Tecmo Holdings Co., Ltd.	301,403
11,900	Kohnan Shoji Co., Ltd.	221,669
420,000	Komatsu, Ltd.	10,670,078
104,400	Komori Corp.	1,341,702
36,700	Konami Holdings Corp.	2,038,163
405,400	Konica Minolta, Inc.	3,362,699
22,586	Kose Corp.	2,466,449
342,000	KYB Corp.	1,750,178
71,000	Kyudenko Corp.	2,543,387
100,400	Kyushu Electric Power Co., Inc.	1,218,811
13,600	Lintec Corp.	325,112
22,500	LIXIL Group Corp.	562,500
335,200	Marubeni Corp.	2,165,256
19,900	Maruwa Co., Ltd.	822,673
38,400	Matsumotokiyoshi Holdings Co., Ltd.	2,183,838

See accompanying Notes to the Schedule of Investments.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

434,000	Mebuki Financial Group, Inc.	1,614,560
28,000	Medipal Holdings Corp.	517,836
4,500	Melco Holdings, Inc.	128,160
104,300	MISUMI Group, Inc.	2,381,931
328,000	Mitsubishi Chemical Holdings Corp.	2,715,137
109,200	Mitsubishi Electric Corp.	1,570,066
118,900	Mitsubishi Gas Chemical Co., Inc.	2,513,239
52,500	Mitsubishi Shokuhin Co., Ltd.	1,506,875
17,100	Mixi, Inc.‡	951,184
1,773,900	Mizuho Financial Group, Inc.	3,242,783
337,700	MonotaRO Co., Ltd.‡	10,879,975
158,000	Morinaga Milk Industry Co., Ltd.	1,203,702
128,700	MS&AD Insurance Group Holdings, Inc.	4,322,836
9,800	Musashino Bank, Ltd. (The)	300,472
51,300	Namco Bandai Holdings, Inc.	1,748,656
667,000	NEC Corp.	1,769,010
70,300	Nexon Co., Ltd.*	1,388,982
54,000	NH Foods Ltd.	1,641,242
22,500	Nichicon Corp.	241,501
38,500	Nichirei Corp.	1,079,343
172,100	Nihon Kohden Corp.	3,973,188
136,700	Nihon Unisys, Ltd.	2,161,943
66,600	Nippon Electric Glass Co., Ltd.	2,421,333
40,700	Nippon Flour Mills Co., Ltd.	652,374
38,500	Nippon Paper Industries Co., Ltd.	788,435
326,000	Nippon Soda Co., Ltd.	1,798,861
53,036	Nippon Telegraph & Telephone Corp., ADR	2,499,056
312,700	Nippon Telegraph & Telephone Corp.	14,777,830
145,000	Nipro Corp.	1,890,575
125,200	Nishi-Nippon Financial Holdings, Inc.	1,299,245
436,300	Nissan Motor Co., Ltd.	4,341,255
172,200	Nisshinbo Holdings, Inc.	1,747,134
19,800	Nissin Foods Holdings Co., Ltd.	1,237,059
29,900	Nitori Holdings Co., Ltd.	4,002,278
48,000	NOF Corp.	610,894
982,200	Nomura Holdings, Inc.	5,886,556
245,200	Nomura Research Institute, Ltd.	9,656,550
385,941	North Pacific Bank, Ltd.	1,349,900
78,000	Obic Co., Ltd.	4,789,961
132,000	Oji Holdings Corp.	681,381
100,500	Omron Corp.	4,360,426
645,700	Orix Corp.	9,999,270
65,300	Otsuka Holdings Co., Ltd.	2,783,793
228,900	Panasonic Corp.	3,104,696
70,200	Penta-Ocean Construction Co., Ltd.	399,233
37,700	Pigeon Corp.	1,365,602
476,100	Pioneer Corp.*	953,386
371,400	Pola Orbis Holdings, Inc.‡	9,790,733
370,000	Prima Meat Packers, Ltd.	2,173,371

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

211,800	Recruit Holdings Co., Ltd.	3,639,959
608,300	Resona Holdings, Inc.	3,348,465
58,500	Rohm Co., Ltd.	4,493,192
190,400	Rohto Pharmaceutical Co., Ltd.	3,934,753
218,000	Sankyu, Inc.	1,420,221
394,100	Santen Pharmaceutical Co., Ltd.	5,345,393
25,300	Sawai Pharmaceutical Co., Ltd.	1,420,817
42,200	SBI Holdings, Inc.	571,631
52,200	SCREEN Holdings Co., Ltd.	3,484,336
92,500	Secom Co., Ltd.	7,018,178
192,200	Seiko Epson Corp.	4,274,722
264,300	Senshu Ikeda Holdings, Inc.	1,114,972
50,300	Seven & i Holdings Co., Ltd.	2,071,809
59,000	Shiga Bank, Ltd. (The)‡	304,032
182,700	Shin-Etsu Chemical Co., Ltd.	16,561,049
212,000	Shindengen Electric Manufacturing Co., Ltd.	1,150,943
5,400	Shionogi & Co., Ltd.	300,806
56,400	Ship Healthcare Holdings, Inc.	1,754,343
67,800	Shiseido Co., Ltd.	2,410,050
12,700	Softbank Group Corp.	1,028,230
25,500	Sohgo Security Services Co., Ltd.	1,148,362
896,700	Sojitz Corp.	2,202,645
58,200	Sompo Holdings, Inc.	2,247,506
362,000	Start Today Co., Ltd.	8,908,241
113,000	Sumitomo Chemical Co., Ltd.	649,680
159,700	Sumitomo Electric Industries, Ltd.	2,458,891
340,641	Sumitomo Mitsui Financial Group, Inc.	13,275,783
190,500	Sumitomo Rubber Industries, Ltd.‡	3,214,560
41,800	Suntory Beverage & Food, Ltd.	1,941,937
57,600	Suzuki Motor Corp.	2,732,360
84,100	T-Gaia Corp.	1,595,774
46,000	Takeda Pharmaceutical Co., Ltd.	2,337,255
27,900	TDK Corp.	1,835,004
128,300	Terumo Corp.	5,052,755
94,800	Toagosei Co., Ltd.	1,231,826
12,800	Tohoku Electric Power Co., Inc.	177,145
74,300	Tokio Marine Holdings, Inc.	3,075,555
221,000	Tokuyama Corp.*	1,064,089
47,500	Tokyo Century Corp.	1,898,140
79,100	Tokyo Electric Power Co. Holdings, Inc.*	325,946
36,500	Tokyo Electron, Ltd.	4,924,706
398,000	Tokyo Gas Co., Ltd.	2,069,699
49,700	Tokyo Ohka Kogyo Co., Ltd.	1,656,519
32,700	Tokyo Seimitsu Co., Ltd.	1,052,069
78,000	Toppan Printing Co., Ltd.	855,251
27,900	Topre Corp.	754,859
14,900	Toray Industries, Inc.	124,693
18,000	Towa Pharmaceutical Co., Ltd.	841,047
138,800	Toyo Suisan Kaisha, Ltd.	5,318,031

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

87,000	Toyoda Gosei Co., Ltd.	2,074,341
47,400	Toyota Motor Corp.	2,486,011
71,100	TS Tech Co., Ltd.	2,069,215
47,000	Tsubakimoto Chain Co.	404,913
694,000	Ube Industries, Ltd.	1,785,030
13,100	Ulvac, Inc.	629,584
89,200	Unicharm Corp.	2,240,320
89,570	USS Co., Ltd.	1,780,080
96,900	Valor Holdings Co., Ltd.	2,199,137
44,300	West Japan Railway Co.	3,128,914
37,300	Yakult Honsha Co., Ltd.	2,539,560
85,800	Yamaha Corp.	2,962,834
148,900	Yamaha Motor Co., Ltd.‡	3,840,443
394,062	Yamato Holdings Co., Ltd.	7,991,013
126,300	Yokogawa Electric Corp.	2,024,442
73,000	Yokohama Rubber Co., Ltd. (The)	1,465,068

	Total Japan	552,246,889

	Luxembourg — 0.1%

106,700	SAF-Holland SA	1,825,450

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,466,220

	Malta — 0.0%

61,183	Kindred Group Plc, SDR	691,292

	Netherlands — 3.7%

31,558	Aalberts Industries NV	1,254,733
659,530	Aegon NV	3,363,207
26,540	ASM International NV	1,543,477
26,436	ASML Holding NV	3,440,295
3,543	BE Semiconductor Industries NV	188,915
24,048	Core Laboratories NV	2,435,341
22,417	Euronext NV	1,162,052
105,542	Heineken NV	10,247,602
775,207	ING Groep NV	13,350,851
228,921	ING Groep NV, ADR	3,980,936
16,471	Koninklijke DSM NV	1,195,541
32,778	Koninklijke Philips Electronics NV, ADR	1,174,108
324,344	Koninklijke Philips NV	11,502,990
222,933	NN Group NV	7,912,765
402,571	PostNL NV	1,876,556
36,900	QIAGEN NV*	1,237,257
8,710	Randstad Holding NV	507,836
377,616	RELX NV	7,752,419
177,909	STMicroelectronics NV, ADR	2,558,331
110,988	STMicroelectronics NV (Euronext Exchange)‡	1,591,203
30,746	Unilever NV, ADR	1,694,454

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

45,254	Wolters Kluwer NV	1,913,090
299,890	Yandex NV Class A*	7,869,114

	Total Netherlands	89,753,073

	New Zealand — 0.2%

757,106	Air New Zealand, Ltd.	1,807,191
152,951	Chorus, Ltd.	518,517
501,571	Sky Network Television, Ltd.	1,267,013
330,102	Trade Me Group, Ltd.	1,288,265

	Total New Zealand	4,880,986

	Norway — 0.6%

331,970	DNB ASA	5,627,517
42,409	Orkla ASA	429,575
78,933	Salmar ASA	1,951,499
89,259	SpareBank 1 SMN	764,546
70,600	Statoil ASA	1,166,462
374,939	Storebrand ASA	2,578,177
42,500	Yara International ASA	1,591,089

	Total Norway	14,108,865

	Philippines — 0.0%

6,261,800	Vista Land & Lifescapes, Inc.¤	720,988

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,383,795

	Portugal — 0.6%

782,528	Banco Espirito Santo SA* **** ¤	—
627,780	Jeronimo Martins SGPS SA	12,236,687
302,546	Navigator Co. SA (The)	1,304,705

	Total Portugal	13,541,392

	Russia — 0.2%

346,335	Gazprom PJSC, ADR	1,370,794
48,600	LUKOIL PJSC, ADR	2,371,194
49,400	MMC Norilsk Nickel PJSC, (London Exchange), ADR	681,720
32,432	Tatneft PJSC, (London Exchange), ADR	1,222,686

	Total Russia	5,646,394

	Singapore — 0.2%

146,200	DBS Group Holdings, Ltd.	2,202,265
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,481,309

	Total Singapore	3,683,574

	South Africa — 0.1%

153,700	MTN Group, Ltd.	1,338,460

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	South Korea — 0.4%

35,889	Kia Motors Corp.	1,198,235
3,220	Samsung Electronics Co., Ltd.	6,689,630
6,440	SK Telecom Co., Ltd.	1,497,216

	Total South Korea	9,385,081

	Spain — 3.1%

9,687	Acciona SA	851,398
45,832	ACS Actividades de Construccion y Servicios SA	1,768,157
15,203	Aena SA	2,962,502
311,107	Amadeus IT Group SA Class A‡	18,575,512
272,868	Banco Bilbao Vizcaya Argentaria SA	2,261,010
680,777	Banco de Sabadell SA	1,381,323
1,633,173	Banco Santander SA	10,788,848
27,858	Bolsas y Mercados Espanoles SHMSF SA	1,004,517
23,519	Construcciones y Auxiliar de Ferrocarriles SA	964,612
334,800	Distribuidora Internacional de Alimentacion SA	2,081,498
142,518	Ence Energia y Celulosa SA	583,551
32,697	Endesa SA	752,191
198,117	Gas Natural SDG SA	4,629,968
1,070,173	Iberdrola SA	8,462,321
446,618	International Consolidated Airlines Group SA (London Exchange)	3,538,818
20,191	Let’s GOWEX SA* **** ¤ ‡	—
260,656	Liberbank SA* ‡	267,265
1,027,749	Mapfre SA	3,584,585
210,500	Sacyr SA*	557,239
1,002,605	Telefonica SA	10,335,144
24,702	Zardoya Otis SA	255,255

	Total Spain	75,605,714

	Sweden — 2.0%

68,167	Atlas Copco AB Class A	2,610,446
60,271	Atlas Copco AB Class B	2,080,121
78,100	Boliden AB	2,128,767
30,672	Com Hem Holding AB	425,467
53,960	Electrolux AB Class B	1,766,349
34,492	Essity AB Class B*	942,600
11,239	Holmen AB Class B	487,294
30,104	Industrivarden AB Class A	765,578
133,780	Investor AB Class B	6,439,547
64,010	Kinnevik AB Class B	1,957,209
7,335	L E Lundbergforetagen AB Class B	578,309
337,190	Lundin Petroleum AB*	6,480,310
483,450	Nordea Bank AB	6,144,470
156,023	Sandvik AB	2,450,996
368,300	SAS AB*	803,448
115,000	SKF AB Class B	2,327,392
34,492	Svenska Cellulosa AB SCA Class B	260,697
521,948	Svenska Handelsbanken AB Class A	7,462,986
9,316	Swedish Match AB	327,707

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

450,400	Telia Co. AB	2,071,363

	Total Sweden	48,511,056

	Switzerland — 8.5%

90,391	ABB, Ltd., ADR	2,250,736
205,913	ABB, Ltd.	5,091,651
35,666	Adecco Group AG	2,715,033
9,400	ALSO Holding AG*	1,208,312
35,600	Aryzta AG* ‡	1,172,107
8,468	Autoneum Holding AG	2,321,151
6,816	Bucher Industries AG	2,147,682
35,956	Cembra Money Bank AG*	3,405,429
54,142	Cie Financiere Richemont SA	4,466,369
82,184	Coca-Cola HBC AG*	2,410,479
197,300	Credit Suisse Group AG*	2,855,509
3,722	Flughafen Zuerich AG	914,905
13,770	Geberit AG	6,430,266
1,748	Georg Fischer AG	1,694,792
6,196	Givaudan SA	12,409,469
2,918	Helvetia Holding AG	1,671,303
17,095	Implenia AG	1,281,701
270,084	Julius Baer Group, Ltd.*	14,228,307
62,319	Logitech International SA	2,293,891
73,170	Lonza Group AG*	15,838,919
332,086	Nestle SA	28,938,105
18,199	Pargesa Holding SA	1,386,328
8,399	Partners Group Holding AG	5,214,019
10,585	Rieter Holding AG*	2,419,523
119,192	Roche Holding AG	30,393,867
11,748	Schindler Holding AG	2,489,082
3,106	SGS SA	7,531,073
2,065	Siegfried Holding AG*	583,824
311	Sika AG	2,000,480
7,574	Sonova Holding AG	1,231,423
17,200	Swiss Life Holding AG*	5,812,061
110,142	Swiss Re AG	10,080,871
17,648	Temenos Group AG*	1,577,475
595,383	UBS Group AG*	10,096,611
13,697	VAT Group AG*	1,704,884
11,934	Vontobel Holding AG	776,367
19,299	Zurich Insurance Group AG	5,624,551

	Total Switzerland	204,668,555

	Taiwan — 1.2%

487,000	Charoen Pokphand Enterprise	1,194,287
2,407,000	Compeq Manufacturing Co., Ltd.	1,962,314
608,000	Fubon Financial Holding Co., Ltd.*	968,363
415,652	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,531,194
1,378,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,444,872

	Total Taiwan	28,101,030

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,278,311
23,666,400	Sansiri PCL	1,574,509

	Total Thailand	2,852,820

	Turkey — 0.0%

208,146	TAV Havalimanlari Holding AS	1,115,020

	United Kingdom — 14.6%

454,689	3i Group Plc	5,330,327
38,991	Acacia Mining Plc	150,878
150,718	Ashmore Group Plc	691,477
449,897	Ashtead Group Plc	9,286,011
17,768	ASOS Plc*	1,326,854
153,077	AstraZeneca Plc, ADR	5,218,395
25,400	AstraZeneca Plc	1,694,207
1,016,981	BAE Systems Plc	8,368,578
712,929	Barclays Plc	1,877,584
211,562	Barratt Developments Plc	1,548,545
256,120	BBA Aviation Plc	1,022,679
61,900	Bellway Plc	2,392,048
61,200	Berkeley Group Holdings Plc	2,565,326
759,300	BP Plc	4,367,302
242,654	British American Tobacco Plc	16,497,319
125,515	British American Tobacco Plc, ADR	8,602,798
398,700	BT Group Plc	1,526,484
22,290	BT Group Plc, ADR	432,649
325,807	Bunzl Plc	9,682,971
5,509	Burberry Group Plc	118,860
377,010	Cairn Energy Plc*	843,292
349,974	Carillion Plc‡	849,190
570,622	Centrica Plc	1,483,900
821,149	Compass Group Plc	17,279,421
150,255	Crest Nicholson Holdings Plc	1,021,734
55,207	Diageo Plc, ADR	6,615,455
419,868	Drax Group Plc	1,776,326
126,585	easyJet Plc	2,234,570
594,010	Experian Plc	12,152,525
701,600	Firstgroup Plc*	1,145,558
834,800	G4S Plc	3,539,360
57,349	Galliford Try Plc	864,869
591,200	GKN Plc	2,503,481
108,200	GlaxoSmithKline Plc	2,298,635
969,135	Glencore Plc*	3,615,438
47,696	Greggs Plc	669,111
445,878	Halma Plc	6,370,902
254,793	IG Group Holdings Plc	1,879,871
376,450	IMI Plc	5,843,424
121,168	Imperial Brands Plc	5,427,632
148,500	Inchcape Plc	1,455,385

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

26,900	Indivior Plc	109,263
31,876	InterContinental Hotels Group Plc	1,766,764
71,726	Intermediate Capital Group Plc	775,627
68,087	Intertek Group Plc	3,729,581
151,226	IWG Plc	635,270
1,838,845	J Sainsbury Plc	6,012,022
39,043	Janus Henderson Group Plc* ‡	1,292,714
142,723	Jardine Lloyd Thompson Group Plc	2,224,679
218,943	Jupiter Fund Management Plc	1,436,199
676,000	Kingfisher Plc	2,640,416
4,197,051	Lloyds Banking Group Plc	3,606,337
353,430	London Stock Exchange Group Plc	16,738,335
728,107	Man Group Plc	1,464,058
489,400	Marks & Spencer Group Plc	2,118,807
190,422	Marston’s Plc	301,765
309,291	Meggitt Plc	1,915,962
400,400	Mitchells & Butlers Plc	1,199,349
73,124	Moneysupermarket.com Group Plc	335,960
39,600	National Grid Plc, ADR	2,487,672
1,294,785	Old Mutual Plc	3,252,717
526,246	Paragon Group of Cos. Plc (The)	2,920,198
324,784	Paysafe Group Plc*	2,155,796
201,645	Pennon Group Plc	2,162,204
1,132,996	QinetiQ Group Plc	3,976,545
279,170	Reckitt Benckiser Group Plc	28,226,938
187,599	Redrow Plc	1,332,938
100,513	RELX Plc	2,167,317
18,705	Renishaw Plc	879,546
301,331	Rentokil Initial Plc	1,069,734
92,700	Restaurant Group Plc (The)	394,351
13,824	Rightmove Plc	763,159
79,900	Royal Dutch Shell Plc Class B	2,140,587
211,900	Royal Mail Plc	1,159,342
138,584	Shire Plc	7,628,976
25,148	Smith & Nephew Plc, ADR	876,408
159,221	Smith & Nephew Plc	2,740,365
103,361	Spectris Plc	3,387,397
132,109	Spirax-Sarco Engineering Plc	9,180,755
56,100	SSE Plc	1,058,816
638,704	St James’s Place Plc	9,806,393
232,817	Stagecoach Group Plc	563,404
216,805	Tate & Lyle Plc	1,864,316
2,854,873	Tullow Oil Plc*	5,588,461
50,500	Unilever Plc, ADR	2,733,060
90,613	Vodafone Group Plc, ADR	2,603,311
426,900	Weir Group Plc (The)	9,598,766
107,568	WM Morrison Supermarkets Plc	337,018
157,670	Wolseley Plc	9,652,475
3,017,250	Worldpay Group Plc	12,337,814

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

278,067	WPP Plc	5,829,686

	Total United Kingdom	351,750,944

	United States — 2.0%

61,905	Analog Devices, Inc.	4,816,209
47,456	ANSYS, Inc.*	5,774,446
287,709	Cadence Design Systems, Inc.*	9,635,374
183,562	Colgate-Palmolive Co.	13,607,451
12,904	DENTSPLY SIRONA, Inc.	836,695
41,408	Nordson Corp.	5,023,619
15,798	NVIDIA Corp.	2,283,759
83,450	Texas Instruments, Inc.	6,419,809

	Total United States	48,397,362

	TOTAL COMMON STOCKS (COST $1,984,122,903)	2,255,484,569

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

347,627	iShares MSCI EAFE ETF	22,665,280

	TOTAL INVESTMENT COMPANY (COST $19,605,729)	22,665,280

	PREFERRED STOCKS — 0.7%

	Brazil — 0.1%

800,360	Itausa — Investimentos Itau SA, 6.29%	2,178,902

	Germany — 0.6%

110,495	Henkel AG & Co. KGaA, 1.36%	15,186,021

	TOTAL PREFERRED STOCKS (COST $11,755,197)	17,364,923

	RIGHTS — 0.0%

	Spain — 0.0%

45,832	ACS Actividades de Construccion y Servicios SA, Expires 07/17/2017*	36,592
210,500	Sacyr SA, Expires 07/16/2017*	16,806

	Total Spain	53,398

	TOTAL RIGHTS (COST $53,779)	53,398

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.2%

	Bank Deposit — 4.1%

97,617,410	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	97,617,410

	Mutual Fund - Securities Lending Collateral — 1.0%

25,093,825	State Street Institutional U.S. Government Money Market Fund, Premier Class***	25,093,825

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%

2,350,000		United States Treasury Bill, 1.01%, due 10/12/17** ‡‡	2,343,228

		TOTAL SHORT-TERM INVESTMENTS (COST $125,055,050)	125,054,463

		TOTAL INVESTMENTS — 100.6% (Cost $2,140,592,658)	2,420,622,633

		Other Assets and Liabilities (net) — (0.6)%	(15,550,126)

		NET ASSETS — 100.0%	$2,405,072,507

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

		SDR — Swedish Depository Receipt

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,778,203 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $3,170,360.

	¤	Illiquid security. The total market value of the securities at period end is $2,704,351 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $4,127,412.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $3,197,343 which represents 0.1% of net assets.

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
08/24/17	EUR	Barclays Bank Plc	4,615,000	$5,277,168	$249,338

Sales
08/24/17	JPY	HSBC Bank USA	2,128,429,000	$18,982,469	$310,060

Currency Abbreviations

EUR	— Euro
JPY	— Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
679	MSCI EAFE E-mini Index	September 2017	$64,151,920	$(67,414)

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	8.4
Insurance	5.8
Food	5.5
Chemicals	4.6
Diversified Financial Services	4.2
Pharmaceuticals	4.1
Commercial Services	3.5
Semiconductors	3.5
Internet	3.1
Telecommunications	3.1
Software	2.7
Retail	2.6
Transportation	2.5
Electronics	2.4
Cosmetics & Personal Care	2.3
Beverages	2.2
Oil & Gas	2.1
Auto Parts & Equipment	1.9
Household Products & Wares	1.8
Agriculture	1.7
Machinery — Diversified	1.7
Building Materials	1.6
Electric	1.6
Electrical Components & Equipment	1.6
Real Estate	1.5
Airlines	1.4
Miscellaneous — Manufacturing	1.4
Auto Manufacturers	1.1
Distribution & Wholesale	1.1
Apparel	1.0
Health Care — Products	0.9
Unaffiliated Fund	0.9
Aerospace & Defense	0.8
Engineering & Construction	0.8
Computers	0.7
Food Service	0.7
Mining	0.7
Biotechnology	0.6
Gas	0.6
Holding Companies — Diversified	0.6
Machinery — Construction & Mining	0.6
Media	0.6
Investment Companies	0.5
Forest Products & Paper	0.4
Home Builders	0.4
Leisure Time	0.4
Metal Fabricate & Hardware	0.4
Office & Business Equipment	0.4
Advertising	0.3
Hand & Machine Tools	0.3
Iron & Steel	0.3

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Health Care — Services	0.2
Home Furnishings	0.2
Lodging	0.2
Packaging & Containers	0.2
Entertainment	0.1
Oil & Gas Services	0.1
Pipelines	0.1
REITS	0.1
Shipbuilding	0.1
Textiles	0.1
Water	0.1
Energy — Alternate Sources	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.6

100.0%

46	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.3%

	Asset Backed Securities — 13.4%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1R, 2.32%, due 07/15/26† 144A	750,399
315,000	Aegis Asset Backed Securities Trust, Series 2005-4, Class M1, 1.67%, due 10/25/35†	312,786
750,000	AIMCO CLO, Series 2015-AA, Class A1, 2.86%, due 01/15/28† 144A	751,455
621,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	622,522
375,000	Ally Auto Receivables Trust, Series 2014-3, Class A4, 1.72%, due 03/16/20	375,591
395,000	Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.75%, due 05/15/20	395,588
420,000	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.74%, due 09/15/21	419,688
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 2.65%, due 10/15/28† 144A	252,527
400,000	ALM CLO XII, Ltd., Series 2015-12A, Class A1R, 2.21%, due 04/16/27† 144A	400,000
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.44%, due 02/16/21†	1,004,637
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	817,234
1,500,000	American Express Credit Account Master Trust, Series 2017-2, Class A, 1.44%, due 09/16/24†	1,511,161
633,777	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 1.98%, due 09/25/33†	615,234
122,886	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.91%, due 04/25/34†	122,962
785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	773,723
655,025	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	673,376
287,060	Argent Securities, Inc., Series 2004-W6, Class M1, 2.04%, due 05/25/34†	280,099
324,588	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 2.13%, due 12/15/33†	320,454
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR, 2.59%, due 07/16/26† 144A	1,001,706
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	996,246
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	995,204
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,129,323
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 2.55%, due 07/18/30† 144A	250,000
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 2.70%, due 01/24/29† 144A	504,623
30,977	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 1.79%, due 09/25/34†	31,040
500,000	Benefit Street Partners CLO V, Ltd., Series 2014-VA, Class AR, 2.36%, due 10/20/26† 144A	501,705
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 2.49%, due 04/13/27† 144A	250,997
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	311,117
947,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	946,380
460,000	California Republic Auto Receivables Trust, Series 2015-2, Class A4, 1.75%, due 01/15/21	460,240
190,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	189,807
860,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, due 04/15/22	853,776
965,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, due 01/17/23	969,497

See accompanying Notes to the Schedule of Investments.	47

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 2.61%, due 01/20/29† 144A	502,038
250,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3A, Class A1AR, 2.32%, due 07/27/26† 144A	249,999
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 2.39%, due 04/20/31† 144A	500,458
270,000	CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.80%, due 03/15/21	270,268
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	160,585
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	278,110
565,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, due 06/15/21	561,544
1,220,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.27%, due 07/15/21	1,209,273
800,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, due 01/18/22 144A	800,455
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	253,650
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,019,538
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1.84%, due 04/22/26†	805,156
588,241	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	587,596
575,000	CNH Equipment Trust, Series 2015-C, Class A3, 1.66%, due 11/16/20	575,312
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	314,529
335,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47¤ 144A	340,961
1,405,681	Colony American Homes, Series 2014-1A, Class A, 2.36%, due 05/17/31† 144A	1,414,326
430,100	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	441,686
1,160,000	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.64%, due 07/15/21	1,160,129
520,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47†††† 144A	520,325
250,000	Eaton Vance CLO, Ltd., Series 2014-1A, Class AR, 2.36%, due 07/15/26† 144A	250,016
467,613	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, due 02/22/22 144A	467,240
800,000	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, due 07/20/22 144A	801,614
500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.97%, due 01/20/23 144A	499,974
219,435	EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3, 2.19%, due 12/25/34†	215,824
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class AR, 2.41%, due 01/16/26† 144A	252,058
125,000	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47¤ 144A	127,028
210,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A4, 1.58%, due 08/15/20	209,886
365,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, due 10/15/20	363,841
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	339,163
1,100,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62%, due 08/15/28 144A	1,114,422
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	112,802
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 1.71%, due 01/20/20†	500,950
330,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, due 05/15/20 144A	330,048
700,000	Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	697,890
300,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	297,682
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.62%, due 05/05/27† 144A	250,178
288,210	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	288,539
255,548	Home Equity Asset Trust, Series 2003-8, Class M1, 2.30%, due 04/25/34†	249,323
512,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, due 10/18/21	511,532
445,000	Honda Auto Receivables Owner Trust, Series 2015-4, Class A3, 1.23%, due 09/23/19	444,081

48	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

515,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A4, 1.62%, due 08/15/22	513,596
1,185,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.33%, due 11/18/22	1,172,109
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	505,034
560,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.72%, due 07/21/21	560,523
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	124,724
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	881,225
365,000	Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, due 07/15/20	364,266
450,000	Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, due 08/16/21	450,667
750,000	ICG US CLO, Ltd., Series 2014-3A, Class A1AR, 2.66%, due 01/25/27† 144A	750,522
1,131,165	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.51%, due 08/17/32† 144A	1,137,201
68,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.65%, due 12/15/21	68,044
500,000	KVK CLO, Ltd., Series 2014-1A, Class A1R, 2.48%, due 05/15/26† 144A	500,080
500,000	KVK CLO, Ltd., Series 2014-2A, Class AR, 2.34%, due 07/15/26† 144A	501,183
750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 2.36%, due 10/20/26† 144A	750,445
3,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	3,334,183
109,701	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A, 1.74%, due 06/25/35†	106,896
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,579,038
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	702,297
238,014	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 2.42%, due 06/25/33†	238,260
155,366	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 2.27%, due 06/25/33†	152,653
212,398	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 2.24%, due 10/25/33†	210,881
250,000	Mountain View CLO, Ltd., Series 2014-1A, Class AR, 2.40%, due 10/15/26 † 144A	250,030
291,621	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.94%, due 10/25/33† 144A	283,980
460,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 1.89%, due 03/25/35†	439,863
340,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 1.89%, due 06/25/35†	335,913
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,221,725
770,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A3, 1.34%, due 03/16/20	769,032
610,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	610,699
280,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, due 08/16/21	280,642
413,000	Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, due 01/15/20	412,819
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 1.00%, due 07/15/30† †††† 144A	249,657
144,011	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	144,188
1,700,000	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	1,700,107
1,052,932	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,055,435
500,000	OZLM Funding II CLO, Ltd., Series 2012-2A, Class A1R, 2.61%, due 10/30/27† 144A	501,606
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 2.41%, due 01/20/29† 144A	752,359
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 2.47%, due 05/21/29† 144A	499,995
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 2.66%, due 07/20/27† 144A	750,049
215,000	RAAC Trust, Series 2006-SP4, Class M1, 1.56%, due 11/25/36†	207,692
500,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A1R, 1.00%, due 07/25/26†††† 144A	500,000
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 2.69%, due 07/25/26† 144A	750,080
250,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class B, 3.17%, due 07/25/26† 144A	250,013
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 2.79%, due 12/20/28† 144A	501,420

See accompanying Notes to the Schedule of Investments.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

14,282	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	14,616
503,062	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.91%, due 05/25/35†	501,750
360,658	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	360,610
743,406	Silvermore CLO, Ltd., Series 2014-1A, Class A1, 2.63%, due 05/15/26† 144A	743,584
1,079,733	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,139,557
4,175,945	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	4,323,979
3,829,900	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,959,320
1,518,945	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,559,045
1,104,797	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,126,206
2,005,000	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.75%, due 07/25/40 144A	2,003,669
500,000	Sound Point ClO XVI, Ltd., Series 2017-2A, Class A, 2.57%, due 07/25/30† 144A	500,000
637,245	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	641,795
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	868,027
3,264,250	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,305,553
1,207,099	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,276,809
216,676	Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1.95%, due 03/25/35†	209,297
305,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	306,412
387,075	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	396,553
750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 2.66%, due 07/20/27† 144A	754,368
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 2.43%, due 01/15/29† 144A	1,004,814
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 1.00%, due 07/15/29† †††† 144A	249,750
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.49%, due 11/25/60¤ † 144A	278,435
555,021	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56† 144A	556,974
163,428	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56¤ † 144A	165,096
137,759	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57¤ † 144A	139,245
430,000	Toyota Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.74%, due 09/15/20	431,117
675,000	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, due 03/16/20	673,364
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	262,500
425,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, due 02/16/21	425,651
535,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.76%, due 07/15/21	536,002
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 2.86%, due 10/25/28† 144A	752,897
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 0.00%, due 07/25/29† 144A	500,000
2,398,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	2,389,135
700,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, due 05/20/21 144A	698,384
3,220,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	3,233,266
315,000	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, due 07/22/19 144A	314,975
138,982	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, due 04/25/47†† 144A	139,225
160,000	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 04/25/59†† 144A	160,257
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 2.81%, due 10/20/28† 144A	502,244

50	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

805,561	Wells Fargo Home Equity Trust, Series 2005-4, Class M1, 1.68%, due 12/25/35†	807,433
854,775	Wendys Funding LLC, Series 2015-1A, Class A2I, 3.37%, due 06/15/45 144A	864,480
500,000	West CLO, Ltd., Series 2013-1A, Class A1AR, 2.34%, due 11/07/25† 144A	499,996
259,424	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30¤ 144A	260,203
695,000	World Omni Auto Receivables Trust, Series 2016-A, Class A3, 1.77%, due 09/15/21	695,283
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 2.57%, due 07/15/29† 144A	249,996

		108,934,129

	Corporate Debt — 38.2%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	25,410
775,000	Abbott Laboratories, 2.90%, due 11/30/21	784,448
812,000	AbbVie, Inc., 3.20%, due 11/06/22	833,823
720,000	AbbVie, Inc., 3.60%, due 05/14/25	735,663
500,000	AbbVie, Inc., 4.50%, due 05/14/35	528,920
244,069	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	267,256
410,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	411,466
380,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	410,177
347,000	AECOM, 5.13%, due 03/15/27††††	349,169
340,000	AerCap Global Aviation Trust, 6.50%, due 06/15/45† ‡ 144A	362,950
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	287,725
355,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	377,574
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	357,478
370,000	Aetna, Inc., 4.75%, due 03/15/44	417,561
315,000	Agrium, Inc., 4.90%, due 06/01/43	341,264
150,000	Agrium, Inc., 5.25%, due 01/15/45	170,935
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	321,750
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	258,437
1,992,998	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	2,027,875
170,000	Air Lease Corp., 3.38%, due 01/15/19‡	173,223
188,000	Air Lease Corp., 3.63%, due 04/01/27	188,401
155,000	Aircastle, Ltd., 5.50%, due 02/15/22	169,725
150,000	Aircastle, Ltd., 7.63%, due 04/15/20	170,063
385,000	Allergan Funding SCS, 3.80%, due 03/15/25	398,869
605,000	Allergan Funding SCS, 4.55%, due 03/15/35	647,683
39,000	Allergan Funding SCS, 4.75%, due 03/15/45	42,265
225,000	Ally Financial, Inc., 3.25%, due 11/05/18	228,308
465,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	491,700
200,000	Altice Financing SA, 6.63%, due 02/15/23 144A	212,688
135,000	Altria Group, Inc., 2.85%, due 08/09/22	137,203
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	348,925
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	666,866
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	152,137
345,735	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	357,231
3,946,700	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,218,036
228,936	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, due 07/15/29	241,242
228,000	American Airlines 2017-1 Class A Pass Through Trust, 4.00%, due 08/15/30	236,550
210,000	American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, due 02/15/29	216,825
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	1,003,189
310,000	American Honda Finance Corp., 1.70%, due 02/22/19	310,423

See accompanying Notes to the Schedule of Investments.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

465,000	American Honda Finance Corp., (MTN), 2.00%, due 02/14/20	466,196
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	240,004
510,000	American Tower Corp. REIT, 3.55%, due 07/15/27	506,766
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	254,713
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	184,500
550,000	Amgen, Inc., 1.90%, due 05/10/19	550,764
193,000	Amgen, Inc., 4.40%, due 05/01/45	199,034
813,000	Amgen, Inc., 4.66%, due 06/15/51	864,833
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40	337,940
6,000,000	Anadarko Petroleum Corp., 7.05%, due 10/10/36‡‡	2,488,710
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	513,392
2,280,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	2,583,596
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	368,363
350,000	Anixter, Inc., 5.63%, due 05/01/19	369,687
230,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24 144A	236,325
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,807
475,000	Apache Corp., 5.10%, due 09/01/40	486,934
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38%, due 09/01/24† ‡‡‡	314,812
390,000	Arconic, Inc., 5.13%, due 10/01/24‡	406,575
215,000	Ares Capital Corp., 3.88%, due 01/15/20	219,345
240,000	Arrow Electronics, Inc., 3.88%, due 01/12/28	238,512
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	171,450
150,000	AT&T, Inc., 2.63%, due 12/01/22	147,198
5,000,000	AT&T, Inc., 3.39%, due 11/27/22‡‡ 144A	4,214,650
2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,047,337
120,000	AT&T, Inc., 3.88%, due 08/15/21	125,391
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,635
110,000	AT&T, Inc., 4.50%, due 05/15/35	108,546
409,000	AT&T, Inc., 4.75%, due 05/15/46	402,625
110,000	AT&T, Inc., 5.25%, due 03/01/37	117,551
740,000	AT&T, Inc., 5.45%, due 03/01/47	799,635
425,000	Australia & New Zealand Banking Group, Ltd., 2.13%, due 08/19/20	425,126
200,000	Australia & New Zealand Banking Group, Ltd., 6.75%¤ † ††††† 144A	221,372
365,000	Autodesk, Inc., 3.50%, due 06/15/27	359,684
190,000	AXA SA, 8.60%, due 12/15/30	268,375
260,000	BAC Capital Trust XIV, 4.00%† †††††	227,045
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,327,251
600,000	Bank of America Corp., 2.60%, due 01/15/19	605,876
2,526,000	Bank of America Corp., 3.50%, due 04/19/26	2,539,368
500,000	Bank of America Corp., 4.13%, due 01/22/24	528,082
30,000	Bank of America Corp., 4.20%, due 08/26/24	31,172
245,000	Bank of America Corp., 4.25%, due 10/22/26	252,779
1,390,000	Bank of America Corp., 4.45%, due 03/03/26	1,449,232
420,000	Bank of America Corp., 5.13%† †††††	429,450
270,000	Bank of America Corp., 6.30%† †††††	303,412
395,000	Bank of America Corp., 6.88%, due 04/25/18	411,129
100,000	Bank of America Corp., 7.63%, due 06/01/19	110,317

52	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

450,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	435,790
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	755,145
340,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	344,847
270,000	Bank of America Corp., (MTN), 4.44%, due 01/20/48†	286,293
380,000	Barclays Plc, 3.20%, due 08/10/21	385,785
300,000	Barclays Plc, 3.68%, due 01/10/23	308,136
325,000	Barclays Plc, 4.38%, due 01/12/26	338,346
200,000	Barclays Plc, 4.95%, due 01/10/47	214,278
220,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	226,920
375,000	Becton Dickinson and Co., 2.13%, due 06/06/19	375,745
1,060,000	Becton Dickinson and Co., 3.70%, due 06/06/27	1,065,498
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,845,272
105,000	BHP Billiton Finance USA, Ltd., 6.25%, due 10/19/75† 144A	114,765
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,207,435
1,555,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	1,697,845
340,000	BMW US Capital LLC, 2.15%, due 04/06/20 144A	341,713
110,000	Boardwalk Pipelines, LP, 4.45%, due 07/15/27	112,847
70,000	Boise Cascade Co., 5.63%, due 09/01/24¤ ‡ 144A	72,450
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	2,016,223
195,000	BP Capital Markets Plc, 3.02%, due 01/16/27	189,950
280,000	BPCE SA, 4.50%, due 03/15/25 144A	288,281
415,000	BPCE SA, 5.70%, due 10/22/23 144A	462,613
595,000	Branch Banking & Trust Co., 2.10%, due 01/15/20	597,465
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	222,989
530,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27 144A	524,643
419,051	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	452,269
78,847	British Airways 2013-1 Class B Pass Through Trust, 5.63%, due 12/20/21 144A	82,790
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20 144A	425,877
1,022,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27 144A	1,051,531
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24¤ 144A	296,450
185,000	Bunge, Ltd. Finance Corp., 8.50%, due 06/15/19	207,002
305,000	CA, Inc., 3.60%, due 08/15/22	308,775
248,000	CA, Inc., 4.70%, due 03/15/27	253,544
933,000	Canadian Natural Resources, Ltd., 2.95%, due 01/15/23	926,737
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,082,961
310,000	Capital One Financial Corp., 2.45%, due 04/24/19	311,788
585,000	Capital One Financial Corp., 3.75%, due 07/28/26	571,943
460,000	Capital One Financial Corp., 4.20%, due 10/29/25	464,639
265,000	Capital One NA/Mclean VA, 2.35%, due 08/17/18	266,134
320,000	Cardinal Health, Inc., 1.95%, due 06/14/19	320,469
292,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	332,400
190,000	Cascades, Inc., 5.50%, due 07/15/22 144A	194,750
165,000	CCM Merger, Inc., 6.00%, due 03/15/22¤ 144A	169,538
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	224,963
39,000	CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	40,658
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	253,800
225,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	200,250
380,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	310,456
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,333

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,582,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,880,495
815,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	981,623
59,000	Chemours Co. (The), 5.38%, due 05/15/27	60,985
386,000	Chemours Co. (The), 6.63%, due 05/15/23‡	410,125
92,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27 144A	94,415
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	142,310
240,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.25%, due 02/01/20‡ 144A	248,400
240,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21‡	243,900
185,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19‡	186,619
30,000	Chubb INA Holdings, Inc., 4.35%, due 11/03/45	32,977
365,000	Cigna Corp., 5.38%, due 02/15/42	440,459
175,000	Cimarex Energy Co., 4.38%, due 06/01/24	183,708
200,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	209,540
400,000	Citigroup, Inc., 2.35%, due 08/02/21	396,750
789,000	Citigroup, Inc., 2.63%, due 09/01/23†	804,231
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,383,850
465,000	Citigroup, Inc., 2.75%, due 04/25/22	464,783
983,000	Citigroup, Inc., 3.40%, due 05/01/26	974,252
1,110,000	Citigroup, Inc., 3.89%, due 01/10/28†	1,129,393
140,000	Citigroup, Inc., 4.28%, due 04/24/48†	143,845
180,000	Citigroup, Inc., 4.40%, due 06/10/25	187,730
460,000	Citigroup, Inc., 4.60%, due 03/09/26	483,560
115,000	Citigroup, Inc., 4.75%, due 05/18/46	121,198
560,000	Citigroup, Inc., 5.88%† ††††† ‡	588,818
130,000	Citigroup, Inc., 5.90%† ††††† ‡	139,458
230,000	Citigroup, Inc., 5.95%† †††††	244,950
550,000	Citigroup, Inc., 5.95%† †††††	579,752
120,000	Citigroup, Inc., 6.13%† †††††	129,150
495,000	Citigroup, Inc., 6.25%† †††††	549,759
390,000	Citizens Bank NA/Providence RI, 2.20%, due 05/26/20	389,602
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	258,175
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,654,492
300,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	319,200
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	231,633
495,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	527,776
1,930,000	Comcast Corp., 4.25%, due 01/15/33	2,060,474
349,000	Comcast Corp., 6.40%, due 05/15/38	465,029
20,000	Comcast Corp., 6.50%, due 11/15/35	26,561
90,000	Comcast Corp., 6.95%, due 08/15/37	127,203
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 02/06/24‡ 144A	213,780
200,000	Comision Federal de Electricidad, 4.75%, due 02/23/27 144A	206,250
73,000	Commercial Metals Co., 5.38%, due 07/15/27††††	74,551
350,000	Commerzbank AG, 8.13%, due 09/19/23‡ 144A	422,786
190,000	ConocoPhillips Co., 4.95%, due 03/15/26‡	211,976
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	739,049

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	67,950
400,000	Consumers Energy Co., 3.25%, due 08/15/46	367,686
1,307,542	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,444,834
187,890	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	199,398
475,000	Continental Resources, Inc., 5.00%, due 09/15/22	467,875
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	816,253
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,501,387
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21	211,150
300,000	Credit Agricole SA, 7.88%† ††††† 144A	330,738
250,000	Credit Agricole SA, 8.13%, due 09/19/33† 144A	266,484
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.13%, due 12/10/20	509,816
300,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	315,792
357,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	381,235
335,000	Crown Castle Towers LLC, 6.11%, due 01/15/40 144A	360,382
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,162,833
275,000	CVS Health Corp., 2.88%, due 06/01/26	267,017
600,000	CVS Health Corp., 5.13%, due 07/20/45‡	690,520
2,917,767	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,610,640
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,615,651
265,000	DaVita, Inc., 5.00%, due 05/01/25	266,325
578,000	DCP Midstream Operating LP, 5.35%, due 03/15/20 144A	604,010
240,000	DCP Midstream Operating LP, 5.85%, due 05/21/43† 144A	223,200
210,000	DCP Midstream Operating LP, 9.75%, due 03/15/19 144A	235,725
955,341	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.82%, due 02/10/24	1,099,837
78,454	Delta Air Lines 2010-1 Class A Pass Through Trust, 6.20%, due 01/02/20	81,641
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	416,207
375,000	Deutsche Bank AG, 3.38%, due 05/12/21	380,151
670,000	Devon Energy Corp., 7.95%, due 04/15/32	875,670
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	244,104
215,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 06/01/19 144A	220,127
185,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, due 06/15/21‡ 144A	195,203
640,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 06/15/26 144A	706,172
55,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24‡ 144A	60,487
250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, due 07/15/46 144A	323,668
235,000	Digicel, Ltd., 6.75%, due 03/01/23‡ 144A	221,859
665,000	Discover Financial Services, 3.75%, due 03/04/25	658,152
690,000	Discover Financial Services, 3.95%, due 11/06/24	701,762
72,000	Discover Financial Services, 5.20%, due 04/27/22	78,459
210,000	Dominion Energy, Inc., 2.58%, due 07/01/20	211,236
115,000	Dominion Resources, Inc., 2.85%, due 08/15/26‡	109,839
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	428,186
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	414,720
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,696,601
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	391,585
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	192,161
215,000	eBay, Inc., 2.15%, due 06/05/20	215,157
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	242,287
874,000	Electricite de France SA, 3.63%, due 10/13/25‡ 144A	894,950

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

235,000	Electricite de France SA, 5.25%† ††††† 144A	241,991
494,000	Electronic Arts, Inc., 4.80%, due 03/01/26	542,926
465,000	Emera US Finance, LP, 3.55%, due 06/15/26	466,943
350,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	368,658
230,000	Enbridge Energy Partners, LP, 8.05%, due 10/01/77†	231,150
295,000	Enbridge, Inc., 4.25%, due 12/01/26	308,017
110,000	Energy Transfer Partners, LP, 4.20%, due 04/15/27	110,185
295,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	287,655
203,000	Energy Transfer Partners, LP, 9.70%, due 03/15/19	227,438
265,000	EnerSys, 5.00%, due 04/30/23 144A	273,612
79,000	Engility Corp., 8.88%, due 09/01/24	86,110
307,000	EnLink Midstream Partners, LP, 4.85%, due 07/15/26	319,978
235,000	Enova International, Inc., 9.75%, due 06/01/21	245,575
55,000	Enterprise Products Operating LLC, 3.70%, due 02/15/26	56,118
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	474,468
230,000	Enterprise Products Operating LLC, 4.88%, due 08/01/66†	231,150
174,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	185,963
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 ¤ 144A	1,954,771
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49*** ¤ †††	—
120,000	Exela Intermediate LLC / Exela Finance, Inc., 10.00%, due 07/15/23†††† 144A	118,800
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,314,975
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22‡	960,622
645,000	Expedia, Inc., 5.00%, due 02/15/26	707,462
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27‡	1,228,202
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	409,906
540,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	566,100
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,333,334
270,000	Fifth Third Bancorp, 5.10%† †††††	275,400
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	150,979
170,000	FirstEnergy Corp., 4.85%, due 07/15/47	173,146
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	323,110
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21	266,692
175,000	Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	179,554
761,000	Ford Motor Co., 4.75%, due 01/15/43‡	737,239
222,000	Ford Motor Credit Co. LLC, 2.38%, due 03/12/19	223,097
155,000	Ford Motor Credit Co. LLC, 2.55%, due 10/05/18	156,068
595,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	664,111
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	658,933
200,000	Fresenius US Finance II, Inc., 4.50%, due 01/15/23 144A	211,000
285,000	FS Investment Corp., 4.25%, due 01/15/20	290,937
60,000	Gartner, Inc., 5.13%, due 04/01/25 144A	63,175
135,000	Gateway Casinos & Entertainment, Ltd., 8.25%, due 03/01/24‡ 144A	140,738
221,000	GCI, Inc., 6.88%, due 04/15/25	240,061
268,000	GE Capital International Funding Co., 4.42%, due 11/15/35	292,248
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	85,909
645,000	General Electric Co., 5.00%† †††††	685,409
450,000	General Motors Co., 4.00%, due 04/01/25	452,425
450,000	General Motors Co., 4.88%, due 10/02/23	482,904
290,000	General Motors Co., 6.25%, due 10/02/43	323,207

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,069,808
460,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	462,680
1,430,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21	1,501,121
394,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	402,521
475,000	Gilead Sciences, Inc., 2.50%, due 09/01/23	468,361
185,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	202,536
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	274,940
285,000	Goldman Sachs Group (The), Inc., 2.00%, due 04/25/19	285,002
625,000	Goldman Sachs Group (The), Inc., 2.30%, due 12/13/19	627,064
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	921,635
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	86,707
930,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	947,126
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	157,161
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	322,866
125,000	Goldman Sachs Group (The), Inc., 5.30%† ††††† ‡	131,563
565,000	Goldman Sachs Group (The), Inc., 5.38%† †††††	594,408
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	146,452
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	695,289
535,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	700,306
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,586,444
220,000	Great Plains Energy, Inc., 3.90%, due 04/01/27	222,997
200,000	Grupo Televisa SAB, 5.00%, due 05/13/45	193,389
70,000	Gulfport Energy Corp., 6.00%, due 10/15/24 144A	68,425
465,000	Hartford Financial Services Group, Inc. (The), 8.13%, due 06/15/68†	491,858
380,000	HBOS Plc, 6.75%, due 05/21/18 144A	395,334
390,000	HCA, Inc., 5.25%, due 04/15/25	420,225
262,000	HCA, Inc., 5.25%, due 06/15/26	283,222
460,000	HCA, Inc., 5.88%, due 03/15/22	511,175
195,000	HCA, Inc., 7.50%, due 02/15/22	224,981
85,000	Hertz Corp. (The), 7.63%, due 06/01/22‡ 144A	85,009
315,000	Hewlett Packard Enterprise Co., 2.45%, due 10/05/17	315,807
175,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	176,551
105,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24 144A	114,844
145,000	Home Depot, Inc. (The), 3.50%, due 09/15/56	131,778
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	834,616
270,000	HSBC Holdings Plc, 6.88%† †††††	292,275
95,000	Humana, Inc., 3.95%, due 03/15/27	99,200
185,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	199,106
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19‡	1,400,762
90,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	96,863
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	119,281
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	420,478
385,000	ING Bank NV, 5.80%, due 09/25/23 144A	435,313
310,000	Ingram Micro, Inc., 5.45%, due 12/15/24	319,012
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	220,500
220,000	International Lease Finance Corp., 5.88%, due 04/01/19	233,753
310,000	International Paper Co., 4.40%, due 08/15/47	313,308
310,000	Iron Mountain, Inc. REIT, 5.75%, due 08/15/24‡	317,750

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

350,000	Iron Mountain, Inc. REIT, 6.00%, due 08/15/23	373,625
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	307,176
105,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19 144A	112,733
107,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	110,745
588,000	Jabil Circuit, Inc., 4.70%, due 09/15/22	627,590
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	119,625
418,000	Jefferies Group LLC, 4.85%, due 01/15/27	437,757
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	545,138
175,000	Jefferies Group LLC, 8.50%, due 07/15/19	195,970
1,802,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,838,660
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	375,975
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	307,667
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,453,013
820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	871,144
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	96,386
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	216,704
475,000	JPMorgan Chase & Co., 4.63%, due 05/10/21	512,329
1,000,000	JPMorgan Chase & Co., 5.30%† †††††	1,043,750
420,000	JPMorgan Chase & Co., 6.75%† †††††	477,750
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	836,245
348,000	Juniper Networks, Inc., 3.30%, due 06/15/20‡	356,619
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	198,410
45,000	KCA Deutag UK Finance Plc, 9.88%, due 04/01/22 144A	43,875
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	957,811
290,000	Kerr-McGee Corp., 6.95%, due 07/01/24	340,586
217,000	Keysight Technologies, Inc., 4.60%, due 04/06/27	228,391
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,573,462
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	232,863
210,000	Kinder Morgan, Inc., 4.30%, due 06/01/25	218,688
460,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	489,232
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,376,059
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	773,363
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	372,371
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	376,375
315,000	Kraft Heinz Foods Co., 2.00%, due 07/02/18	315,874
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	93,414
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	252,025
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35‡	184,380
370,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	401,788
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	437,346
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23 144A	180,000
300,000	L Brands, Inc., 5.63%, due 10/15/23	321,750
315,000	L Brands, Inc., 6.63%, due 04/01/21	350,437
185,000	L Brands, Inc., 6.88%, due 11/01/35	179,450
82,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22¤ ‡ 144A	84,460
150,000	Laureate Education, Inc., 8.25%, due 05/01/25‡ 144A	161,250
272,000	Lear Corp., 5.25%, due 01/15/25	287,978
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%*** ††† †††††	165

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17*** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17*** †††	312
290,000	Leucadia National Corp., 5.50%, due 10/18/23	310,718
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23‡ 144A	1,225,077
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,358,160
481,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	600,351
235,000	LifePoint Health, Inc., 5.38%, due 05/01/24‡	243,812
105,000	Lions Gate Entertainment Corp., 5.88%, due 11/01/24 144A	111,038
300,000	Lloyds Banking Group Plc, 7.50%† †††††	331,687
645,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26	673,306
370,000	Lockheed Martin Corp., 2.90%, due 03/01/25	368,777
1,268,000	Lockheed Martin Corp., 4.70%, due 05/15/46	1,430,622
247,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	258,732
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	514,546
345,000	M&T Bank Corp., 5.13%† †††††	358,800
500,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	527,455
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	53,926
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	435,821
700,000	Marriott International, Inc., 3.13%, due 06/15/26	688,050
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	241,725
195,000	Masco Corp., 4.38%, due 04/01/26	208,982
225,000	Masco Corp., 4.45%, due 04/01/25	241,447
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	791,944
210,000	Match Group, Inc., 6.38%, due 06/01/24	229,163
205,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	205,513
190,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	196,175
70,000	Medtronic, Inc., 3.13%, due 03/15/22	72,220
190,000	Medtronic, Inc., 3.15%, due 03/15/22	196,747
384,000	Medtronic, Inc., 4.38%, due 03/15/35	420,219
360,000	Medtronic, Inc., 4.63%, due 03/15/45	406,147
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,156,605
275,000	MetLife, Inc., 6.40%, due 12/15/66	318,312
250,000	MetLife, Inc., 9.25%, due 04/08/38 144A	373,125
213,000	MGIC Investment Corp., 5.75%, due 08/15/23	230,040
220,000	Micron Technology, Inc., 5.88%, due 02/15/22‡	230,450
225,000	Micron Technology, Inc., 7.50%, due 09/15/23	252,112
410,000	Microsoft Corp., 3.95%, due 08/08/56	411,275
1,104,000	Microsoft Corp., 4.25%, due 02/06/47	1,198,327
540,000	Microsoft Corp., 4.45%, due 11/03/45	602,336
215,000	Midcontinent Communications & Finance Corp., 6.88%, due 08/15/23 144A	232,738
250,000	Millicom International Cellular SA, 4.75%, due 05/22/20 144A	256,720
205,000	Millicom International Cellular SA, 6.63%, due 10/15/21 144A	213,969
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28¤	157,349
345,000	Molson Coors Brewing Co., 1.45%, due 07/15/19	340,965
375,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	361,397
380,000	Mondelez International Holdings Netherlands BV, 1.63%, due 10/28/19 144A	376,642
255,000	Morgan Stanley, 2.45%, due 02/01/19	256,802
921,000	Morgan Stanley, 3.88%, due 04/29/24	958,044

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

305,000	Morgan Stanley, 3.88%, due 01/27/26‡	314,333
660,000	Morgan Stanley, 4.38%, due 01/22/47	690,251
325,000	Morgan Stanley, 5.45%† †††††	336,944
435,000	Morgan Stanley, 5.50%, due 01/26/20	469,510
2,147,000	Morgan Stanley, 7.30%, due 05/13/19	2,348,268
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,797,952
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,035,698
25,000	MPLX, LP, 5.20%, due 03/01/47	25,845
185,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.38%, due 02/15/22	191,128
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24‡ 144A	217,406
334,000	Mylan NV, 2.50%, due 06/07/19	336,826
429,000	Mylan NV, 3.95%, due 06/15/26	435,475
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25‡ 144A	385,650
245,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	251,737
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	241,609
165,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 05/01/19	169,579
175,000	Navient Corp., (MTN), 8.45%, due 06/15/18	184,713
90,000	NCR Corp., 5.88%, due 12/15/21	93,938
237,000	Nemak SAB de CV, 5.50%, due 02/28/23‡ 144A	244,702
42,000	Newell Brands, Inc., 2.15%, due 10/15/18	42,119
170,000	Newell Brands, Inc., 4.20%, due 04/01/26	180,698
123,000	Newfield Exploration Co., 5.63%, due 07/01/24	128,843
103,000	Newfield Exploration Co., 5.75%, due 01/30/22	108,923
335,000	NewStar Financial, Inc., 7.25%, due 05/01/20	344,631
220,000	NextEra Energy Capital Holdings, Inc., 1.65%, due 09/01/18	219,397
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	206,028
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	442,803
285,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	304,237
670,000	NiSource Finance Corp., 3.49%, due 05/15/27	675,980
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	822,665
200,000	Noble Energy, Inc., 5.05%, due 11/15/44‡	206,165
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,539,621
135,000	Nokia OYJ, 4.38%, due 06/12/27	137,785
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	219,863
220,000	Northern States Power Co., 4.13%, due 05/15/44	233,960
194,019	Northwest Airlines 2007-1 Class A Pass Through Trust, 7.03%, due 05/01/21	215,361
370,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	369,075
80,000	Novelis Corp., 5.88%, due 09/30/26 144A	82,600
569,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	577,535
270,000	NRG Energy, Inc., 6.63%, due 01/15/27‡	271,687
540,000	NRG Yield Operating LLC, 5.38%, due 08/15/24‡	569,025
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	226,828
530,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	573,062
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	342,875
219,000	Occidental Petroleum Corp., 3.40%, due 04/15/26	221,224
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	212,966
300,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	314,649
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	207,494
300,000	Omnicom Group, Inc., 3.60%, due 04/15/26	302,397

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

139,000	ONEOK Partners, LP, 5.00%, due 09/15/23‡	150,389
175,000	Open Text Corp., 5.88%, due 06/01/26 144A	188,671
320,000	Oracle Corp., 4.30%, due 07/08/34	347,828
250,000	Owens Corning, 4.20%, due 12/15/22	264,077
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	594,584
85,000	Park Aerospace Holdings, Ltd., 5.50%, due 02/15/24 144A	88,995
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	734,045
370,000	PepsiCo, Inc., 1.50%, due 02/22/19	369,556
426,000	Petrobras Global Finance BV, 5.63%, due 05/20/43	355,071
485,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	514,342
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	330,467
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22‡ 144A	84,320
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	254,490
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	388,675
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	997,841
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	105,211
250,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.90%, due 02/15/45	233,234
435,000	Platform Specialty Products Corp., 6.50%, due 02/01/22‡ 144A	451,312
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,203,188
270,000	PNC Financial Services Group, Inc. (The), 4.85%† †††††	275,400
163,000	PNC Financial Services Group, Inc. (The), 6.75%† †††††	183,986
200,000	Popular, Inc., 7.00%, due 07/01/19	211,000
145,000	Post Holdings, Inc., 5.75%, due 03/01/27 144A	149,713
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	611,112
165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	179,711
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	95,450
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	86,304
240,000	Prudential Financial, Inc., 5.20%, due 03/15/44†	254,700
190,000	Prudential Financial, Inc., 5.88%, due 09/15/42†	211,936
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,102,770
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	446,455
170,000	QEP Resources, Inc., 6.88%, due 03/01/21‡	177,225
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	383,875
175,000	Quintiles IMS, Inc., 4.88%, due 05/15/23 144A	180,031
400,000	QVC, Inc., 4.38%, due 03/15/23	405,084
265,000	QVC, Inc., 5.13%, due 07/02/22‡	280,494
300,000	QVC, Inc., 5.45%, due 08/15/34	286,436
305,000	Rabobank Nederland NV, 11.00%† ††††† 144A	355,401
135,000	Radian Group, Inc., 5.25%, due 06/15/20	143,775
245,000	Radian Group, Inc., 7.00%, due 03/15/21	275,012
1,207,000	Realty Income Corp. REIT, 4.65%, due 08/01/23	1,307,252
465,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	483,600
41,000	Resolute Energy Corp., 8.50%, due 05/01/20 144A	40,898
175,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21‡	161,875
185,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡	161,875
795,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	812,893
205,000	Royal Bank of Scotland Group Plc, 8.00%† †††††	223,077
200,000	Royal Bank of Scotland Group Plc, 8.63%† †††††	218,500
345,000	S&P Global, Inc., 4.00%, due 06/15/25	361,824

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

67,000	S&P Global, Inc., 4.40%, due 02/15/26	72,154
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28 144A	233,863
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	231,161
155,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	172,834
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	329,200
630,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	634,929
380,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	394,746
1,295,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20‡ 144A	1,319,619
320,000	Select Medical Corp., 6.38%, due 06/01/21‡	330,400
1,402,000	Sempra Energy, 2.40%, due 03/15/20	1,409,181
645,000	Shell International Finance BV, 4.38%, due 05/11/45	676,668
275,000	Sherwin-Williams Co. (The), 2.25%, due 05/15/20	275,805
465,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 09/23/19	463,090
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	481,398
875,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	857,314
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,140,394
230,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24‡ 144A	236,613
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	502,694
90,000	Sirius XM Radio, Inc., 3.88%, due 08/01/22 144A	91,154
170,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	172,125
215,000	Sirius XM Radio, Inc., 5.25%, due 08/15/22 144A	221,560
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	212,431
315,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	326,812
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21 144A	211,176
335,000	Societe Generale SA, 7.38%† ††††† 144A	360,962
325,000	Societe Generale SA, 8.00%† ††††† 144A	369,281
200,000	Societe Generale SA, Reg S, 8.25%† ††††† ‡‡‡	212,659
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,291,836
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,224,109
630,000	Southern Copper Corp., 5.25%, due 11/08/42	629,878
470,000	Southern Power Co., 1.95%, due 12/15/19	468,525
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	284,088
735,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	743,269
540,000	Standard Chartered Plc, 2.10%, due 08/19/19 144A	538,292
377,000	State Street Corp., 2.25%, due 06/01/77†	348,018
850,000	State Street Corp., 4.96%, due 03/15/18‡	868,928
395,000	State Street Corp., 5.25%† †††††	417,712
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	18,630
310,000	Stifel Financial Corp., 4.25%, due 07/18/24	316,083
245,000	Sumitomo Mitsui Banking Corp., 2.45%, due 01/10/19	247,169
470,000	Sumitomo Mitsui Trust Bank, Ltd., 2.05%, due 03/06/19 144A	470,111
215,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 04/15/25	217,150
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	926,405
460,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	452,198
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	284,988
200,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21	209,500
145,000	SUPERVALU, Inc., 7.75%, due 11/15/22‡	141,738

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

85,000	Symantec Corp., 5.00%, due 04/15/25 144A	89,170
217,000	Synovus Financial Corp., 7.88%, due 02/15/19	236,215
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22	200,153
130,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 5.50%, due 09/15/24 144A	132,275
95,000	Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, due 06/01/22¤ 144A	81,522
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	277,087
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	779,984
54,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	74,087
536,000	Tech Data Corp., 4.95%, due 02/15/27	569,270
295,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	343,491
2,053,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	2,093,929
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	279,045
90,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	91,800
60,000	Tervita Escrow Corp., 7.63%, due 12/01/21¤ 144A	60,750
140,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	147,525
385,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	401,362
270,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	293,625
1,775,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,689,012
40,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46‡	36,995
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	229,443
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	73,257
670,000	Time Warner Cable LLC, 8.25%, due 04/01/19	739,416
971,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	1,207,057
590,000	Time Warner, Inc., 3.80%, due 02/15/27‡	595,151
260,000	Time Warner, Inc., 4.70%, due 01/15/21	279,464
200,000	Time Warner, Inc., 4.75%, due 03/29/21	215,570
550,000	Total System Services, Inc., 4.80%, due 04/01/26	599,751
77,000	Tutor Perini Corp., 6.88%, due 05/01/25¤ 144A	81,235
1,812,000	UBS Group Funding Jersey, Ltd., 4.13%, due 04/15/26‡ 144A	1,893,192
3,195,858	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,343,587
446,842	United Airlines 2014-2 Class A Pass Through Trust, 3.75%, due 03/03/28	463,598
190,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	192,138
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	231,275
145,000	United Rentals North America, Inc., 5.75%, due 11/15/24	152,431
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	112,219
130,000	UnitedHealth Group, Inc., 4.20%, due 01/15/47	137,488
390,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	419,703
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22‡ 144A	238,912
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26¤ 144A	286,687
188,695	US Airways 2010-1 Class A Pass Through Trust, 6.25%, due 10/22/24	210,395
210,157	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	235,901
350,000	US Bank NA/Cincinnati OH, 2.00%, due 01/24/20	351,634
145,000	US Concrete, Inc., 6.38%, due 06/01/24 144A	153,700
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	227,063
335,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	284,750
490,000	Valero Energy Corp., 3.40%, due 09/15/26	480,274
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	119,744

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

200,000	Vedanta Resources Plc, 6.38%, due 07/30/22‡ 144A	201,140
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	427,918
87,000	Ventas Realty, LP REIT, 3.75%, due 05/01/24	88,619
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,018,632
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	272,854
130,000	VeriSign, Inc., 4.75%, due 07/15/27 144A	132,113
170,000	VeriSign, Inc., 5.25%, due 04/01/25	182,325
545,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	564,072
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	253,428
1,077,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,023,084
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	291,458
1,306,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,311,296
660,000	Verizon Communications, Inc., 5.01%, due 08/21/54	654,405
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34‡	116,782
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	830,101
223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23‡	230,248
415,000	Voya Financial, Inc., 5.65%, due 05/15/53†	441,975
855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 2.70%, due 09/17/19 144A	862,507
1,298,000	Wells Fargo & Co., 3.07%, due 01/24/23	1,317,018
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	97,066
265,000	Wells Fargo & Co., 4.65%, due 11/04/44	278,986
735,000	Wells Fargo & Co., 5.88%† †††††	810,867
315,000	Wells Fargo & Co., Class A, Series K, 7.98%† †††††	327,600
124,000	Welltower, Inc. REIT, 3.75%, due 03/15/23	128,824
1,282,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	1,370,040
240,000	Westlake Chemical Corp., 4.63%, due 02/15/21	249,600
581,000	Westpac Banking Corp., 2.15%, due 03/06/20	582,362
170,000	WestRock RKT Co., 3.50%, due 03/01/20	174,739
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,109,859
290,000	Whole Foods Market, Inc., 5.20%, due 12/03/25	335,720
465,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	480,112
275,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	285,312
315,000	Williams Partners, LP, 3.75%, due 06/15/27	312,436
255,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 05/15/23	265,231
515,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 03/15/24	540,966
200,000	Wind Acquisition Finance SA, 7.38%, due 04/23/21 144A	208,125
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,564
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	325,515
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,971
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	148,625
310,000	WMG Acquisition Corp., 6.75%, due 04/15/22 144A	326,662
360,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	379,350
310,000	YPF SA, 8.50%, due 07/28/25‡ 144A	349,990
105,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 01/15/27 144A	110,119
110,000	Zebra Technologies Corp., 7.25%, due 10/15/22‡	117,081
225,000	ZF North America Capital, Inc., 4.75%, due 04/29/25‡ 144A	238,219
425,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	429,989

		309,653,493

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 10.2%

767,429	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.50%, due 08/25/46† 144A	786,552
47,990	American Home Mortgage Investment Trust, Series 2005-1, Class 1A1, 1.46%, due 06/25/45†	46,915
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	505,522
113,000	AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, due 12/13/29† 144A	113,347
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 4.12%, due 09/15/32† 144A	264,398
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,323,840
163,724	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 3.22%, due 11/25/27† 144A	163,402
316,308	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.92%, due 01/25/35†	313,402
133,467	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 1.76%, due 08/25/35†	129,626
284,959	Bear Stearns ARM Trust, Series 2005-2, Class A1, 3.26%, due 03/25/35†	288,273
225,014	Bear Stearns ARM Trust, Series 2005-5, Class A2, 2.82%, due 08/25/35†	224,432
130,000	BWAY Mortgage Trust, Series 2015-1740, Class D, 3.79%, due 01/10/35† 144A	129,132
300,000	BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.85%, due 05/15/29† 144A	303,334
355,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 06/13/39¤ † 144A	340,979
366,000	CD Mortgage Trust, Series 2017-CD3, Class C, 4.72%, due 02/10/50†	384,491
364,570	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA, 4.13%, due 12/15/27† 144A	366,609
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	692,234
100,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, 3.55%, due 05/15/30¤ † 144A	100,314
443,471	CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.39%, due 02/10/33 144A	448,549
1,078,590	CIM Trust, Series 2017-3, 3.34%, due 01/25/57 144A	1,097,722
1,000,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,011,841
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,644,058
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,487,428
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,783,646
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47†	765,570
140,000	CLNS Trust, Series 2017-IKPR, Class C, 2.10%, due 06/11/32¤ † 144A	140,328
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 3.26%, due 04/15/36† 144A	316,383
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44†	235,995
130,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30† 144A	135,708
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.33%, due 08/10/50†	503,902
225,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class C, 4.91%, due 12/10/23†	235,964
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	301,590

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	100,416
397,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class C, 5.07%, due 04/10/47†	405,265
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,635,736
425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class D, 2.60%, due 07/13/31† 144A	420,407
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 3.14%, due 08/13/27† 144A	195,374
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 3.38%, due 02/13/32† 144A	391,677
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,181,442
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,238,843
250,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.51%, due 10/10/48†	263,080
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47† 144A	751,953
355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.98%, due 02/10/34† 144A	356,367
144,233	Credit Suisse Mortgage Trust, Series 2006-CF2, Class M1, 1.69%, due 05/25/36† 144A	144,313
475,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23¤ 144A	506,518
350,000	Credit Suisse Mortgage Trust, Series 2017-6R, 2.72%, due 02/01/47 144A	350,000
919,000	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47† 144A	944,410
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,101,270
115,000	DBJPM Mortgage Trust, Series 2016-C3, Class C, 3.64%, due 09/10/49†	110,202
170,000	DBJPM Mortgage Trust, Series 2017-C6, Class C, 4.17%, due 06/10/50†	172,951
255,731	Fremont Home Loan Trust, Series 2004-B, Class M1, 2.09%, due 05/25/34†	241,120
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34† 144A	344,153
34,430	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 3.77%, due 08/19/34†	33,487
332,710	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	332,461
1,412,959	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,470,327
1,424,000	GS Mortgage Securities Trust, Series 2013-GC13, Class A2, 2.81%, due 07/10/46	1,434,979
155,000	GS Mortgage Securities Trust, Series 2014-NEW, Class C, 3.79%, due 01/10/31¤ 144A	153,909
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.93%, due 10/10/35† 144A	262,527
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	906,827
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.20%, due 02/10/29† 144A	333,699
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 4.11%, due 02/10/37¤ † 144A	207,947
165,000	GS Mortgage Securities Trust, Series 2017-GS5, Class C, 4.30%, due 03/10/50†	172,824
140,000	GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, due 05/10/50†	143,912
79,053	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.66%, due 06/20/35†	77,827
310,000	Hilton Mortgage Trust, Series 2014-ORL, Class D, 3.31%, due 07/15/29† 144A	306,307
280,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.33%, due 11/05/38¤ † 144A	274,710
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 4.73%, due 08/05/34† 144A	99,647
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34† ††††	169,864

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.82%, due 04/15/47†	429,496
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	839,179
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	692,676
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,336,998
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,425,221
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	515,324
1,725,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,794,364
516,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.26%, due 07/15/31† 144A	510,199
18,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class C, 3.09%, due 08/15/27† 144A	18,022
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	459,123
171,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 3.91%, due 07/15/36† 144A	172,373
177,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class C, 3.62%, due 08/15/49†	168,165
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,612,169
1,294,834	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46† 144A	1,323,538
789,547	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46† 144A	807,050
1,739,383	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47† 144A	1,783,335
384,199	LSTAR Securities Investment, Ltd., Series 2016-3, Class A, 3.23%, due 09/01/21† 144A	385,018
648,609	LSTAR Securities Investment, Ltd., Series 2017-1, Class A, 3.23%, due 01/01/22† 144A	647,117
630,060	LSTAR Securities Investment, Ltd., Series 2017-3, Class A1, 3.23%, due 04/01/22† 144A	621,750
5,149,722	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 3.23%, due 05/01/22† 144A	5,109,543
250,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class M2, 2.32%, due 11/25/34†	255,016
145,647	MASTR Alternative Loan Trust, Series 2005-2, Class 4A3, 1.62%, due 03/25/35†	140,432
76,271	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 2.66%, due 10/25/35†	76,341
140,377	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	140,488
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	101,504
765,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class D, 4.44%, due 09/09/32† 144A	775,312
315,000	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.34%, due 08/14/31† 144A	315,464
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,529,484
560,000	Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 1.97%, due 07/10/19† 144A	560,263
455,000	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	455,139
290,000	Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 4.08%, due 05/10/39¤ † 144A	291,042

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32¤ 144A	163,832
111,917	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.43%, due 05/25/35†	109,371
2,336,529	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,422,726
315,000	TMSQ Mortgage Trust, Series 2014-1500, Class D, 3.96%, due 10/10/36† 144A	307,734
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	234,853
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,330,722
1,739,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,759,564
1,667,531	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,730,468
490,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29† 144A	503,076
445,000	VNO Mortgage Trust, Series 2016-350P, Class D, 4.03%, due 01/10/35† 144A	438,718
329,286	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	329,028
28,902	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.79%, due 09/25/33†	29,416
34,188	WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 1.57%, due 01/25/45†	33,465
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28† 144A	360,656
55,000	Wells Fargo Commercial Mortgage Trust, Series 2013-BTC, Class E, 3.67%, due 04/16/35† 144A	50,196
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.69%, due 09/15/58†	279,339
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,422,743
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,898,730
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50††††	954,935
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,427,132
200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, due 03/15/50	204,209
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44† 144A	2,791,280
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,501,023
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.63%, due 08/15/46†	207,598

		82,604,196

	Mortgage Backed Securities - U.S. Government Agency Obligations — 21.2%

729,986	FHLMC, Pool # J26100, 3.00%, due 10/01/28	750,978
595,171	FHLMC, Pool # V60565, 3.00%, due 06/01/29	612,281
1,276,619	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,312,409
1,415,818	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,456,429
3,205,404	FHLMC, Pool # G60039, 3.00%, due 04/01/43	3,218,819

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,633,108	FHLMC, Pool # Q42618, 3.00%, due 08/01/46	1,631,144
283,092	FHLMC, Pool # J16432, 3.50%, due 08/01/26	296,357
300,029	FHLMC, Pool # J17763, 3.50%, due 01/01/27	314,012
334,473	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	345,231
622,502	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	642,525
1,260,847	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,304,071
599,208	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	619,754
1,111,650	FHLMC, Pool # V82084, 3.50%, due 12/01/45	1,143,268
2,119,099	FHLMC, Pool # V82515, 3.50%, due 06/01/46	2,182,552
2,702,332	FHLMC, Pool # Q41917, 3.50%, due 07/01/46	2,790,197
2,735,134	FHLMC, Pool # Q41918, 3.50%, due 07/01/46	2,828,083
429,972	FHLMC, Pool # G14678, 4.00%, due 12/01/26	451,574
515,171	FHLMC, Pool # G30700, 4.00%, due 04/01/34	547,822
801,662	FHLMC, Pool # G06231, 4.00%, due 12/01/40	846,919
575,429	FHLMC, Pool # A96970, 4.00%, due 02/01/41	607,915
1,828,804	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	1,932,073
1,868,795	FHLMC, Pool # Q36815, 4.00%, due 10/01/45	1,967,797
1,111,032	FHLMC, Pool # G08672, 4.00%, due 10/01/45	1,169,891
850,892	FHLMC, Pool # A89870, 4.50%, due 11/01/39	915,277
952,262	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,024,363
146,424	FHLMC, Pool # G07515, 4.50%, due 09/01/41	157,493
2,268,655	FHLMC, Pool # G60804, 4.50%, due 05/01/42	2,435,585
609,935	FHLMC, Pool # G08568, 4.50%, due 01/01/44	653,686
1,889,761	FHLMC, Pool # G60700, 4.50%, due 09/01/45	2,039,014
814,479	FHLMC, Pool # G07021, 5.00%, due 09/01/39	892,892
2,506,308	FHLMC, Pool # G60564, 5.00%, due 02/01/42	2,739,647
241,208	FHLMC, Pool # G01749, 5.50%, due 01/01/35	270,450
225,512	FHLMC, Pool # G06875, 5.50%, due 12/01/38	252,973
420,170	FHLMC, Pool # G06409, 6.00%, due 11/01/39	476,130
2,497,279	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	2,582,805
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, due 12/25/25	1,021,587
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25†	621,196
33,922,965	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.13%, due 01/25/20†	713,261
22,083,815	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.22%, due 04/25/20†	541,316
27,459,376	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.00%, due 10/25/22†	1,049,572
140,179	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	157,785
653,905	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 2.12%, due 10/25/27†	654,816
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.07%, due 10/25/27†	256,486
345,734	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 2.67%, due 07/25/28†	347,305
280,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 3.22%, due 12/25/28†	287,068

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 3.47%, due 11/25/28†	256,985
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 2.52%, due 04/25/29†	485,566
654,565	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 2.42%, due 07/25/29†	663,371
1,500,000	FHLMC TBA, 3.00%, due 10/01/44	1,496,836
500,000	FHLMC TBA, 3.50%, due 07/01/43	513,698
375,253	FNMA, Pool # AS7693, 2.00%, due 08/01/31	367,500
649,685	FNMA, Pool # AO7971, 2.50%, due 06/01/27	657,598
498,913	FNMA, Pool # AS8212, 2.50%, due 10/01/31	502,006
484,408	FNMA, Pool # AS8073, 2.50%, due 10/01/46	467,543
1,061,256	FNMA, Pool # AB6212, 3.00%, due 09/01/42	1,066,087
618,053	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	620,862
1,408,875	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,415,287
1,118,561	FNMA, Pool # AR2001, 3.00%, due 02/01/43	1,124,324
1,100,376	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,105,371
2,012,596	FNMA, Pool # AB9659, 3.00%, due 06/01/43	2,027,551
185,838	FNMA, Pool # AY7121, 3.00%, due 04/01/45	186,180
893,809	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	894,555
623,118	FNMA, Pool # AX3719, 3.50%, due 07/01/27	649,678
1,101,140	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,146,949
1,225,079	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,264,485
1,942,439	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,006,708
2,262,934	FNMA, Pool # AB6022, 3.50%, due 08/01/42	2,335,156
1,065,030	FNMA, Pool # AP2422, 3.50%, due 08/01/42	1,098,433
1,616,257	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,668,389
1,031,258	FNMA, Pool # AL3000, 3.50%, due 12/01/42	1,063,748
1,380,204	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,424,717
2,398,606	FNMA, Pool # AL3873, 3.50%, due 07/01/43	2,478,058
1,321,437	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,358,453
4,866,510	FNMA, Pool # AL7594, 3.50%, due 08/01/45	5,015,875
1,402,545	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	1,441,832
438,494	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	450,777
903,018	FNMA, Pool # AS6452, 3.50%, due 01/01/46	928,313
1,433,144	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,521,512
1,724,310	FNMA, Pool # 725331, 4.00%, due 01/01/34	1,830,779
631,173	FNMA, Pool # MA2019, 4.00%, due 09/01/34	669,996
2,536,926	FNMA, Pool # AL9621, 4.00%, due 01/01/37	2,696,849
1,827,731	FNMA, Pool # AL6663, 4.00%, due 03/01/39	1,931,041
749,774	FNMA, Pool # 932807, 4.00%, due 09/01/40	792,380
409,692	FNMA, Pool # AE7685, 4.00%, due 10/01/40	432,703
1,763,355	FNMA, Pool # AH4404, 4.00%, due 01/01/41	1,862,367
686,585	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	724,809
273,949	FNMA, Pool # AO4109, 4.00%, due 06/01/42	289,138
7,256,964	FNMA, Pool # AL2598, 4.00%, due 10/01/42	7,653,885
360,847	FNMA, Pool # AB9383, 4.00%, due 05/01/43	382,844
1,615,377	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,722,331
458,818	FNMA, Pool # AS6286, 4.00%, due 12/01/45	482,761

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,397,410	FNMA, Pool # AS6304, 4.00%, due 12/01/45	1,470,331
1,203,172	FNMA, Pool # BC2494, 4.00%, due 03/01/46	1,279,995
856,311	FNMA, Pool # 995243, 4.50%, due 08/01/38	921,287
1,101,909	FNMA, Pool # AL9737, 4.50%, due 08/01/38	1,186,619
758,433	FNMA, Pool # AD9153, 4.50%, due 08/01/40	820,569
1,202,703	FNMA, Pool # AL0215, 4.50%, due 04/01/41*	1,301,856
1,603,959	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,733,721
2,590,286	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,843,208
903,315	FNMA, Pool # 725027, 5.00%, due 11/01/33	991,457
1,118,008	FNMA, Pool # 735676, 5.00%, due 07/01/35	1,227,982
735,085	FNMA, Pool # 745148, 5.00%, due 01/01/36	807,610
558,081	FNMA, Pool # 995245, 5.00%, due 01/01/39	609,555
1,310,100	FNMA, Pool # AL7521, 5.00%, due 06/01/39	1,437,264
262,773	FNMA, Pool # AI1892, 5.00%, due 05/01/41	290,732
833,505	FNMA, Pool # AI1971, 5.00%, due 05/01/41	913,111
1,442,595	FNMA, Pool # BM1105, 5.00%, due 07/01/41	1,579,888
1,812,278	FNMA, Pool # AL0761, 5.00%, due 09/01/41	1,983,935
635,797	FNMA, Pool # AL5955, 5.00%, due 01/01/42	695,526
847,316	FNMA, Pool # AL6839, 5.00%, due 04/01/42	933,016
520,018	FNMA, Pool # AL5788, 5.00%, due 05/01/42	568,866
5,697	FNMA, Pool # 254548, 5.50%, due 12/01/32	6,371
472,936	FNMA, Pool # 704235, 5.50%, due 05/01/33	529,817
70,197	FNMA, Pool # 990906, 5.50%, due 10/01/35	78,717
379,999	FNMA, Pool # 849077, 5.50%, due 01/01/36	425,345
772,966	FNMA, Pool # 983471, 5.50%, due 05/01/38	858,404
920,113	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,023,099
457,998	FNMA, Pool # AE0469, 6.00%, due 12/01/39	519,714
1,389,920	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,559,354
60,582	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	66,451
222,033	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.37%, due 09/25/28†	225,238
337,197	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 3.42%, due 10/25/28†	342,161
350,361	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.67%, due 01/25/29†	354,803
160,000	FNMA Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.77%, due 07/25/29†	169,169
250,000	FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.22%, due 10/25/29†	257,062
1,000,000	FNMA TBA, 3.00%, due 08/16/32	1,025,312
500,000	FNMA TBA, 3.50%, due 04/01/44	513,574
2,500,000	FNMA TBA, 4.00%, due 08/01/43	2,626,485
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,259,722
896,399	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	912,284
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,730,655
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25†	1,320,343
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	482,936
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26†	483,726
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.68%, due 12/25/26†	2,301,911

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

71,504	GNMA, Pool # 783637, 3.00%, due 06/20/42	72,525
104,121	GNMA, Pool # MA0624, 3.00%, due 12/20/42	105,608
269,723	GNMA, Pool # MA0698, 3.00%, due 01/20/43	273,574
923,811	GNMA, Pool # MA0851, 3.00%, due 03/20/43	937,002
158,626	GNMA, Pool # MA1156, 3.00%, due 07/20/43	160,891
218,680	GNMA, Pool # MA1599, 3.00%, due 01/20/44	221,803
521,262	GNMA, Pool # AL8626, 3.00%, due 08/15/45	527,443
1,407,345	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,423,458
500,000	GNMA, Pool # MA4261, 3.00%, due 02/20/47	505,724
477,744	GNMA, Pool # MA0625, 3.50%, due 12/20/42	497,085
1,805,592	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,872,732
1,433,899	GNMA, Pool # MA4069, 3.50%, due 11/20/46	1,487,218
604,211	GNMA, Pool # 004833, 4.00%, due 10/20/40	641,974
882,034	GNMA, Pool # 734152, 4.00%, due 01/15/41	934,567
510,954	GNMA, Pool # 004977, 4.00%, due 03/20/41	542,235
497,080	GNMA, Pool # MA2372, 4.00%, due 11/20/44	523,719
488,882	GNMA, Pool # MA3377, 4.00%, due 01/20/46	515,081
526,072	GNMA, Pool # 004636, 4.50%, due 02/20/40	565,558
96,757	GNMA, Pool # 004678, 4.50%, due 04/20/40	104,406
1,375,768	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,479,014
2,180,169	GNMA, Pool # 005055, 4.50%, due 05/20/41	2,343,647
312,796	GNMA, Pool # 005334, 5.00%, due 03/20/42	348,263
2,500,000	GNMA TBA, 3.50%, due 12/01/44	2,589,648
750,000	GNMA TBA, 4.00%, due 05/01/44	789,258

		172,370,708

	Municipal Obligations — 1.1%

60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	62,998
300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	427,293
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	227,419
245,000	Central Puget Sound Regional Transit Authority, 5.00%, due 11/01/46	325,632
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	95,494
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	607,967
900,000	Energy Northwest, 2.80%, due 07/01/21	916,470
1,150,000	New Jersey Economic Development Authority, 2.49%, due 02/15/19‡‡	1,103,908
2,049,000	New Jersey Economic Development Authority, 2.62%, due 02/15/20‡‡	1,913,705
705,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	707,883
700,000	State of California General Obligation, 7.50%, due 04/01/34	1,019,627
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,527,720
305,000	University of Texas System (The), 5.00%, due 08/15/47	404,875

		9,340,991

	Sovereign Debt Obligations — 1.2%

130,000	Argentine Republic Government International Bond, 6.88%, due 01/26/27	135,005
425,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26	459,000
1,005,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,030,500
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	628,600
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	929,945
144,000	Hungary Government International Bond, 7.63%, due 03/29/41	215,077

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued

420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	480,346
200,000	Iraq Government AID Bond, 2.15%, due 01/18/22	200,830
400,000	Japan Bank for International Cooperation/Japan, 2.13%, due 06/01/20	400,122
200,000	Japan Bank for International Corp., 1.50%, due 07/21/21	193,505
200,000	Japan Bank for International Corp., 2.25%, due 02/24/20	200,942
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	197,152
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	387,508
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	400,808
340,000	Mexico Government International Bond (MTN), 4.75%, due 03/08/44	341,190
200,000	Panama Government International Bond, 3.75%, due 03/16/25	206,500
200,000	Panama Government International Bond, 4.00%, due 09/22/24	211,000
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26‡	95,182
165,000	Province of Ontario Canada, 2.25%, due 05/18/22	165,021
125,000	Province of Ontario Canada, 2.40%, due 02/08/22	126,046
125,000	Province of Ontario Canada, 4.40%, due 04/14/20	133,366
580,000	Province of Quebec Canada, 2.75%, due 04/12/27	578,183
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	311,340
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	305,411
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	401,787
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	438,025
200,000	Ukraine Government AID Bonds, 1.47%, due 09/29/21	196,299
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50	142,870

		9,511,560

	U.S. Government and Agency Obligations — 13.0%

365,000	Federal Home Loan Mortgage Corp., 1.50%, due 01/17/20	364,829
400,000	Resolution Funding Corp. STRIPS, (PO), 3.52%, due 01/15/30‡‡	275,790
140,000	Resolution Funding Corp. STRIPS, (PO), 3.54%, due 04/15/30‡‡	95,715
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,268
5,773,000	U.S. Treasury Bond, 2.50%, due 05/15/46	5,371,147
5,360,000	U.S. Treasury Bond, 2.75%, due 11/15/42	5,297,711
6,069,000	U.S. Treasury Bond, 3.00%, due 05/15/45	6,255,100
12,017,000	U.S. Treasury Bond, 3.00%, due 02/15/47	12,398,864
135,000	U.S. Treasury Bond, 4.25%, due 11/15/40	169,691
10,492,000	U.S. Treasury Bond, 4.50%, due 02/15/36	13,546,358
15,000	U.S. Treasury Bond, 8.13%, due 08/15/21	18,782
769,100	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/22	765,817
2,680,652	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	2,662,005
1,194,361	U.S. Treasury Inflation Indexed Note, 0.38%, due 01/15/27	1,173,815
12,553,000	U.S. Treasury Note, 0.75%, due 08/15/19	12,384,074
200,000	U.S. Treasury Note, 1.25%, due 05/31/19	199,535
1,415,000	U.S. Treasury Note, 1.38%, due 04/30/21	1,397,119
1,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	986,250
6,280,000	U.S. Treasury Note, 1.63%, due 04/30/23	6,146,920
996,000	U.S. Treasury Note, 1.63%, due 02/15/26	946,764
336,000	U.S. Treasury Note, 1.75%, due 05/31/22	334,071
12,222,000	U.S. Treasury Note, 1.88%, due 01/31/22	12,239,184
740,000	U.S. Treasury Note, 2.00%, due 05/31/24	734,132
130,000	U.S. Treasury Note, 2.00%, due 06/30/24	128,868

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

9,940,000	U.S. Treasury Note, 2.13%, due 09/30/21	10,077,063
1,975,000	U.S. Treasury Note, 2.13%, due 05/15/25	1,962,927
4,950,000	U.S. Treasury Note, 2.25%, due 02/15/27	4,927,859
4,586,000	U.S. Treasury Note, 2.38%, due 05/15/27	4,615,648

		105,512,306

	TOTAL DEBT OBLIGATIONS (COST $795,693,623)	797,927,383

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Put Options — 0.0%

84,000	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $127.00, Expires 07/21/17	6,563
84,000	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $130.00, Expires 07/21/17	84

	TOTAL PUT OPTIONS PURCHASED (COST $33,227)	6,647

	TOTAL OPTIONS PURCHASED (COST $33,227)	6,647

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%

	Bank Deposit — 2.2%

17,492,214	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	17,492,214

	TOTAL BANK DEPOSITS (COST $17,492,214)	17,492,214

	Mutual Fund - Securities Lending Collateral — 0.8%
6,366,468	State Street Institutional U.S. Government Money Market Fund, Premier Class**	6,366,468

	TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $6,366,468)	6,366,468

	U.S. Government and Agency Obligations — 0.2%
1,905,000	United States Treasury Bill, 0.43%, due 07/20/17‡‡	1,904,303

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $1,904,226)	1,904,303

	TOTAL SHORT-TERM INVESTMENTS (COST $25,762,908)	25,762,985

	TOTAL INVESTMENTS — 101.5% (Cost $821,489,758)	823,697,015

	Other Assets and Liabilities (net) — (1.5)%	(12,525,410)

	NET ASSETS — 100.0%	$811,171,605

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

*	All or a portion of this security is pledged for open futures collateral.

**	Represents an investment of securities lending cash collateral.

***	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $1,565,555.

¤	Illiquid security. The total market value of the securities at period end is $7,691,176 which represents 1.0% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $7,646,778.

†	Floating rate note. Rate shown is as of June 30, 2017.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $164,388,498 which represents 20.3% of net assets.

See accompanying Notes to the Schedule of Investments.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
163	U.S. Treasury Note 5-Year	September 2017	$19,207,258	$(55,989)
93	U.S. Treasury Note 2-Year	September 2017	20,098,172	(23,493)
9	U.S. Treasury Bond 10-Year	September 2017	1,213,313	(2,965)
102	U.S. Treasury Note 10-Year	September 2017	12,804,187	(80,268)
132	U.S. Ultra Bond	September 2017	21,895,500	403,948

				$241,233

Sales
95	U.S. Long Bond	September 2017	$14,600,313	$(61,763)

Written Options

Type of Contract	Counterparty	Number of Contracts/ Notional Amount	Premiums Received	Value at June 30, 2017
CALL — U.S. Treasury Note 10-Year Futures Option Strike @ $128.50 Expires 07/21/2017	JPMorgan Chase Bank N.A.	$168,000	$12,710	$(2,625)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	1.20%	05/31/23	$1,170,000	$53,789
Receive	Overnight Federal Funds Effective Rate (12M)	0.54%	09/09/17	35,205,000	44,514
Receive	3-Month USD LIBOR	2.57%	09/08/24	1,600,000	(48,980)
Receive	3-Month USD LIBOR	2.21%	01/08/26	7,920,000	(7,581)
Receive	3-Month USD LIBOR	2.01%	08/31/21	1,875,000	(4,180)
Receive	3-Month USD LIBOR	2.17%	02/15/24	630,000	(2,538)
Receive	3-Month USD LIBOR	2.11%	02/15/24	235,000	(540)
Pay	3-Month USD LIBOR	1.76%	11/30/21	4,655,000	(31,176)
Pay	3-Month USD LIBOR	2.34%	02/15/36	1,610,000	(30,634)
Receive	3-Month USD LIBOR	2.18%	02/15/24	1,090,000	(4,998)

76	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	2.15%	02/15/24	$1,953,000	$(6,730)
Receive	12-Month USD LIBOR	1.82%	02/15/27	1,187,000	3,251
Receive	Overnight Federal Funds Effective Rate (12M)	0.61%	10/18/17	29,950,000	51,685
Receive	Overnight Federal Funds Effective Rate (12M)	0.63%	11/09/17	16,645,000	33,714
Receive	3-Month USD LIBOR	1.46%	08/15/23	4,480,000	(71,333)

					$(21,737)

See accompanying Notes to the Schedule of Investments.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.4
Swaps	(0.0)
Futures Contracts	0.0
Options Purchased	0.0
Written Options	(0.0)
Short-Term Investments	3.2
Other Assets and Liabilities (net)	(1.6)

100.0%

78	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 94.6%

		Corporate Debt — 44.1%

1,400,000		1011778 BC ULC / New Red Finance, Inc., 4.25%, due 05/15/24 144A	1,394,666
2,500,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22‡ 144A	2,331,250
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24 144A	928,590
2,000,000		Aircastle, Ltd., 4.13%, due 05/01/24	2,043,750
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,568,750
1,000,000		Alpine Finance Merger Sub LLC, 6.88%, due 08/01/25 144A†††	1,020,000
2,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	2,420,750
2,000,000		AMC Networks, Inc., 5.00%, due 04/01/24	2,052,500
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	562,652
1,500,000		ArcelorMittal, 6.00%, due 03/01/21	1,621,875
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	1,038,750
500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, due 05/15/24 144A	548,750
2,000,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24 144A	2,070,000
1,700,000	EUR	Ball Corp., 4.38%, due 12/15/23	2,198,549
2,500,000		Bank of America Corp., Series M, 8.13%† ††††	2,602,750
800,000		Beazer Homes USA, Inc., 6.75%, due 03/15/25‡	836,000
1,800,000		Beazer Homes USA, Inc., 8.75%, due 03/15/22	2,011,500
2,000,000		Bill Barrett Corp., 8.75%, due 06/15/25‡ 144A	1,685,000
1,558,000		Blackboard, Inc., 9.75%, due 10/15/21 144A	1,472,310
600,000		Block Communications, Inc., 6.88%, due 02/15/25 144A	645,000
1,400,000		BMC Software Finance, Inc., 8.13%, due 07/15/21‡ 144A	1,456,448
900,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22††	238,500
2,400,000		BWAY Holding Co., 7.25%, due 04/15/25 144A	2,442,000
15,000		California Resources Corp., 5.50%, due 09/15/21	8,775
36,000		California Resources Corp., 6.00%, due 11/15/24	18,900
1,293,000		California Resources Corp., 8.00%, due 12/15/22 144A	822,671
2,500,000		Calpine Corp., 5.75%, due 01/15/25‡	2,356,250
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	580,000
1,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,031,900
1,400,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	1,501,500
2,000,000		CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	2,085,000
2,200,000		Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	2,343,220
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	852,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,573,125
1,200,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,296,756
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,440,918
538,009		CHC Group LLC/CHC Finance, Ltd., 0.00%, due 10/01/20‡‡	841,984
400,000		Chemours Co. (The), 5.38%, due 05/15/27	413,456
2,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	2,658,385
1,600,000		Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	1,712,000
900,000		Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	1,005,750
400,000		CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	414,440
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22‡	1,755,000
1,500,000		CIT Group, Inc., 5.00%, due 08/01/23	1,620,000
1,500,000		Citigroup, Inc., 6.30%† ††††	1,599,375
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	206,540
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	799,000

See accompanying Notes to the Schedule of Investments.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,400,000		Cloud Crane LLC, 10.13%, due 08/01/24 144A	2,640,000
2,000,000		CNH Industrial Capital LLC, 3.88%, due 10/15/21	2,057,500
600,000	EUR	Colfax Corp., 3.25%, due 05/15/25 144A	699,813
2,500,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	2,681,250
2,400,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	360,000
300,000		Concordia International Corp., 9.00%, due 04/01/22 144A	228,750
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	987,500
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23	949,500
1,300,000	EUR	Cott Corp., 5.50%, due 07/01/24 144A	1,605,009
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	1,022,500
800,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 5.75%, due 04/01/25 144A	800,000
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	1,530,000
2,000,000		CSC Holdings LLC, 10.88%, due 10/15/25 144A	2,412,500
800,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	740,000
1,500,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23‡ 144A	1,575,000
1,500,000		DaVita, Inc., 5.13%, due 07/15/24	1,525,312
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	876,300
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,443,750
1,000,000		DISH DBS Corp., 5.00%, due 03/15/23	1,027,500
700,000		DISH DBS Corp., 5.88%, due 11/15/24	749,504
1,000,000		Dynegy, Inc., 7.63%, due 11/01/24‡	975,000
1,900,000		Dynegy, Inc., 8.00%, due 01/15/25‡ 144A	1,852,500
500,000		Eagle Holding Co. II LLC, 7.63%, due 05/15/22 144A	515,625
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	422,750
1,500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	1,230,000
1,500,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	1,683,750
1,071,464		EnQuest Plc, Reg S, 7.00%, due 10/15/23‡ ‡‡‡ 144A	806,277
1,500,000		Equinix, Inc. REIT, 5.38%, due 04/01/23	1,565,625
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20**** ††	—
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	711,414
24,240,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19‡‡‡	1,861,628
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	627,642
1,000,000	EUR	Federal-Mogul LLC / Federal-Mogul Financing Corp., 5.00%, due 07/15/24 144A	1,112,287
300,000		Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp., 8.63%, due 06/15/20 144A	285,000
1,500,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23‡	1,406,250
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20‡	2,571,875
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	218,191
2,200,000		First Data Corp., 5.75%, due 01/15/24 144A	2,293,500
500,000		First Data Corp., 7.00%, due 12/01/23 144A	535,000
1,600,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,648,000
700,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	686,000
1,800,000		FirstCash, Inc., 5.38%, due 06/01/24 144A	1,885,500
1,200,000		FMG Resources August 2006 Pty, Ltd., 5.13%, due 05/15/24 144A	1,203,000
400,000 EUR		Galapagos Holding SA, 7.00%, due 06/15/22 144A	397,997
449,000 EUR		Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	522,001
1,500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,556,250
500,000		Goodyear Tire & Rubber Co. (The), 5.13%, due 11/15/23	525,000

80	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

700,000		Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, due 12/15/23 144A	763,000
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,798,376
2,000,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	2,040,000
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,122,500
2,000,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23‡	1,890,000
400,000		Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, due 11/01/24 144A	408,000
400,000		Hughes Satellite Systems Corp., 6.63%, due 08/01/26	431,000
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	753,750
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22‡	371,875
900,000	EUR	Impera Holdings SA, 5.38%, due 09/15/22 144A	1,067,811
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,385,631
560,000	EUR	Inovyn Finance Plc, 6.25%, due 05/15/21 144A	670,088
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	2,081,250
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	677,123
2,500,000		InterGen NV, 7.00%, due 06/30/23 144A	2,418,750
1,000,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	1,097,500
1,300,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,373,125
2,000,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	1,885,000
1,500,000		JPMorgan Chase & Co., 6.00%† ††††	1,619,055
545,527		K2016470219 South Africa, Ltd., 3.00%, due 12/31/22 144A	31,368
78,795		K2016470260 South Africa, Ltd., 25.00%, due 12/31/22 144A	84,705
1,000,000		KB Home, 7.50%, due 09/15/22	1,133,750
1,000,000		Lamb Weston Holdings, Inc., 4.63%, due 11/01/24 144A	1,035,000
1,500,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	1,561,875
600,000	EUR	Lincoln Finance, Ltd., 6.88%, due 04/15/21 144A	735,040
900,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	913,500
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	580,990
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,525,944
313,000		Microsemi Corp., 9.13%, due 04/15/23 144A	359,168
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ¤	—
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	427,500
1,000,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	1,044,590
600,000		MSCI, Inc., 4.75%, due 08/01/26 144A	618,180
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	608,000
2,500,000		Navient Corp., 7.25%, due 09/25/23	2,706,250
200,000	EUR	Netflix, Inc., 3.63%, due 05/15/27 144A	232,387
2,000,000		Netflix, Inc., 5.88%, due 02/15/25	2,220,000
1,700,000	EUR	NEW Areva Holding SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,987,806
1,100,000		New Gold, Inc., 6.38%, due 05/15/25 144A	1,135,750
700,000		Nexstar Broadcasting, Inc., 5.63%, due 08/01/24 144A	710,500
1,200,000		Novelis Corp., 5.88%, due 09/30/26 144A	1,239,000
1,400,000		Novelis Corp., 6.25%, due 08/15/24 144A	1,473,500
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24‡	1,580,625
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	2,122,500
1,100,000		Park Aerospace Holdings, Ltd., 5.25%, due 08/15/22 144A	1,153,977
1,100,000		Park Aerospace Holdings, Ltd., 5.50%, due 02/15/24 144A	1,151,700
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,528,800
61,562,400	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡ ‡‡ ‡‡‡	3,085,985

See accompanying Notes to the Schedule of Investments.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,300,000		PetSmart, Inc., 8.88%, due 06/01/25 144A	2,130,030
100,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	110,875
2,000,000		Post Holdings, Inc., 5.00%, due 08/15/26 144A	2,000,000
400,000		Post Holdings, Inc., 5.50%, due 03/01/25 144A	413,500
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,201,187
2,500,000		PulteGroup, Inc., 5.00%, due 01/15/27	2,575,000
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23	1,330,000
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,280,000
1,000,000	EUR	Quintiles IMS, Inc., 3.25%, due 03/15/25 144A	1,162,741
1,000,000		Radio One, Inc., 9.25%, due 02/15/20‡ 144A	965,000
1,500,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,787,812
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, due 07/15/23 144A	416,000
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	717,213
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.00%, due 07/15/24 144A	214,918
2,000,000		Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	2,130,518
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	805,000
1,300,000	EUR	Schoeller Allibert Group, 8.00%, due 10/01/21 144A	1,607,441
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	1,027,991
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	729,739
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	2,125,000
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,672,500
500,000		Sprint Corp., 7.63%, due 02/15/25	576,875
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	308,844
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,065,000
1,400,000		SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp., 7.50%, due 06/15/25 144A	1,389,500
800,000		Symantec Corp., 5.00%, due 04/15/25 144A	839,248
1,300,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	1,394,250
1,700,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,842,375
2,600,000		Talen Energy Supply LLC, 6.50%, due 06/01/25	1,839,500
1,600,000		Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	1,640,000
500,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	525,180
200,000		Tenet Healthcare Corp., 7.50%, due 01/01/22 144A	217,460
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,914,750
1,600,000		Tennant Co., 5.63%, due 05/01/25 144A	1,688,000
1,200,000		Terex Corp., 5.63%, due 02/01/25 144A	1,236,000
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,789,450
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20¤ ††	15,000
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	1,035,000
1,800,000		TransDigm, Inc., 6.50%, due 05/15/25	1,836,000
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	213,273
2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,671,875
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	965,498
810,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	972,972

82	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

500,000		Univar USA, Inc., 6.75%, due 07/15/23 144A	523,750
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,905,175
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	853,740
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	907,500
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25‡ 144A	510,000
200,000		Valeant Pharmaceuticals International, Inc., 7.00%, due 03/15/24 144A	210,750
900,000		Valvoline, Inc., 5.50%, due 07/15/24 144A	954,000
2,400,000		Vertiv Group Corp., 9.25%, due 10/15/24 144A	2,604,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	618,196
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21	907,875
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23	1,102,750
1,300,000		WellCare Health Plans, Inc., 5.25%, due 04/01/25	1,365,000
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,384,153
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	832,428
1,349,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,401,274
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,526,000
500,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	512,812
1,200,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25 144A	1,265,250
1,300,000		Wynn Macau, Ltd., 5.25%, due 10/15/21 144A	1,335,750
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,547,421
1,200,000		XPO Logistics, Inc., 6.13%, due 09/01/23 144A	1,254,000
1,900,000	EUR	Ziggo Secured Finance BV, 4.25%, due 01/15/27 144A	2,300,515

			258,180,113

		Sovereign Debt Obligations — 50.5%

15,295,164	ARS	Argentina Bonar Bonds, 22.13%, due 03/01/20†	941,701
1,653,420	ARS	Argentina Bonar Bonds, 22.51%, due 10/09/17†	104,835
5,852,400	ARS	Argentina Bonar Bonds, 22.63%, due 03/01/18†	356,800
38,055,541	ARS	Argentina POM Politica Monetaria, 26.25%, due 06/21/20†	2,384,272
2,050,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	3,305,979
45,000,000	BRL	Brazil Letras do Tesouro Nacional, 6.08%, due 01/01/20‡‡	10,820,142
6,962,000	BRL	Brazil Letras do Tesouro Nacional, 8.58%, due 01/01/18‡‡	2,013,659
54,580,000	BRL	Brazil Letras do Tesouro Nacional, 8.77%, due 01/01/19‡‡	14,500,481
40,003,000	BRL	Brazil Letras do Tesouro Nacional, 20.13%, due 07/01/20‡‡	9,120,672
462,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/19	141,572
21,186,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	6,407,927
1,045,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	312,271
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	2,279,048
6,112,100,000	COP	Colombian TES, 7.00%, due 05/04/22	2,101,536
845,000,000	COP	Colombian TES, 7.50%, due 08/26/26	296,863
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	753,848
24,545,800,000	COP	Colombian TES, 10.00%, due 07/24/24	9,812,624
529,410,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	2,028,793
448,500,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	1,660,758
44,848,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	3,167,926
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	620,709
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,106,614
43,162,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/22	3,287,145
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	250,703

See accompanying Notes to the Schedule of Investments.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

7,223,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	549,821
8,113,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	653,940
94,876,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	7,742,586
86,688,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	7,190,665
50,513,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,087,659
38,839,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,291,589
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,838,635
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	286,289
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	58,745
13,000,000	ILS	Israel Government Bond — Fixed, 2.00%, due 03/31/27	3,717,984
5,452,576	ILS	Israel Government Bond — Fixed, 3.75%, due 03/31/47	1,658,413
266,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	107,911
4,930,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	1,149,121
18,298,000	MYR	Malaysia Government Bond, 3.31%, due 10/31/17	4,265,107
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	27,389
1,497,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	348,225
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	247,603
35,132,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	8,160,684
1,497,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	349,148
3,763,000	MYR	Malaysia Government Bond, 3.76%, due 03/15/19	882,317
9,387,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	2,172,726
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	227,586
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,035,964
5,597,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,306,305
4,915,000	MYR	Malaysia Government Bond, 4.07%, due 09/30/26	1,139,423
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	41,219
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	3,795,539
4,872,000	MYR	Malaysia Government Bond, 4.24%, due 02/07/18	1,141,984
2,939,000	MYR	Malaysia Government Bond, 4.25%, due 05/31/35	664,004
12,774,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	3,036,722
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	254,253
61,224,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	3,372,862
76,803,800	MXN	Mexican Bonos, 6.50%, due 06/09/22	4,222,782
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	1,063,914
88,673,500	MXN	Mexican Bonos, 7.75%, due 05/29/31	5,250,573
33,144,400	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,968,512
65,360,000	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,821,988
51,860,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	3,126,069
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	451,865
94,242,800	MXN	Mexican Bonos, 10.00%, due 12/05/24	6,208,708
51,429,200	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,702,357
2,924,000	PEN	Peru Government Bond, 6.90%, due 08/12/37	988,974
4,050,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,299,366
5,543,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,817,836
2,771,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	946,980
1,937,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	664,218
3,135,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,158,112
2,030,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	539,209
1,488,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	390,909

84	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

15,465,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	3,947,468
23,187,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	5,823,480
8,457,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	2,301,331
12,850,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	3,800,285
1,339,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	390,055
9,965,000	RON	Romania Government Bond, 3.50%, due 12/19/22	2,570,885
12,025,000	RON	Romania Government Bond, 4.75%, due 02/24/25	3,253,477
1,650,000	RON	Romania Government Bond, 5.80%, due 07/26/27	476,483
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,622,427
224,750,000	RUB	Russian Federal Bond — OFZ, 6.70%, due 05/15/19	3,734,448
142,470,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	2,326,875
42,950,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	690,425
167,863,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	2,727,966
67,880,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 02/27/19	1,141,306
118,417,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	1,969,418
340,717,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	5,783,171
288,962,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	5,181,388
8,430,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	455,316
53,043,982	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	3,916,611
47,628,190	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,293,101
82,221,611	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	5,670,257
51,107,451	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	3,627,270
108,299,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,072,708
32,425,000	THB	Thailand Government Bond, 2.88%, due 06/17/46	945,701
41,610,000	THB	Thailand Government Bond, 3.40%, due 06/17/36	1,275,837
165,776,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	5,261,585
125,914,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	3,962,918
22,191,000	THB	Thailand Government Bond, 3.85%, due 12/12/25	721,665
119,810,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	3,683,595
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	62,237
74,034,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	2,637,193
48,529,068	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	1,344,885
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,161,213
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	1,044,438
11,644,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	3,229,738
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,061,763
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	449,268
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	506,996
19,897,174	TRY	Turkey Government Bond, 9.00%, due 07/24/24	5,320,900
5,549,857	TRY	Turkey Government Bond, 9.20%, due 09/22/21	1,510,138
3,832,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,051,405
10,764,871	TRY	Turkey Government Bond, 10.60%, due 02/11/26	3,119,400
16,575,453	TRY	Turkey Government Bond, 10.70%, due 02/17/21	4,743,171

			295,071,865

		TOTAL DEBT OBLIGATIONS (COST $554,687,374)	553,251,978

See accompanying Notes to the Schedule of Investments.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.6%

	Diversified Financial Services — 0.0%

7,396,155	Edcon Holdings, Ltd. 1* **** ¤	—
736,020	Edcon Holdings, Ltd. 2* **** ¤	—

		—

	Electric — 0.1%

17,126	Vistra Energy Corp.	287,546

	Oil & Gas — 0.5%

19,687	Energy XXI Gulf Coast, Inc.*	365,588
43,602	Goodrich Petroleum Corp.*	531,944
73,737	Halcon Resources Corp.*	334,766
49,395	Linn Energy, Inc.*	1,508,523
455	Midstates Petroleum Co., Inc.*	5,765
14,783	Nine Point Energy, LLC* ¤	177,396
562	Penn Virginia Corp.*	20,654
690	Penn Virginia Corp. New* ****	25,357

		2,969,993

	Transportation — 0.0%

11,563	CHC Group LLC*	1

	TOTAL COMMON STOCKS (COST $7,034,680)	3,257,540

	CONVERTIBLE PREFERRED STOCK — 0.1%

	Oil & Gas — 0.1%

322	Nine Point Energy Holdings, Inc.* **** ¤	311,299

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	311,299

	INVESTMENT COMPANY — 0.4%

25,000	iShares iBoxx $ High Yield Corporate Bond ETF‡	2,209,750

	TOTAL INVESTMENT COMPANY (COST $2,213,847)	2,209,750

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

3,095	Energy XXI Gulf Coast, Inc. Strike Price $43.66, Expires 12/30/21*	3,095
3,495	Halcon Resources Corp. Strike Price $14.04, Expires 09/09/20*	3,006
3,224	Midstates Petroleum Co., Inc. Strike Price $46.00, Expires 04/21/20* **** ¤	—

		6,101

	TOTAL WARRANTS (COST $86,597)	6,101

86	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

SHORT-TERM INVESTMENTS — 6.2%

Bank Deposit — 2.8%

16,379,637		State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	16,379,637

Mutual Fund - Securities Lending Collateral — 3.4%

20,200,199		State Street Institutional U.S. Government Money Market Fund, Premier Class***	20,200,199

		TOTAL SHORT-TERM INVESTMENTS (COST $36,579,836)	36,579,836

		TOTAL INVESTMENTS — 101.9% (Cost $600,903,218)	595,616,504

		Other Assets and Liabilities (net) — (1.9)%	(10,898,280)

		NET ASSETS — 100.0%	$584,718,224

Notes to Schedule of Investments:

REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $336,656 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $407,173.

	¤	Illiquid security. The total market value of the securities at period end is $503,695 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $1,172,568.

	†	Floating rate note. Rate shown is as of June 30, 2017.

	††	Security is currently in default.

	†††	When-issued security.

	††††	Security is perpetual and has no stated maturity date.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $135,248,242 which represents 23.1% of net assets.

See accompanying Notes to the Schedule of Investments.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
09/20/17	ARS	Citibank N.A.	60,374,969	$3,500,500	$(81,483)
09/05/17	BRL	Citibank N.A.	34,990,665	10,423,971	5,952
09/20/17	CLP	Citibank N.A.	9,536,109,324	14,312,573	102,296
12/20/17	CNY	Citibank N.A.	124,240,000	18,160,103	121,627
07/05/17	CNY	Standard Chartered Bank	124,240,000	18,325,835	99,125
09/20/17	COP	Citibank N.A.	29,858,597,392	9,671,626	(390,192)
06/20/18	CZK	Goldman Sachs International	84,130,000	3,760,960	(3,198)
12/19/18	CZK	HSBC Bank plc	11,910,000	537,817	10,981
12/19/18	CZK	JPMorgan Chase Bank N.A.	90,131,700	4,070,058	253,667
10/26/17	EUR	Citibank N.A.	500,000	573,724	26,014
10/26/17	EUR	Deutsche Bank AG	2,200,000	2,524,386	112,966
09/20/17	EUR	Standard Chartered Bank	863,799	989,175	11,013
10/26/17	GBP	Deutsche Bank AG	1,222,000	1,592,819	3,425
09/20/17	HUF	Citibank N.A.	136,600,000	505,641	9,096
09/20/17	HUF	HSBC Bank plc	1,533,162,730	5,675,180	41,452
09/20/17	HUF	Standard Chartered Bank	1,522,691,187	5,636,419	49,115
09/20/17	IDR	Citibank N.A.	8,510,000,000	632,714	(2,361)
09/20/17	INR	Citibank N.A.	512,930,000	7,857,384	(37,968)
09/20/17	MXN	Citibank N.A.	14,000,000	764,293	(3,943)
09/20/17	MXN	Goldman Sachs International	48,650,000	2,655,919	30,047
09/20/17	PEN	Citibank N.A.	27,716,387	8,472,073	70,796
09/20/17	PHP	Citibank N.A.	261,663,000	5,166,101	(80,102)
09/20/17	PHP	Standard Chartered Bank	193,257,000	3,815,538	(65,514)
09/20/17	PLN	Citibank N.A.	59,080,528	15,926,517	148,922
09/20/17	PLN	Goldman Sachs International	2,570,000	692,803	5,738
09/20/17	PLN	HSBC Bank plc	27,488,767	7,410,230	63,848
09/20/17	RON	Citibank N.A.	13,944,189	3,496,896	72,573
09/20/17	RON	Standard Chartered Bank	16,590,637	4,160,567	85,445
09/20/17	RUB	Citibank N.A.	590,730,000	9,808,642	1,222
09/20/17	THB	Citibank N.A.	99,920,491	2,941,542	10,763
09/20/17	THB	Goldman Sachs International	152,666,872	4,494,333	9,712
09/20/17	THB	JPMorgan Chase Bank N.A.	50,335,886	1,481,829	5,011
09/20/17	TRY	Goldman Sachs International	54,435,441	15,115,808	278,602
09/20/17	TWD	Citibank N.A.	286,610,000	9,447,695	(89,249)
09/20/17	ZAR	Citibank N.A.	8,150,000	614,057	(9,356)
09/20/17	ZAR	Goldman Sachs International	92,340,000	6,957,308	(95,655)

					$770,387

Sales
09/05/17	BRL	Citibank N.A.	73,901,547	$22,015,803	$174,854
12/20/17	CNY	Barclays Bank Plc	103,864,000	15,181,753	(491,985)
07/05/17	CNY	Citibank N.A.	124,240,000	18,325,835	(61,962)
12/20/17	CNY	Citibank N.A.	4,990,000	729,386	(21,685)
12/21/17	CNY	Citibank N.A.	7,410,000	1,083,068	(32,972)
12/20/17	CNY	Standard Chartered Bank	4,430,000	647,531	(18,672)
12/20/17	CNY	UBS AG London	5,160,000	754,235	(31,434)
09/20/17	COP	Citibank N.A.	19,076,390,000	6,179,115	65,203

88	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales — continued
09/20/17	COP	Goldman Sachs International	99,079,080	$32,093	$1,630
09/20/17	COP	HSBC Bank USA, N.A.	4,944,833,558	1,601,702	78,500
09/20/17	COP	JPMorgan Chase Bank N.A.	3,212,677,362	1,040,632	52,115
09/20/17	EUR	Citibank N.A.	2,738,288	3,135,734	(35,478)
10/26/17	EUR	Citibank N.A.	500,000	573,724	1,446
10/26/17	EUR	Deutsche Bank AG	2,200,000	2,524,386	(6,506)
09/20/17	EUR	Goldman Sachs International	9,039,953	10,352,049	(118,152)
09/20/17	EUR	JPMorgan Chase Bank N.A.	786,759	900,953	691
09/20/17	HUF	Goldman Sachs International	352,160,000	1,303,561	(14,116)
09/20/17	IDR	Citibank N.A.	26,532,229,000	1,972,656	1,321
09/20/17	ILS	Citibank N.A.	7,330,000	2,106,770	(11,803)
09/20/17	ILS	Goldman Sachs International	11,840,000	3,403,023	(30,956)
09/20/17	KRW	Citibank N.A.	782,120,001	684,338	11,867
09/20/17	MXN	Citibank N.A.	9,880,000	539,373	2,599
09/20/17	MXN	Goldman Sachs International	17,500,000	955,367	(2,143)
09/20/17	MXN	Standard Chartered Bank	251,780,000	13,745,269	(112,548)
09/20/17	PLN	Citibank N.A.	7,390,000	1,992,145	(8,209)
09/20/17	PLN	Goldman Sachs International	12,730,000	3,431,665	(25,396)
09/20/17	RON	Citibank N.A.	3,610,000	905,309	(57,931)
09/20/17	RON	Goldman Sachs International	2,420,000	606,883	(12,785)
09/20/17	RUB	Citibank N.A.	839,439,386	13,938,281	497,588
09/20/17	SGD	Citibank N.A.	4,178,675	3,038,605	(22,717)
09/20/17	SGD	Goldman Sachs International	12,614,200	9,172,663	(50,678)
09/20/17	SGD	HSBC Bank plc	10,457,000	7,604,013	(43,296)
09/20/17	SGD	JPMorgan Chase Bank N.A.	840,000	610,822	(2,962)
09/20/17	SGD	Standard Chartered Bank	5,198,800	3,780,409	(10,021)
09/20/17	THB	HSBC Bank plc	30,330,000	892,879	(191)
09/20/17	TRY	Citibank N.A.	5,680,000	1,577,241	(4,285)
09/20/17	ZAR	Citibank N.A.	9,810,000	739,129	4,602
09/20/17	ZAR	Goldman Sachs International	73,550,217	5,541,602	14,834

					$(321,633)

Cross-Currency Forwards

Settlement Date	Receive/Deliver	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
06/20/18	CZK/EUR	Goldman Sachs International	71,940,000	2,712,803	$176,906
12/19/18	CZK/EUR	JPMorgan Chase Bank N.A. London	86,321,901	3,258,660	99,373
09/20/17	EUR/RON	Goldman Sachs International	7,969,282	36,242,722	37,098
09/20/17	EUR/RON	JPMorgan Chase Bank N.A. London	460,040	2,083,476	4,322
09/20/17	RON/EUR	HSBC Bank plc	730,942	160,607	(614)

					$317,085

See accompanying Notes to the Schedule of Investments.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Abbreviations

ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,020	South Africa Government Bond, Series R186	August 2017	$8,724,574	$(126,524)
189	South Africa Government Bond, Series R2030	August 2017	1,305,061	(17,977)
190	South Africa Government Bond, Series R2032	August 2017	1,348,271	(26,147)
39	South Africa Government Bond, Series R2035	August 2017	287,664	(4,779)
855	South Africa Government Bond, Series R2037	August 2017	5,786,155	(110,183)
105	South Africa Government Bond, Series R207	August 2017	798,001	(2,027)
253	South Africa Government Bond, Series R208	August 2017	1,916,154	(2,605)

				$(290,242)

Sales
3	U.S. Treasury Note 10-Year	September 2017	$376,594	$1,119

				$1,119

90	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	50.5
Corporate Debt	44.1
Common Stocks	0.6
Investment Company	0.4
Forward Foreign Currency Contracts	0.1
Convertible Preferred Stock	0.1
Warrants	0.0
Futures Contracts	(0.0)
Short-Term Investments	6.2
Other Assets and Liabilities (net)	(2.0)

100.0%

See accompanying Notes to the Schedule of Investments.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.9%

	Austria — 0.3%

67,888	Erste Group Bank AG*	2,595,829
79,411	Raiffeisen Bank International AG*	2,001,646

	Total Austria	4,597,475

	Bermuda — 1.2%

413,693	Cosan, Ltd. Class A	2,651,772
51,108	Credicorp, Ltd.	9,168,264
3,403,000	GOME Electrical Appliances Holding, Ltd.	418,485
24,900	Jardine Matheson Holdings, Ltd.	1,598,580
2,902,000	Nine Dragons Paper Holdings, Ltd.	3,866,136
535,000	Shenzhen International Holdings, Ltd.	981,394
1,662,007	SMI Holdings Group, Ltd.	745,156

	Total Bermuda	19,429,787

	Brazil — 3.9%

373,800	AMBEV SA	2,065,729
616,697	AMBEV SA, ADR	3,385,667
982,147	Banco Bradesco SA, ADR	8,348,249
1,070,750	Banco do Brasil SA	8,661,013
73,397	Banco Santander Brasil SA, ADR	552,679
488,500	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	2,911,907
1,173,014	CCR SA	5,983,230
97,400	Centrais Eletricas Brasileiras SA*	365,994
26,691	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	254,098
287,380	Cielo SA	2,133,720
369,200	Cosan SA Industria e Comercio	3,853,297
47,100	Engie Brasil Energia SA	482,195
181,000	Fleury SA	1,464,061
235,000	Hypermarcas SA	1,971,780
132,000	Iguatemi Empresa de Shopping Centers SA	1,311,534
242,142	Itau Unibanco Holding SA, ADR	2,675,669
47,000	Klabin SA	230,230
224,300	Kroton Educacional SA	1,006,667
123,000	Localiza Rent a Car SA	1,676,134
104,610	Lojas Renner SA	864,475
57,900	M Dias Branco SA	861,532
17,100	Magazine Luiza SA	1,321,240
166,400	Porto Seguro SA	1,537,314
187,600	Qualicorp SA	1,625,027
131,600	Raia Drogasil SA	2,784,721
254,377	Sul America SA	1,358,928
21,902	Tim Participacoes SA, ADR	324,150
99,500	Ultrapar Participacoes SA	2,327,998
181,000	Vale SA	1,584,245

	Total Brazil	63,923,483

92	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	British Virgin Islands — 0.1%

75,148	Mail.Ru Group, Ltd. (London Exchange), Reg S, GDR* ‡‡‡	1,980,150
8,063	Mail.Ru Group, Ltd., Reg S, GDR* ‡‡‡	212,460

	Total British Virgin Islands	2,192,610

	Cayman Islands — 11.1%

5,561	58.com, Inc., ADR*	245,296
287,761	Alibaba Group Holding, Ltd., ADR* ‡	40,545,525
19,813	Baidu, Inc., ADR*	3,543,753
4,913,000	Belle International Holdings, Ltd.	3,876,804
233,942	Bizlink Holding, Inc.	1,653,436
1,075,000	Chailease Holding Co., Ltd.	2,996,713
1,236,500	China Conch Venture Holdings, Ltd.	2,265,044
923,000	China Evergrande Group* ‡	1,657,663
19,383	China Lodging Group, Ltd., ADR*	1,563,820
1,893,000	China Medical System Holdings, Ltd.	3,273,639
2,316,000	China Resources Cement Holdings, Ltd.	1,151,110
488,000	China Resources Land, Ltd.	1,422,157
956,984	China State Construction International Holdings, Ltd.	1,637,788
431,000	Country Garden Holdings Co., Ltd.	499,657
85,440	Ctrip.com International, Ltd., ADR* ‡	4,601,798
92,000	ENN Energy Holdings, Ltd.	555,080
3,890,000	Geely Automobile Holdings, Ltd.	8,391,471
154,010	Gourmet Master Co., Ltd.	1,660,594
129,000	Haitian International Holdings, Ltd.	361,893
236,000	Hengan International Group Co., Ltd.	1,741,329
50,741	JD.com, Inc., ADR*	1,990,062
3,208,652	Lee & Man Paper Manufacturing, Ltd.	2,979,937
55,766	NetEase, Inc., ADR	16,764,933
53,340	New Oriental Education & Technology Group, Inc., ADR*	3,759,937
557,000	Nexteer Automotive Group, Ltd.*	873,339
1,887,500	Shimao Property Holdings, Ltd.	3,230,278
42,914	Silicon Motion Technology Corp., ADR‡	2,069,742
38,000	Sunny Optical Technology Group Co., Ltd.	340,744
23,423	TAL Education Group, ADR	2,864,867
82,019	Tarena International, Inc., ADR	1,468,960
1,249,100	Tencent Holdings, Ltd.	44,674,432
1,594,000	Tianneng Power International, Ltd.	1,302,733
4,910,000	Tongda Group Holdings, Ltd.	1,452,914
28,968	Vipshop Holdings, Ltd., ADR*	305,612
416	Weibo Corp., ADR*	27,652
9,814,832	WH Group, Ltd. 144A	9,907,304
1,662,000	Xinyi Glass Holdings, Ltd.*	1,645,724
2,441,000	Xtep International Holdings, Ltd.	941,197

	Total Cayman Islands	180,244,937

	Chile — 0.8%

12,984,835	Banco de Chile	1,699,471
68,941	Banco Santander Chile, ADR	1,751,791
29,612,730	Banco Santander Chile	1,883,079

See accompanying Notes to the Schedule of Investments.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Chile — continued

463,339	Enel Americas SA, ADR	4,369,287
19,646	Enel Chile SA, ADR	108,053
4,548	Enel Generacion Chile SA, ADR	102,967
887,345	Enel Generacion Chile SA	669,068
14,392	Latam Airlines Group SA, ADR	159,319
52,902	Sociedad Quimica y Minera de Chile SA, ADR	1,746,824

	Total Chile	12,489,859

	China — 8.9%

12,011,000	Agricultural Bank of China, Ltd. Class H	5,677,432
2,172,000	Air China, Ltd. Class H	2,239,763
1,461,000	Anhui Conch Cement Co., Ltd. Class H	5,081,202
63,976	Autohome, Inc. Class H, ADR* ‡	2,901,951
34,886,000	Bank of China, Ltd. Class H	17,115,767
926,000	Bank of Communications Co., Ltd. Class H	653,595
1,112,000	Beijing Capital International Airport Co., Ltd. Class H	1,566,909
3,595,000	China Cinda Asset Management Co., Ltd. Class H	1,340,103
353,000	China CITIC Bank Corp., Ltd. Class H	216,147
4,970,000	China Communications Services Corp., Ltd. Class H	2,864,939
37,107,000	China Construction Bank Corp. Class H	28,757,931
4,306,000	China Everbright Bank Co., Ltd. Class H	2,013,322
6,974,000	China Petroleum & Chemical Corp. Class H	5,440,586
1,980,484	China Shenhua Energy Co., Ltd. Class H	4,409,279
138,000	China Vanke Co., Ltd. Class H	390,677
1,407,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	949,842
3,072,000	Dongfeng Motor Group Co., Ltd. Class H	3,632,196
2,736,800	Guangzhou R&F Properties Co., Ltd. Class H	4,256,064
29,444,000	Industrial & Commercial Bank of China Class H	19,877,138
393,000	Jiangxi Copper Co., Ltd. Class H	645,397
4,991,000	Lonking Holdings, Ltd. Class H	1,572,784
2,422,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	1,017,641
772,000	PICC Property & Casualty Co., Ltd. Class H	1,289,559
1,899,000	Ping An Insurance Group Co. Class H	12,515,747
4,167	SINA Corp. Class H*	354,070
2,273,000	Sinopec Engineering Group Co., Ltd. Class H	2,049,833
7,762,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,156,199
280,800	Sinopharm Group Co., Ltd. Class H	1,269,750
1,756,000	Sinotrans, Ltd. Class H	899,769
625,000	TravelSky Technology, Ltd. Class H	1,841,426
4,131,000	Weichai Power Co., Ltd. Class H‡	3,619,576
3,076,000	Zhejiang Expressway Co., Ltd. Class H	4,019,138

	Total China	144,635,732

	Colombia — 0.1%

3,720	Bancolombia SA, ADR	165,726
249,739	Cementos Argos SA	967,870

	Total Colombia	1,133,596

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.1%

489,083	Moneta Money Bank AS 144A	1,636,197

	France — 0.2%

28,043	Sanofi	2,679,017

	Greece — 0.1%

71,142	JUMBO SA	1,298,256

	Hong Kong — 4.0%

449,200	AIA Group, Ltd.	3,282,780
340,000	Beijing Enterprises Holdings, Ltd.	1,639,798
2,166,000	Brilliance China Automotive Holdings, Ltd.	3,945,522
759,000	BYD Electronic International Co., Ltd.	1,505,078
206,000	China Everbright International, Ltd.	257,023
1,834,000	China Everbright, Ltd.	3,993,877
1,543,480	China Mobile, Ltd.	16,380,982
1,804,658	China Overseas Land & Investment, Ltd.	5,282,354
4,412,000	China Resources Power Holdings Co., Ltd.	8,658,461
1,534,000	CITIC, Ltd.	2,306,959
3,131,000	CNOOC, Ltd.	3,429,222
2,526,000	CSPC Pharmaceutical Group, Ltd.	3,688,796
669,000	Haier Electronics Group Co., Ltd.*	1,739,677
1,055,000	Shanghai Industrial Holdings, Ltd.	3,121,842
2,280,000	Shenzhen Investment, Ltd.	1,007,628
4,326,500	Sino-Ocean Land Holdings, Ltd.	2,117,125
2,926,000	Sun Art Retail Group, Ltd.	2,331,370

	Total Hong Kong	64,688,494

	Hungary — 0.8%

433,877	Magyar Telekom Telecommunications Plc	755,656
57,105	MOL Hungarian Oil & Gas Plc	4,472,363
94,043	OTP Bank Nyrt	3,140,439
205,186	Richter Gedeon Nyrt	5,350,545

	Total Hungary	13,719,003

	India — 8.7%

188,888	Asian Paints, Ltd.	3,229,104
75,245	Bajaj Auto, Ltd.	3,247,860
187,924	Bharat Heavy Electricals, Ltd.	393,365
223,695	Bharat Petroleum Corp., Ltd.	2,208,312
43,968	Cadila Healthcare, Ltd.	356,846
43,726	Ceat, Ltd.*	1,216,312
33,116	Coal India, Ltd.	125,266
417,266	Edelweiss Financial Services, Ltd.	1,234,288
409,077	Exide Industries, Ltd.	1,404,042
1,579,485	Federal Bank, Ltd.	2,758,830
348,236	GAIL India, Ltd.	1,950,283
54,721	Grasim Industries, Ltd.	1,053,149
1,232,665	HCL Technologies, Ltd. Class T	16,236,565

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	India — continued

76,979	HDFC Bank, Ltd., ADR	6,694,864
140,920	HDFC Bank, Ltd.	3,607,835
74,353	Hero MotoCorp Ltd.	4,239,343
713,526	Hindalco Industries, Ltd.	2,109,531
387,673	Hindustan Petroleum Corp., Ltd.	3,056,402
124,662	Hindustan Unilever, Ltd.	2,082,923
437,278	Housing Development Finance Corp., Ltd.	10,904,636
161,673	Indiabulls Housing Finance, Ltd.	2,706,952
102,889	Indraprastha Gas, Ltd.	1,679,333
149,680	IndusInd Bank, Ltd.	3,432,075
120,523	Infosys, Ltd., ADR‡	1,810,255
669,962	Infosys, Ltd.	9,684,974
893,034	ITC, Ltd.	4,462,579
488,245	JSW Steel, Ltd.	1,534,134
481,119	Karnataka Bank, Ltd. (The)	1,209,915
536,777	L&T Finance Holdings, Ltd.	1,200,819
203,198	Marico, Ltd.	984,278
67,466	Maruti Suzuki India, Ltd.	7,516,373
362,683	Motherson Sumi Systems, Ltd.*	2,592,296
2,179	MRF, Ltd.	2,307,810
102,039	NTPC, Ltd.	251,082
415,298	Oil & Natural Gas Corp., Ltd.	1,010,658
13,424	Piramal Enterprises, Ltd.*	579,441
2,813,170	Power Finance Corp., Ltd.	5,364,118
178,006	Reliance Capital, Ltd.	1,772,831
16,459	Reliance Industries, Ltd. (London Exchange), GDR* 144A	697,862
17,154	State Bank of India, Ltd., Reg S, GDR‡‡‡	729,045
292,875	Tata Consultancy Services, Ltd.	10,697,782
10,448	Tata Motors, Ltd., ADR	344,888
495,420	Tata Motors, Ltd.	3,318,385
445,695	Tata Power Co., Ltd. (The)	555,072
51,420	Tata Steel, Ltd.	433,873
160,839	Tech Mahindra, Ltd.	953,028
85,056	Videocon d2h, Ltd., ADR*	828,445
172,311	Voltas, Ltd.	1,220,672
52,630	Wipro, Ltd., ADR‡	273,676
327,873	Zee Entertainment Enterprises, Ltd.	2,493,128

	Total India	140,755,535

	Indonesia — 3.0%

7,976,400	Adaro Energy Tbk PT	945,617
13,176,300	Astra International Tbk PT	8,823,746
778,400	Bank Central Asia Tbk PT	1,060,061
2,052,900	Bank Mandiri Persero Tbk PT	1,963,945
6,956,600	Bank Negara Indonesia Persero Tbk PT	3,445,024
5,968,900	Bank Rakyat Indonesia Persero Tbk PT	6,829,917
6,463,100	Bank Tabungan Negara Persero Tbk PT	1,260,856
182,400	Gudang Garam Tbk PT	1,071,613
418,500	Indofood CBP Sukses Makmur Tbk PT	276,331

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

1,608,500	Indofood Sukses Makmur Tbk PT	1,037,937
5,595,400	Matahari Department Store Tbk PT	5,951,213
3,696,300	Mitra Keluarga Karyasehat Tbk PT	554,688
29,876,100	Telekomunikasi Indonesia Persero Tbk PT	10,132,431
619,800	Unilever Indonesia Tbk PT	2,269,461
1,195,610	United Tractors Tbk PT	2,462,539
3,923,300	Waskita Karya Persero Tbk PT	682,953

	Total Indonesia	48,768,332

	Japan — 0.2%

97,200	Honda Motor Co., Ltd.	2,650,594

	Luxembourg — 0.2%

127,509	Ternium SA, ADR	3,581,728

	Malaysia — 1.8%

5,708,515	AirAsia Bhd	4,321,963
2,145,900	CIMB Group Holdings Bhd	3,289,349
107,900	Genting Bhd	236,530
3,808,000	Genting Malaysia Bhd	4,879,037
505,300	Kuala Lumpur Kepong Bhd	2,928,695
1,750,100	Malayan Banking Bhd	3,926,121
764,900	Malaysia Airports Holdings Bhd	1,525,292
80,500	MISC Bhd	139,897
368,100	Petronas Chemicals Group Bhd	608,834
441,800	PPB Group Bhd	1,766,109
1,174,100	Public Bank Bhd	5,557,805
269,800	Sime Darby Bhd	597,090
144,500	Westports Holdings Bhd	122,530

	Total Malaysia	29,899,252

	Mexico — 3.5%

340,900	Alfa SAB de CV Class A	484,989
350,200	Alsea SAB de CV	1,331,165
138,208	America Movil SAB de CV Series L, ADR‡	2,200,271
118,200	Arca Continental SAB de CV	891,606
605,582	Cemex SAB de CV, ADR*	5,704,582
2,613,597	Fibra Uno Administracion SA de CV REIT	4,958,683
39,493	Fomento Economico Mexicano SAB de CV, ADR	3,883,742
241,400	Fomento Economico Mexicano SAB de CV	2,383,758
1,937,100	Gentera SAB de CV	2,915,322
170,925	Gruma SAB de CV Class B	2,236,032
49,000	Grupo Aeroportuario del Pacifico SAB de CV Class B	553,626
20,395	Grupo Aeroportuario del Sureste SAB de CV, ADR	4,291,108
116,910	Grupo Aeroportuario del Sureste SAB de CV	2,472,778
1,521,693	Grupo Financiero Banorte SAB de CV Series O	9,680,960
433,000	Grupo Financiero Santander Mexico SAB de CV	840,175
152,800	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,472,992
1,458,909	Grupo Mexico SAB de CV Series B	4,109,989

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

24,620	Industrias Penoles SAB de CV	558,365
725,400	Kimberly-Clark de Mexico SAB de CV Class A	1,539,392
83,500	Mexichem SAB de CV	224,254
124,800	OHL Mexico SAB de CV*	180,514
86,960	Promotora y Operadora de Infraestructura SAB de CV	1,041,613
1,459,500	Wal-Mart de Mexico SAB de CV	3,393,183

	Total Mexico	57,349,099

	Netherlands — 0.2%

101,529	Yandex NV Class A*	2,664,121

	Philippines — 0.4%

15,160	Ayala Corp.	255,371
133,150	Bank of the Philippine Islands	274,427
214,810	BDO Unibank, Inc.	527,872
461,140	Cebu Air, Inc.	894,681
8,960	Globe Telecom, Inc.	363,656
698,850	International Container Terminal Services, Inc.	1,354,489
201,390	JG Summit Holdings, Inc.	323,278
29,860	Jollibee Foods Corp.	120,718
11,153,500	Metro Pacific Investments Corp.	1,412,423
24,670	Security Bank Corp.	106,092
16,600	SM Investments Corp.	264,166

	Total Philippines	5,897,173

	Poland — 0.6%

53,381	Dino Polska SA* ¤ 144A	674,982
45,245	Eurocash SA	378,231
83,184	Jastrzebska Spolka Weglowa SA*	1,659,284
14,952	KRUK SA	1,241,867
397,836	PGE Polska Grupa Energetyczna SA	1,299,192
36,513	Polski Koncern Naftowy ORLEN SA	1,101,800
340,245	Polskie Gornictwo Naftowe i Gazownictwo SA	579,875
229,760	Powszechna Kasa Oszczednosci Bank Polski SA*	2,135,083
21,743	Powszechny Zaklad Ubezpieczen SA	261,446
741,711	Tauron Polska Energia SA*	716,049

	Total Poland	10,047,809

	Qatar — 0.2%

106,070	Qatar National Bank QPSC	3,680,169

	Romania — 0.0%

39,231	New Europe Property Investments Plc	495,414

	Russia — 2.1%

391,156	Gazprom PJSC, ADR	1,548,195
1,389,584	Gazprom PJSC (OTC Exchange), ADR‡	5,537,492
37,032	LUKOIL PJSC, ADR	1,806,791

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

122,188	LUKOIL PJSC (Euroclear Shares), ADR	5,950,556
64,151	Magnit PJSC, Reg S, GDR‡‡‡	2,181,134
2,154,356	Magnitogorsk Iron & Steel OJSC	1,211,510
25	Magnitogorsk Iron & Steel OJSC, Reg S, GDR‡‡‡	185
271,974	Mobile Telesystems PJSC, ADR	2,279,142
7,128	Novatek PJSC, Reg S, GDR‡‡‡	794,059
408,561	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	2,220,529
92,659	Rosneft Oil Co. PJSC, Reg S, (London Exchange), GDR‡‡‡	503,602
1,546,641	RusHydro PJSC, ADR	1,971,967
232,568	Sberbank of Russia PJSC, ADR‡	2,416,382
236,397	Severstal PJSC, Reg S, GDR‡‡‡	3,101,529
122,805	Sistema PJSC FC, GDR‡‡‡	513,325
137,124	Surgutneftegas OJSC, ADR	589,633
20,024	Tatneft PJSC, (London Exchange), ADR	754,905

	Total Russia	33,380,936

	Singapore — 0.6%

16,163	Broadcom, Ltd.	3,766,787
39,841	Flex, Ltd.*	649,807
610,300	Singapore Telecommunications, Ltd. (London Exchange)	1,724,274
133,980	United Overseas Bank, Ltd.	2,249,786
1,010,200	Yanlord Land Group, Ltd.	1,287,650

	Total Singapore	9,678,304

	South Africa — 4.6%

80,125	AVI, Ltd.	580,948
537,602	Barclays Africa Group, Ltd.	5,898,133
168,590	Bid Corp., Ltd.	3,850,067
398,139	Bidvest Group, Ltd. (The)	4,788,303
22,641	Capitec Bank Holdings, Ltd.	1,434,232
107,520	Clicks Group, Ltd.	1,148,850
135,298	Exxaro Resources, Ltd.	960,329
2,016,366	FirstRand, Ltd.	7,255,994
110,822	Foschini Group, Ltd. (The)	1,161,125
390,382	Growthpoint Properties, Ltd. REIT	729,369
15,359	Hyprop Investments, Ltd. REIT	136,857
124,402	Imperial Holdings, Ltd.	1,528,618
40,151	Investec, Ltd.	295,712
310,233	Liberty Holdings, Ltd.	2,663,706
31,349	Massmart Holdings, Ltd.	252,419
395,152	MMI Holdings, Ltd.	610,409
66,173	Mondi, Ltd.	1,712,645
129,488	MTN Group, Ltd.	1,127,615
60,467	Naspers, Ltd. Class N	11,744,974
154,759	Nedbank Group, Ltd.	2,466,104
54,892	Rand Merchant Investment Holdings, Ltd.	163,346
728,346	Redefine Properties, Ltd. REIT	584,789
39,012	Remgro, Ltd.	635,566
29,715	Resilient, Ltd. REIT	276,093

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

598,367	RMB Holdings, Ltd.	2,683,004
234,650	Sappi, Ltd.	1,559,677
68,478	Sasol, Ltd.	1,915,450
47,595	Shoprite Holdings, Ltd.	724,251
905,853	Sibanye Gold, Ltd.	1,040,495
114,613	Spar Group, Ltd. (The)	1,348,064
480,493	Standard Bank Group, Ltd.	5,282,214
806,152	Telkom SA SOC, Ltd.‡	3,786,961
350,425	Truworths International, Ltd.	1,912,260
206,426	Vodacom Group, Ltd.	2,588,025

	Total South Africa	74,846,604

	South Korea — 12.2%

2,447	AMOREPACIFIC Group	278,032
16,515	BGF retail Co., Ltd.	1,457,864
46,863	BNK Financial Group, Inc.	448,499
82,431	Coway Co., Ltd.	7,492,745
23,756	DGB Financial Group, Inc.	245,004
54,182	Dongbu Insurance Co., Ltd.	3,220,186
9,190	Doosan Heavy Industries & Construction Co., Ltd.	168,274
103,486	Hana Financial Group, Inc.	4,092,769
64,761	Hankook Tire Co., Ltd.	3,599,877
7,693	Hanssem Co., Ltd.	1,237,173
103,732	Hanwha Chemical Corp.	2,738,021
30,240	Hanwha Corp.	1,252,787
35,890	Hyosung Corp.	5,254,184
68,721	Hyundai Development Co-Engineering & Construction	2,819,954
55,916	Hyundai Engineering & Construction Co., Ltd.	2,250,519
1,084	Hyundai Heavy Industries Co., Ltd.*	167,221
244,973	Hyundai Marine & Fire Insurance Co., Ltd.	8,425,196
9,844	Hyundai Mobis Co., Ltd.	2,150,942
14,301	Innocean Worldwide, Inc.	797,451
123,382	Jusung Engineering Co., Ltd.*	1,466,587
92,703	Kangwon Land, Inc.	2,823,668
125,237	KB Financial Group, Inc.	6,315,758
84,013	Kia Motors Corp.	2,804,961
18,260	KIWOOM Securities Co., Ltd.	1,490,612
88,600	Korea Electric Power Corp.	3,159,446
6,821	Korea Petrochemical Ind Co., Ltd.	1,508,293
12,117	Korean Air Lines Co., Ltd.*	409,848
25,403	KT Corp., ADR*	422,706
46,140	KT&G Corp.	4,718,245
18,123	LG Chem, Ltd.	4,609,355
45,145	LG Corp.	3,050,045
2,903	LG Electronics, Inc.	203,488
3,170	LG Innotek Co., Ltd.	457,152
130,987	LG Uplus Corp.	1,785,952
20,663	Loen Entertainment, Inc.*	1,578,417
8,251	Lotte Chemical Corp.	2,480,745

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

4,337	NAVER Corp.	3,176,512
8,333	NCSoft Corp.	2,763,950
15,328	POSCO	3,844,894
72,796	Posco Daewoo Corp.	1,418,827
5,569	Samsung Card Co., Ltd.	190,071
30,203	Samsung Electronics Co., Ltd.	62,747,482
35,084	Samsung Life Insurance Co., Ltd.	3,587,666
261,824	Shinhan Financial Group Co., Ltd.	11,281,670
33,787	Silicon Works Co., Ltd.	1,036,511
103,162	SK Hynix, Inc.	6,077,104
8,780	SK Innovation Co., Ltd.	1,216,300
50,892	SK Telecom Co., Ltd.	11,831,728
31,619	Value Added Technologies Co., Ltd.	772,408
21,178	Vieworks Co., Ltd.	1,064,314
33,990	Woori Bank	548,106

	Total South Korea	198,939,519

	Spain — 0.0%

235,930	Prosegur Cash SA* 144A	618,907

	Sweden — 0.1%

217,918	Telefonaktiebolaget LM Ericsson Class B	1,556,640

	Switzerland — 0.3%

96,212	ABB, Ltd.*	2,379,053
23,031	Nestle SA	2,006,930

	Total Switzerland	4,385,983

	Taiwan — 10.3%

268,000	Asustek Computer, Inc.	2,532,873
994,000	AU Optronics Corp.	454,195
351,000	Basso Industry Corp.	980,769
248,000	Catcher Technology Co., Ltd.	2,963,445
443,000	Cathay Financial Holding Co., Ltd.	729,596
1,824,660	China General Plastics Corp.	1,691,499
3,013,372	China Life Insurance Co., Ltd.	3,001,485
4,158,000	Compal Electronics, Inc.	2,802,071
5,923,120	CTBC Financial Holding Co., Ltd.	3,884,492
618,800	E.Sun Financial Holding Co., Ltd.	380,393
158,000	Eclat Textile Co., Ltd.	1,926,956
209,000	Elite Advanced Laser Corp.	944,691
408,000	Elite Material Co., Ltd.	1,978,304
36,720	Feng TAY Enterprise Co., Ltd.	162,355
1,222,570	First Financial Holding Co., Ltd.	817,860
121,000	Formosa Chemicals & Fibre Corp.	379,865
266,230	Foxconn Technology Co., Ltd.	803,416
526,997	Fubon Financial Holding Co., Ltd.*	839,349
133,000	Grape King Bio, Ltd.	885,355
7,440,905	Hon Hai Precision Industry Co., Ltd.	28,618,865

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

238,950	Hua Nan Financial Holdings Co., Ltd.	138,641
1,088,000	Innolux Corp.	568,679
6,052,000	Inventec Corp.	4,933,912
1,406,000	King Yuan Electronics Co., Ltd.	1,439,740
32,000	Largan Precision Co., Ltd.	5,101,907
1,395,195	Lite-On Technology Corp.	2,293,220
322,000	MediaTek, Inc.	2,757,429
666,000	Mega Financial Holding Co., Ltd.	553,905
2,191,000	Micro-Star International Co., Ltd.	5,092,166
41,000	Nien Made Enterprise Co., Ltd.	454,882
130,000	Novatek Microelectronics Corp.	525,641
2,141,000	Pegatron Corp.	6,707,341
771,000	Phison Electronics Corp.	9,517,110
793,000	Pou Chen Corp.	1,097,479
772,000	Powertech Technology, Inc.*	2,382,998
731,000	Primax Electronics, Ltd.	1,499,487
564,000	Realtek Semiconductor Corp.	2,030,178
439,164	SinoPac Financial Holdings Co., Ltd.	134,261
600,087	Taishin Financial Holding Co., Ltd.	273,215
620,569	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,695,092
4,454,000	Taiwan Semiconductor Manufacturing Co., Ltd.	30,527,909
116,000	Teco Electric and Machinery Co., Ltd.	111,539
395,015	Uni-President Enterprises Corp.	792,108
730,000	Vanguard International Semiconductor Corp.	1,439,842
6,507,230	Wistron Corp.	6,620,604
1,928,000	WPG Holdings, Ltd.	2,573,202

	Total Taiwan	168,040,321

	Thailand — 2.9%

2,927,000	Airports of Thailand PCL	4,071,261
22,400	Bangkok Bank PCL, NVDR	121,990
2,139,500	CP All PCL Class F	3,952,123
735,700	Hana Microelectronics PCL	1,088,282
23,747,700	IRPC PCL Class F	3,740,070
436,900	Kasikornbank PCL, NVDR	2,552,978
3,129,000	Krung Thai Bank PCL, NVDR	1,731,681
308,100	Krungthai Card PCL Class F	1,088,372
1,095,300	Muangthai Leasing PCL Class F	1,080,146
102,500	PTT Exploration & Production PCL Class N, NVDR	260,248
1,717,200	PTT Global Chemical PCL	3,462,708
1,534,400	PTT Global Chemical PCL, NVDR	3,094,095
236,400	PTT PCL¤	2,574,860
15,300	PTT PCL, NVDR	166,647
15,948,000	Sansiri PCL	1,061,009
32,000	Siam Cement PCL (The), NVDR	474,772
381,850	Siam Cement PCL (The)¤	5,642,882
63,200	Siam Commercial Bank PCL (The), NVDR	289,302
858,600	Thai Oil PCL, NVDR	1,996,744
3,208,100	Thai Oil PCL	7,460,698

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

1,612,200	Thai Union Group PCL, NVDR	1,001,396

	Total Thailand	46,912,264

	Turkey — 1.7%

1,042,601	Akbank TAS	2,900,595
319,808	Arcelik AS	2,365,955
1,297,538	Eregli Demir ve Celik Fabrikalari TAS	2,596,881
169,400	Ford Otomotiv Sanayi AS	2,065,953
641,910	KOC Holding AS	2,948,462
423,627	TAV Havalimanlari Holding AS	2,269,334
42,987	Tofas Turk Otomobil Fabrikasi AS	352,678
229,178	Tupras Turkiye Petrol Rafinerileri AS	6,584,098
1,055,827	Turkiye Garanti Bankasi AS	2,934,393
197,485	Turkiye Halk Bankasi AS	737,229
497,930	Turkiye Is Bankasi	1,053,095
263,469	Turkiye Vakiflar Bankasi TAO Series D	483,923
82,998	Yapi ve Kredi Bankasi AS*	105,793

	Total Turkey	27,398,389

	United Arab Emirates — 1.2%

459,299	Abu Dhabi Commercial Bank PJSC	876,594
6,388,709	Aldar Properties PJSC	4,000,607
2,323,747	Dubai Islamic Bank PJSC	3,606,191
2,731,465	Emaar Malls PJSC	1,874,050
3,057,946	Emaar Properties PJSC	6,477,306
979,500	First Abu Dhabi Bank PJSC	2,800,133

	Total United Arab Emirates	19,634,881

	United Kingdom — 1.2%

68,270	Diageo Plc	2,011,689
274,438	Evraz Plc*	737,559
132,474	GlaxoSmithKline Plc	2,814,320
449,670	Glencore Plc*	1,677,531
174,003	Mondi Plc	4,552,064
43,995	NMC Health Plc	1,249,239
1,345,786	Old Mutual Plc	3,360,742
207,307	Polymetal International Plc	2,318,512
7,226,000	West China Cement, Ltd.*	1,092,261

	Total United Kingdom	19,813,917

	United States — 1.3%

10,562	China Biologic Products, Inc.*	1,194,562
41,747	Citigroup, Inc.	2,792,039
45,039	Crown Holdings, Inc.*	2,687,027
11,118	MercadoLibre, Inc.	2,789,284
31,144	Microsoft Corp.	2,146,756
21,228	Monsanto Co.	2,512,546
74,736	Pfizer, Inc.	2,510,382

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

13,900	Southern Copper Corp.	481,357
117,383	Yum China Holdings, Inc.*	4,628,412

	Total United States	21,742,365

	TOTAL COMMON STOCKS (COST $1,244,298,752)	1,445,406,702

	PREFERRED STOCKS — 2.5%

	Brazil — 2.4%

402,664	Banco Bradesco SA, 4.14%	3,421,110
338,900	Braskem SA, 3.48%	3,498,191
54,300	Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,067,727
111,406	Cia de Transmissao de Energia Eletrica Paulista, 2.42%	2,168,773
554,600	Cia Energetica de Minas Gerais, 6.06%	1,352,499
224,300	Cia Paranaense de Energia, 7.38%	1,660,629
462,270	Itau Unibanco Holding SA, 4.75%	5,127,419
2,056,496	Itausa — Investimentos Itau SA, 6.29%	5,598,610
1,320,100	Petroleo Brasileiro SA	4,928,586
521,600	Suzano Papel e Celulose SA, 2.52%	2,244,930
279,100	Telefonica Brasil SA, 5.11%	3,782,265
487,100	Vale SA, 3.86%	3,956,194

	Total Brazil	38,806,933

	Colombia — 0.0%

60,749	Bancolombia SA, 2.74%	674,090

	Germany — 0.1%

20,005	Bayerische Motoren Werke AG	1,646,909

	TOTAL PREFERRED STOCKS (COST $38,913,896)	41,127,932

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.5%

	Bank Deposit — 7.2%

116,723,932	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	116,723,932

	Investment Fund — 0.6%

9,305,088	State Street Institutional Treasury Plus Money Market Fund, Premier Class****	9,305,088

	Mutual Fund - Securities Lending Collateral — 0.5%

7,689,186	State Street Institutional U.S. Government Money Market Fund, Premier Class***	7,689,186

	U.S. Government and Agency Obligations — 0.2%

1,700,000	United States Treasury Bill, 1.01%, due 10/12/17** ‡‡	1,695,101
1,200,000	United States Treasury Bill, 1.06%, due 12/14/17** ‡‡	1,194,192

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,889,546)	2,889,293

	TOTAL SHORT-TERM INVESTMENTS (COST $136,607,753)	136,607,499

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

	Description	Value ($)
	TOTAL INVESTMENTS — 99.9% (Cost $1,419,820,401)	1,623,142,133

	Other Assets and Liabilities (net) — 0.1%	1,571,771

	NET ASSETS — 100.0%	$1,624,713,904

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $8,892,724 which represents 0.6% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $8,648,007.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $13,535,252 which represents 0.8% of net assets.

See accompanying Notes to the Schedule of Investments.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
09/20/17	BRL	Citibank N.A.	18,000	$5,348	$(10)
09/20/17	CLP	Citibank N.A.	1,141,899,000	1,713,855	(6,970)
09/20/17	CNH	Citibank N.A.	23,475,000	3,443,160	29,606
09/20/17	COP	Citibank N.A.	4,587,000,000	1,485,795	(65,305)
09/20/17	CZK	Citibank N.A.	559,310,000	24,544,410	606,453
09/20/17	HKD	Citibank N.A.	418,213,000	53,685,535	(99,457)
09/20/17	HUF	Citibank N.A.	2,570,122,000	9,513,606	105,293
09/20/17	IDR	Citibank N.A.	37,165,241,225	2,763,215	(1,161)
07/03/17	IDR	Citibank N.A.	4,299,913,760	322,635	(238)
09/20/17	INR	Citibank N.A.	1,671,365,000	25,603,018	(43,637)
09/20/17	KRW	Citibank N.A.	11,230,000,000	9,826,006	(207,801)
09/20/17	MXN	Citibank N.A.	808,177,000	44,120,305	732,484
09/20/17	PEN	Citibank N.A.	300,000	91,701	741
09/20/17	PHP	Citibank N.A.	167,670,000	3,310,365	(27,867)
09/20/17	PLN	Citibank N.A.	45,609,000	12,294,956	86,497
09/20/17	RUB	Citibank N.A.	533,702,000	8,861,734	(388,862)
09/20/17	SGD	Citibank N.A.	18,700,000	13,598,072	64,693
09/20/17	THB	Citibank N.A.	31,000,000	912,603	2,177
09/20/17	TRY	Citibank N.A.	84,831,000	23,556,144	307,327
09/20/17	TWD	Citibank N.A.	448,555,000	14,785,984	(158,480)
09/20/17	ZAR	Citibank N.A.	131,642,000	9,918,496	(48,858)

					$886,625

Sales
09/20/17	BRL	Citibank N.A.	119,034,000	$35,363,899	$156,611
09/20/17	CLP	Citibank N.A.	11,813,864,000	17,731,213	(164,585)
09/20/17	CNH	Citibank N.A.	287,862,000	42,221,726	(286,098)
09/20/17	COP	Citibank N.A.	3,900,000,000	1,263,266	48,958
09/20/17	HKD	Citibank N.A.	46,744,000	6,000,475	9,438
09/20/17	IDR	Citibank N.A.	22,500,000,000	1,672,863	(271)
07/03/17	IDR	Citibank N.A.	4,519,551,107	339,115	446
07/05/17	IDR	Citibank N.A.	4,731,424,793	355,012	67
09/20/17	ILS	Citibank N.A.	15,580,000	4,477,964	(85,985)
09/20/17	INR	Citibank N.A.	891,804,000	13,661,213	14,808
09/20/17	KRW	Citibank N.A.	55,909,765,000	48,919,831	970,920
09/20/17	MXN	Citibank N.A.	71,034,000	3,877,915	(128,660)
09/20/17	PEN	Citibank N.A.	500,000	152,835	(1,709)
09/20/17	PHP	Citibank N.A.	345,330,000	6,817,966	57,430
07/03/17	QAR	Citibank N.A.	2,138,327	584,179	(4,603)
09/20/17	RUB	Citibank N.A.	139,381,000	2,314,320	3,301
09/20/17	SGD	Citibank N.A.	48,036,000	34,930,319	(180,437)
09/20/17	THB	Citibank N.A.	60,645,000	1,785,317	(17,209)
09/20/17	TRY	Citibank N.A.	14,500,000	4,026,407	(28,401)
09/20/17	TWD	Citibank N.A.	498,000	16,416	(57)
09/20/17	ZAR	Citibank N.A.	39,842,000	3,001,874	25,825

					$389,789

106	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
QAR	— Qatari Riyal
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
11	H-shares Index	July 2017	$718,284	$(3,778)
14	KOSPI 200 Index	September 2017	957,174	10,903
1,614	MSCI Emerging Markets E-mini Index	September 2017	81,369,810	(409,468)

				$(402,343)

Sales
89	FTSE Bursa Malaysia KLCI Index	July 2017	$1,832,289	$18,228
417	FTSE/JSE Top 40 Index	September 2017	14,538,747	70,575
23	Mexico Bolsa Index	September 2017	639,498	(11,121)
61	MSCI Singapore Index	July 2017	1,588,078	(2,827)
198	SET50 Index	September 2017	1,156,642	6,242
1,010	SGX Nifty 50 Index	July 2017	19,227,370	68,038

				$149,135

See accompanying Notes to the Schedule of Investments.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(64,300)	BIST 30 Futures	08/29/2017	Goldman Sachs International	$2,285,573	$(15,844)
36,000	Hang Seng China Enterprises Index	07/28/2017	Goldman Sachs International	47,428,725	(388,530)
10	Ibovespa Futures Index	08/16/2017	Goldman Sachs International	185,663	5,063
83,000,000	KOSPI 200 Index	09/14/2017	Goldman Sachs International	22,779,787	354,082
2,159	MSCI Brazil Net Return Index	09/20/2017	Goldman Sachs International	454,493	6,602
7,319	MSCI China Net Return Index	09/20/2017	Goldman Sachs International	457,029	2,585
1,698	MSCI China Net Return Index	09/20/2017	Goldman Sachs International	105,655	937
2,207	MSCI China Net Return Index	09/20/2017	Goldman Sachs International	139,386	(902)
(1,508)	MSCI Mexico Net Index	09/20/2017	Goldman Sachs International	83,667	(1,326)
7,700	MSCI South Africa Net Return Index	07/28/2017	Goldman Sachs International	2,990,488	(23,678)
(54,406)	MSCI South Africa Net Return Index	09/20/2017	Goldman Sachs International	3,759,260	65,690
(917)	MSCI Turkey Net Return Index	09/20/2017	Goldman Sachs International	319,568	(2,851)
(130)	SGX Nifty 50 Index	07/27/2017	Goldman Sachs International	1,239,878	2,473
16,400	Tel Aviv 35 Index	07/28/2017	Goldman Sachs International	6,732,161	(2,710)
(6,680)	Warsaw WIG 20 Index	09/15/2017	Goldman Sachs International	4,072,242	(14,095)

					$(12,504)

108	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	15.1
Semiconductors	8.6
Internet	8.0
Diversified Financial Services	4.9
Oil & Gas	4.3
Electronics	4.1
Telecommunications	3.8
Retail	3.2
Insurance	2.8
Chemicals	2.5
Computers	2.5
Real Estate	2.4
Auto Manufacturers	2.3
Commercial Services	2.0
Food	1.9
Electric	1.7
Engineering & Construction	1.6
Holding Companies — Diversified	1.4
Software	1.4
Pharmaceuticals	1.2
Auto Parts & Equipment	1.1
Iron & Steel	1.1
Building Materials	1.0
Mining	1.0
Agriculture	0.9
Beverages	0.9
Forest Products & Paper	0.9
Media	0.9
Coal	0.6
Home Furnishings	0.6
Airlines	0.5
Environmental Control	0.5
Leisure Time	0.5
Metal Fabricate & Hardware	0.5
Health Care — Products	0.4
Lodging	0.4
Packaging & Containers	0.4
Entertainment	0.3
Gas	0.3
Household Products & Wares	0.3
Machinery — Construction & Mining	0.3
Miscellaneous — Manufacturing	0.3
REITS	0.3
Apparel	0.2
Distribution & Wholesale	0.2
Electrical Components & Equipment	0.2
Food Service	0.2
Health Care — Services	0.2
Home Builders	0.2
Biotechnology	0.1
Hand & Machine Tools	0.1

See accompanying Notes to the Schedule of Investments.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Oil & Gas Services	0.1
Transportation	0.1
Water	0.1
Advertising	0.0
Cosmetics & Personal Care	0.0
Investment Companies	0.0
Machinery — Diversified	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.6

100.0%

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.2%

	Australia — 1.1%

228,292	AGL Energy, Ltd.	4,465,340
83,971	Coca-Cola Amatil, Ltd.	594,504
208,664	Computershare, Ltd.	2,263,188
61,232	Costa Group Holdings, Ltd.	227,795
74,076	Rio Tinto, Ltd.‡	3,595,001
98,087	South32, Ltd.	201,637
47,000	Telstra Corp., Ltd.	155,020
102,339	Wesfarmers, Ltd.	3,149,385

	Total Australia	14,651,870

	Austria — 0.9%

17,851	EVN AG	266,512
24,565	Flughafen Wien AG	931,586
2,675	Mayr Melnhof Karton AG	349,336
6,497	Oesterreichische Post AG	281,845
49,544	OMV AG	2,567,414
71,333	Raiffeisen Bank International AG*	1,798,031
15,306	S IMMO AG*	221,707
135,029	Telekom Austria AG*	1,059,570
93,487	Voestalpine AG	4,350,365

	Total Austria	11,826,366

	Bahamas — 0.0%

232	United International Enterprises	48,402

	Belgium — 0.3%

39,322	Colruyt SA	2,068,647
32,340	Elia System Operator SA	1,827,855

	Total Belgium	3,896,502

	Bermuda — 1.4%

26,500	Arch Capital Group, Ltd.*	2,472,185
24,600	Aspen Insurance Holdings, Ltd.	1,226,310
16,700	Axis Capital Holdings, Ltd.	1,079,822
27,000	Bunge, Ltd.	2,014,200
942,000	China Oriental Group Co., Ltd.	349,941
259,000	CK Infrastructure Holdings, Ltd.	2,176,457
34,000	Clear Media, Ltd.	40,157
126,000	Emperor International Holdings, Ltd.	41,481
10,600	Everest Re Group, Ltd.	2,698,654
45,300	Genpact, Ltd.	1,260,699
82,600	GL, Ltd.	42,894
7,000	Guoco Group, Ltd.	80,254
480,000	Regal Hotels International Holdings, Ltd.	421,190
12,200	RenaissanceRe Holdings, Ltd.	1,696,410
73,500	Soundwill Holdings, Ltd.	177,761
72,400	Transport International Holdings, Ltd.	234,178

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

28,600	Validus Holdings, Ltd.	1,486,342
1,500	White Mountains Insurance Group, Ltd.	1,302,945
5,000	Wing On Co. International, Ltd.	16,429
52,000	Wing Tai Properties, Ltd.	34,838

	Total Bermuda	18,853,147

	Canada — 3.4%

93,112	Atco, Ltd. Class I	3,635,720
51,000	Bank of Montreal	3,739,293
14,000	Bank of Nova Scotia (The)‡	840,949
39,447	BCE, Inc.	1,776,693
40,200	Canadian Imperial Bank of Commerce	3,262,245
700	Canadian Real Estate Investment Trust REIT	24,724
2,619	Canadian Utilities, Ltd. Class A	84,033
14,165	Cineplex, Inc.‡	576,547
10,200	Cogeco, Inc.	530,145
200	E-L Financial Corp., Ltd.	130,130
145,834	First Capital Realty, Inc.‡	2,218,896
40,607	George Weston, Ltd.	3,670,483
975	Granite Real Estate Investment Trust REIT	38,844
1,400	Lions Gate Entertainment Corp. Class A	39,508
61,100	Loblaw Cos., Ltd.	3,393,974
78,400	Maple Leaf Foods, Inc.	1,976,450
200	Morguard Corp.	28,452
167,300	Pure Industrial Real Estate Trust REIT	886,289
83,900	Rogers Communications, Inc. Class B	3,956,938
51,700	Royal Bank of Canada	3,748,419
127,701	Shaw Communications, Inc. Class B‡	2,781,752
27,100	Sun Life Financial, Inc.	967,395
35,500	TFI International, Inc.	764,561
49,400	Thomson Reuters Corp. (New York Exchange)	2,286,726
73,600	Toronto-Dominion Bank (The)	3,703,519
8,613	Valener, Inc.‡	148,027

	Total Canada	45,210,712

	Cayman Islands — 0.0%

510,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,659

	Denmark — 0.2%

7,900	Carlsberg AS Class B	842,862
27,802	H Lundbeck AS	1,558,393
1,767	Matas AS	27,919
963	Schouw & Co.	103,187

	Total Denmark	2,532,361

	Finland — 0.2%

40,106	Orion OYJ Class B	2,557,028
32,235	Raisio OYJ Class V	133,827

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Finland — continued

12,320	Tokmanni Group Corp.	102,436

	Total Finland	2,793,291

	France — 2.8%

13,000	Aeroports de Paris	2,095,076
14,781	Albioma SA	339,867
52,227	BNP Paribas SA	3,756,327
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	152,172
15,678	Carrefour SA	396,076
223,817	Credit Agricole SA	3,595,541
877	Dassault Aviation SA	1,222,871
4,758	Groupe Guillin	219,240
7,434	Ipsen SA	1,016,190
885	Manutan International	87,322
70,150	Metropole Television SA	1,630,595
24,591	Rallye SA	505,692
188,395	Sanofi	17,997,839
487	Savencia SA	45,824
892	Societe Fonciere Lyonnaise SA REIT	55,447
39,752	Societe Generale SA	2,135,927
20,709	SPIE SA	621,197
1,748	Vetoquinol SA	101,917
5,599	Vilmorin & Cie SA	454,934

	Total France	36,430,054

	Germany — 1.2%

8,103	Aurubis AG‡	635,379
68,779	Celesio AG	2,098,427
227	Homag Group AG	15,379
6,693	Hornbach Baumarkt AG	241,225
5,425	Hornbach Holding AG & Co. KGaA	465,608
2,351	KWS Saat SE	923,620
31,806	Merck KGaA	3,836,222
21,210	METRO AG	714,967
78,113	Rhoen-Klinikum AG‡	2,278,077
42,903	Salzgitter AG	1,747,643
7,209	SAP SE	751,922
96,747	Suedzucker AG	2,013,241
17,892	Wuestenrot & Wuerttembergische AG	390,891

	Total Germany	16,112,601

	Hong Kong — 0.7%

344,000	CLP Holdings, Ltd.	3,639,862
882,790	Hong Kong & China Gas Co., Ltd.	1,660,083
18,000	Hong Kong Aircraft Engineering Co., Ltd.	123,359
26,000	Hong Kong Ferry Holdings Co., Ltd.	29,809
121,500	Hongkong & Shanghai Hotels (The)	219,453
51,500	Hopewell Holdings, Ltd.	196,264

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

45,000	Kowloon Development Co., Ltd.	49,113
60,000	Liu Chong Hing Investment, Ltd.	92,231
80,000	Miramar Hotel & Investment Co., Ltd.	185,283
235,500	Power Assets Holdings, Ltd.	2,080,040
557,000	Regal Real Estate Investment Trust REIT	164,108
873,000	Sunlight Real Estate Investment Trust REIT	572,573

	Total Hong Kong	9,012,178

	Ireland — 0.6%

22,100	Accenture Plc Class A	2,733,328
106,989	Hibernia Plc REIT	167,786
134,153	Irish Residential Properties Plc REIT	208,091
3,278	Kerry Group Plc Class A	281,638
41,200	Medtronic Plc	3,656,500
55,591	Total Produce Plc	137,587
13,016	UDG Healthcare Plc	146,416

	Total Ireland	7,331,346

	Israel — 0.8%

166,473	Amot Investments, Ltd.	872,985
426,581	Bank Hapoalim BM	2,877,530
51,123	Bank Leumi Le-Israel BM	248,605
11,124	Check Point Software Technologies, Ltd.* ‡	1,213,406
1,770	FIBI Holdings, Ltd.	41,079
340,722	Israel Discount Bank, Ltd. Class A*	898,158
4,045,879	Isramco Negev 2, LP	608,673
9,175	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	450,639
134,362	Shufersal, Ltd.	704,595
43,290	Strauss Group, Ltd.	847,639
39,238	Teva Pharmaceutical Industries, Ltd., ADR	1,303,486

	Total Israel	10,066,795

	Italy — 0.3%

62,664	Ascopiave SpA	248,721
109,248	Banca Mediolanum SpA	905,239
118,097	Hera SpA	360,445
768,501	Parmalat SpA	2,655,837

	Total Italy	4,170,242

	Japan — 4.7%

11,300	Aeon Hokkaido Corp.	61,046
37,400	Alpen Co., Ltd.	666,716
8,600	Asahi Holdings, Inc.	141,369
3,000	AT-Group Co., Ltd.	69,687
101,200	Canon, Inc.	3,436,981
163,100	Daiichi Sanyko Co., Ltd.	3,842,343
27,000	DyDo Group Holdings, Inc.	1,360,093
9,900	Earth Chemical Co., Ltd.	509,274

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

150,100	EDION Corp.‡	1,362,602
11,700	Eisai Co., Ltd.	646,124
12,200	Heiwa Corp.	271,992
21,200	Hoya Corp.	1,100,566
311	Invesco Office J-Reit, Inc. REIT	290,628
107,700	Japan Tobacco, Inc.	3,783,303
6,000	Joshin Denki Co., Ltd.	86,561
1,900	Kadoya Sesame Mills, Inc.	86,241
28,300	Kato Sangyo Co., Ltd.	759,385
1,000	KFC Holdings Japan, Ltd.	17,747
11,800	Kisoji Co., Ltd.	287,649
59,800	KYORIN Holdings, Inc.	1,326,287
21,900	Kyowa Hakko Kirin Co., Ltd.	406,776
99,500	McDonald’s Holdings Co., Ltd.‡	3,816,705
4,200	Mitsubishi Shokuhin Co., Ltd.	120,550
167,200	Mitsubishi Tanabe Pharma Corp.	3,863,040
14,600	Mitsui Sugar Co., Ltd.	422,953
17,200	Mochida Pharmaceutical Co., Ltd.	1,239,943
14,900	MOS Food Services, Inc.	458,166
34,200	Nippon Flour Mills Co., Ltd.	548,186
53	NIPPON REIT Investment Corp. REIT	140,425
60,700	Nippon Telegraph & Telephone Corp.	2,868,610
542,000	Nisshin Oillio Group, Ltd. (The)	3,178,871
20,800	NTT DoCoMo, Inc.	490,936
16,900	Ohsho Food Service Corp.	644,504
16,900	Okinawa Cellular Telephone Co.	566,291
51,260	Okinawa Electric Power Co., Inc. (The)	1,171,097
32,200	Otsuka Holdings Co., Ltd.	1,372,713
12,600	Parco Co., Ltd.	151,725
22,500	Shimachu Co., Ltd.	535,867
104,000	Showa Sangyo Co., Ltd.‡	572,018
6,900	ST Corp.	161,753
43,100	Sumitomo Dainippon Pharma Co., Ltd.	588,041
17,100	Suzuken Co., Ltd.	567,666
33,200	Taisho Pharmaceutical Holdings Co., Ltd.	2,526,344
45,400	Takara Holdings, Inc.	472,748
74,300	Takeda Pharmaceutical Co., Ltd.	3,775,175
130,000	Toppan Printing Co., Ltd.	1,425,418
106,500	Tsumura & Co.	4,322,179
10,800	United Super Markets Holdings, Inc.	114,190
68,900	Vital KSK Holdings, Inc.	561,085
284,600	Yamada Denki Co., Ltd.‡	1,413,375
24,100	Yodogawa Steel Works, Ltd.	636,818
204,500	Yoshinoya Holdings Co., Ltd.	3,410,760
5,900	ZERIA Pharmaceutical Co., Ltd.	109,220

	Total Japan	62,760,742

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.4%

79,495	Aperam SA	3,690,188
89,943	Atento SA*	1,002,865

	Total Luxembourg	4,693,053

	Netherlands — 0.7%

2,996	ASR Nederland NV	100,890
54,264	ForFarmers NV	610,181
40,906	Heineken Holding NV	3,744,091
75,393	Playa Hotels & Resorts NV*	900,946
131,227	QIAGEN NV*	4,400,041

	Total Netherlands	9,756,149

	New Zealand — 0.9%

527,504	Argosy Property, Ltd.	401,688
100,286	Chorus, Ltd.	339,978
556,014	Contact Energy, Ltd.	2,121,061
67,553	Ebos Group, Ltd.	865,590
38,719	Fisher & Paykel Healthcare Corp., Ltd.	324,608
94,773	Fonterra Co-operative Group, Ltd.‡	416,357
107,208	Freightways, Ltd.	601,292
388,002	Genesis Energy, Ltd.	690,351
42,073	Goodman Property Trust REIT‡	38,507
794,444	Infratil, Ltd.	1,730,534
738,720	Kiwi Property Group, Ltd. REIT¤	762,656
64,499	Mainfreight, Ltd.	1,109,815
600,009	Mercury NZ, Ltd.	1,458,564
179,721	Precinct Properties New Zealand, Ltd. REIT	161,858
165,851	Summerset Group Holdings, Ltd.‡	576,822
135,941	Vector, Ltd.	331,455
21,773	Warehouse Group, Ltd. (The)‡	32,682

	Total New Zealand	11,963,818

	Norway — 1.0%

20,824	Atea ASA*	278,427
277,589	Austevoll Seafood ASA	2,352,828
245,052	Leroy Seafood Group ASA	1,326,677
45,194	Marine Harvest ASA*	770,979
305,212	Norsk Hydro ASA	1,686,260
3,384	Olav Thon Eiendomsselskap ASA	67,869
343,961	Orkla ASA	3,484,101
206,541	Telenor ASA	3,414,961

	Total Norway	13,382,102

	Panama — 0.2%

40,300	Carnival Corp.	2,642,471

	Portugal — 0.0%

139,574	REN — Redes Energeticas Nacionais SGPS SA	436,343

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Puerto Rico — 0.2%

47,400	Popular, Inc.	1,977,054

	Singapore — 0.9%

114,900	AIMS AMP Capital Industrial REIT	123,508
494,000	Cache Logistics Trust REIT	328,293
158,100	DBS Group Holdings, Ltd.	2,381,519
210,000	Fortune Real Estate Investment Trust REIT	255,020
53,800	Fraser and Neave, Ltd.	91,826
15,200	Hong Leong Finance, Ltd.	29,034
1,069,400	Keppel Infrastructure Trust	438,836
52,700	Metro Holdings, Ltd.	45,357
63,600	Olam International, Ltd.	90,075
830,800	OUE, Ltd.	1,182,676
904,500	Sheng Siong Group, Ltd.	650,365
181,400	SIA Engineering Co., Ltd.	537,540
162,700	Singapore Airlines, Ltd.	1,195,863
80,800	Singapore Telecommunications, Ltd.	228,283
628,500	SPH REIT	456,477
741,900	StarHub, Ltd.‡	1,465,641
7,800	Straits Trading Co., Ltd.	13,879
159,300	Venture Corp., Ltd.	1,394,171
126,400	Wilmar International, Ltd.	307,543

	Total Singapore	11,215,906

	Spain — 0.4%

140,725	Ebro Foods SA	3,210,078
112,952	Endesa SA‡	2,598,449

	Total Spain	5,808,527

	Sweden — 0.8%

9,636	Axfood AB	160,628
106,652	Bonava AB Class B	1,822,095
102,048	Cloetta AB Class B Class B	419,829
102,697	Essity AB Class B*	2,806,511
22,988	Saab AB Class B	1,133,790
102,697	Svenska Cellulosa AB SCA Class B	776,204
108,691	Swedish Match AB	3,823,395

	Total Sweden	10,942,452

	Switzerland — 5.1%

122,970	ABB, Ltd.	3,040,703
14,845	Allreal Holding AG*	2,689,508
720	Alpiq Holding AG*	61,651
7,839	ALSO Holding AG*	1,007,655
106	APG SGA SA	51,442
1,732	Baloise Holding AG	268,034
1,752	Banque Cantonale de Geneve	287,594
190	Barry Callebaut AG*	261,494

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

1,090	Bell Food Group AG	522,151
170	Berner Kantonalbank AG	32,557
27,738	BKW AG	1,630,710
1,100	Chubb, Ltd.	159,918
264	Cie Financiere Tradition SA	25,693
13,237	Clariant AG*	291,929
4,328	Coca-Cola HBC AG*	126,941
651	Conzzeta AG	645,460
60,365	Credit Suisse Group AG*	873,658
399	dormakaba Holding AG*	347,065
4,509	Dufry AG*	739,690
1,660	EMS-Chemie Holding AG	1,225,521
11,369	Flughafen Zuerich AG	2,794,615
264	Georg Fischer AG	255,964
2,259	Intershop Holding AG	1,134,631
14,530	Kuehne + Nagel International AG	2,427,609
244	Luzerner Kantonalbank AG	110,897
27	Metall Zug AG Class B	117,428
2,486	Mobimo Holding AG*	698,307
268,596	Nestle SA	23,405,562
193,661	Novartis AG	16,137,574
44	Romande Energie Holding SA	59,959
1,667	Siegfried Holding AG*	471,300
1,098	St Galler Kantonalbank AG	484,993
4,036	Swiss Life Holding AG*	1,363,807
2,859	Swiss Prime Site AG*	260,031
331	Swisscom AG	159,927
3,678	Valora Holding AG	1,177,160
8,450	Vifor Pharma AG	932,663
2,755	Ypsomed Holding AG*	557,818
32	Zug Estates Holding AG Class B*	61,751

	Total Switzerland	66,901,370

	United Kingdom — 6.5%

20,200	Aon Plc	2,685,590
65,620	Atrium European Real Estate, Ltd.	292,561
82,943	BAE Systems Plc	682,525
372,056	BCA Marketplace Plc	939,983
50,245	British American Tobacco Plc	3,416,007
230,829	Britvic Plc	2,074,859
1,502	Carnival Plc	99,112
448,311	Centrica Plc	1,165,831
65,813	Compass Group Plc	1,384,891
4,163	Cranswick Plc	151,627
7,565	Dechra Pharmaceuticals Plc	167,051
123,830	Diageo Plc	3,648,857
20,842	EI Group Plc*	34,789
20,340	EMIS Group Plc	243,466
6,588	Gamma Communications Plc	52,629

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

171,031	GlaxoSmithKline Plc	3,633,437
15,264	Headlam Group Plc	106,670
24,417	Hill & Smith Holdings Plc	437,687
66,623	Imperial Brands Plc	2,984,328
152,166	International Game Technology Plc	2,784,638
404,739	J Sainsbury Plc	1,323,276
237,580	JD Sports Fashion Plc	1,080,115
26,331	John Menzies Plc	241,129
37,437	Kcom Group Plc	43,280
773,315	Kingfisher Plc	3,020,522
19,046,354	Lloyds Banking Group Plc	16,365,674
252,640	Melrose Industries Plc	795,804
18,738	QinetiQ Group Plc	65,766
37,130	Reckitt Benckiser Group Plc	3,754,222
88,946	RELX Plc	1,917,903
1,087,037	Rentokil Initial Plc	3,859,012
784,838	Royal Bank of Scotland Group Plc*	2,520,117
11,227	Secure Income Plc REIT	50,422
171,079	Smith & Nephew Plc	2,944,454
65,271	Softcat Plc	334,302
156,184	SSE Plc	2,947,775
35,115	TBC Bank Group Plc	722,504
5,237,554	Tesco Plc*	11,483,999
658,218	Tritax Big Box Plc REIT	1,249,998
12,470	Ultra Electronics Holdings Plc	331,733
1,142,674	Vodafone Group Plc	3,232,010

	Total United Kingdom	85,270,555

	United States — 52.5%

19,200	3M Co.	3,997,248
23,200	Adobe Systems, Inc.*	3,281,408
78,100	AGNC Investment Corp. REIT	1,662,749
2,600	Alleghany Corp.*	1,546,480
30,300	Allstate Corp. (The)	2,679,732
9,413	Alphabet, Inc. Class A*	8,751,078
28,447	Alphabet, Inc. Class C*	25,850,642
69,700	Altria Group, Inc.	5,190,559
2,500	Amazon.com, Inc.*	2,420,000
36,500	Amdocs, Ltd.	2,352,790
31,700	Ameren Corp.	1,733,039
32,200	American Campus Communities, Inc. REIT	1,523,060
34,800	American Electric Power Co., Inc.	2,417,556
4,900	American Express Co.	412,776
21,800	American Financial Group, Inc.	2,166,266
190,700	Annaly Capital Management, Inc. REIT	2,297,935
15,300	ANSYS, Inc.*	1,861,704
54,000	Apple Hospitality, Inc. REIT	1,010,340
256,033	Apple, Inc.	36,873,873
30,100	Applied Materials, Inc.	1,243,431

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

59,800	Aramark	2,450,604
4,500	Archer-Daniels-Midland Co.	186,210
37,800	Arthur J. Gallagher & Co.	2,164,050
104,000	AT&T, Inc.	3,923,920
17,200	Atmos Energy Corp.	1,426,740
35,500	Bank of New York Mellon Corp. (The)	1,811,210
42,700	Baxter International, Inc.	2,585,058
14,000	Becton Dickinson and Co.	2,731,540
15,700	Berkshire Hathaway, Inc. Class B*	2,659,109
400	BGC Partners, Inc. Class A	5,056
19,100	Boeing Co. (The)	3,777,025
26,900	Brinker International, Inc.	1,024,890
35,700	Brown & Brown, Inc.	1,537,599
66,800	CA, Inc.	2,302,596
2,300	Cable One, Inc.	1,635,070
14,200	Cabot Corp.	758,706
20,600	Cadence Design Systems, Inc.*	689,894
36,200	Campbell Soup Co.	1,887,830
3,200	Cardinal Health, Inc.	249,344
18,300	Carlisle Cos., Inc.	1,745,820
34,400	CDK Global, Inc.	2,134,864
79,700	CenterPoint Energy, Inc.	2,182,186
19,400	CH Robinson Worldwide, Inc.	1,332,392
66,700	Chimera Investment Corp. REIT	1,242,621
12,700	Cigna Corp.	2,125,853
35,000	Cinemark Holdings, Inc.	1,359,750
17,100	Clorox Co. (The)	2,278,404
38,300	CMS Energy Corp.	1,771,375
40,000	Columbia Property Trust, Inc. REIT	895,200
96,800	Comcast Corp. Class A	3,767,456
31,513	Commerce Bancshares, Inc.	1,790,884
58,400	Conagra Brands, Inc.	2,088,384
23,800	Consolidated Edison, Inc.	1,923,516
6,500	Constellation Brands, Inc. Class A	1,259,245
11,000	Cooper Cos., Inc. (The)	2,633,620
69,200	Copart, Inc.*	2,199,868
32,600	Corporate Office Properties Trust REIT	1,141,978
78,682	Costco Wholesale Corp.	12,583,612
9,300	CR Bard, Inc.	2,939,823
6,800	Crane Co.	539,784
212,114	CVS Health Corp.	17,066,693
34,100	Danaher Corp.	2,877,699
32,400	Darden Restaurants, Inc.	2,930,256
700	Domino’s Pizza, Inc.	148,071
22,300	Dr Pepper Snapple Group, Inc.	2,031,753
21,600	DTE Energy Co.	2,285,064
11,400	DXC Technology Co.	874,608
22,400	East-West Bancorp, Inc.	1,312,192
584,573	eBay, Inc.*	20,413,289

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

29,600	Edison International	2,314,424
32,900	Eli Lilly & Co.	2,707,670
4,400	Entergy Corp.	337,788
35,400	Equity Commonwealth REIT*	1,118,640
18,300	Equity LifeStyle Properties, Inc. REIT	1,580,022
4,100	Erie Indemnity Co. Class A	512,787
5,400	Essex Property Trust, Inc. REIT	1,389,258
67,600	Exelon Corp.	2,438,332
4,100	F5 Networks, Inc.*	520,946
176,893	Facebook, Inc. Class A*	26,707,305
6,900	FedEx Corp.	1,499,577
26,800	First American Financial Corp.	1,197,692
61,100	FirstEnergy Corp.	1,781,676
5,800	Fiserv, Inc.*	709,572
13,300	General Dynamics Corp.	2,634,730
29,300	General Mills, Inc.	1,623,220
14,800	Hanover Insurance Group, Inc. (The)	1,311,724
13,300	Hawaiian Electric Industries, Inc.	430,654
155,817	HCA Healthcare, Inc.*	13,587,242
8,400	Henry Schein, Inc.*	1,537,368
14,200	Hershey Co. (The)	1,524,654
8,200	Highwoods Properties, Inc. REIT	415,822
24,200	Hill-Rom Holdings, Inc.	1,926,562
20,600	Hologic, Inc.*	934,828
23,000	Home Depot, Inc. (The)	3,528,200
26,300	Honeywell International, Inc.	3,505,527
46,100	Hospitality Properties Trust REIT	1,343,815
11,900	Huntington Ingalls Industries, Inc.	2,215,304
2,900	IAC/InterActiveCorp*	299,396
19,000	Ingredion, Inc.	2,264,990
97,800	Intel Corp.	3,299,772
2,100	Intercontinental Exchange, Inc.	138,432
26,900	International Business Machines Corp.	4,138,027
21,500	Intuit, Inc.	2,855,415
10,400	Jack Henry & Associates, Inc.	1,080,248
15,300	JM Smucker Co. (The)	1,810,449
42,000	Johnson & Johnson	5,556,180
22,500	Kellogg Co.	1,562,850
2,000	Kimberly-Clark Corp.	258,220
5,900	KLA-Tencor Corp.	539,909
16,200	Landstar System, Inc.	1,386,720
8,700	Liberty Property Trust REIT	354,177
41,300	Live Nation Entertainment, Inc.*	1,439,305
11,100	Lockheed Martin Corp.	3,081,471
318,722	Lowe’s Cos., Inc.	24,710,517
15,500	M&T Bank Corp.	2,510,225
22,900	Macquarie Infrastructure Corp.	1,795,360
8,800	ManpowerGroup, Inc.	982,520
7,600	MarketAxess Holdings, Inc.	1,528,360

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

153,634	Mastercard, Inc. Class A	18,658,849
42,100	Maxim Integrated Products, Inc.	1,890,290
3,300	McCormick & Co., Inc.	321,783
156,823	McDonald’s Corp.	24,019,011
61,700	Merck & Co., Inc.	3,954,353
187,800	MFA Financial, Inc. REIT	1,575,642
405,337	Microsoft Corp.	27,939,880
263	Mid-America Apartment Communities, Inc. REIT	27,715
7,200	Morningstar, Inc.	564,048
27,000	Motorola Solutions, Inc.	2,341,980
2,400	NewMarket Corp.	1,105,152
6,500	Newmont Mining Corp.	210,535
18,200	NextEra Energy, Inc.	2,550,366
6,700	Northern Trust Corp.	651,307
9,600	Northrop Grumman Corp.	2,464,416
23,700	Omnicom Group, Inc.	1,964,730
478,174	Oracle Corp.	23,975,644
19,500	Orbital ATK, Inc.	1,918,020
366,378	PayPal Holdings, Inc.*	19,663,507
33,700	PepsiCo, Inc.	3,892,013
78,400	Pfizer, Inc.	2,633,456
37,100	PG&E Corp.	2,462,327
47,100	Philip Morris International, Inc.	5,531,895
52,000	Piedmont Office Realty Trust, Inc. REIT Class A	1,096,160
35,100	Pinnacle Foods, Inc.	2,084,940
3,400	Pinnacle West Capital Corp.	289,544
14,200	Pool Corp.	1,669,494
5,400	Premier, Inc. Class A*	194,400
200	Priceline Group, Inc. (The)*	374,104
41,800	Procter & Gamble Co. (The)	3,642,870
37,300	Progressive Corp. (The)	1,644,557
14,500	Prologis, Inc. REIT	850,280
8,700	Public Service Enterprise Group, Inc.	374,187
17,600	Raytheon Co.	2,842,048
33,000	Regal Entertainment Group Class A	675,180
16,300	Reinsurance Group of America, Inc.	2,092,757
40,400	Republic Services, Inc.	2,574,692
17,400	RPM International, Inc.	949,170
68,900	Senior Housing Properties Trust REIT	1,408,316
1,600	Six Flags Entertainment Corp.	95,376
3,400	Spectrum Brands Holdings, Inc.	425,136
1,900	Spirit AeroSystems Holdings, Inc. Class A	110,086
341,323	Starbucks Corp.	19,902,544
20,600	Stryker Corp.	2,858,868
15,700	Sun Communities, Inc. REIT	1,376,733
35,500	Synopsys, Inc.*	2,589,015
52,000	Synovus Financial Corp.	2,300,480
48,800	Sysco Corp.	2,456,104
3,400	T-Mobile US, Inc.*	206,108

122	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,800	Teleflex, Inc.	1,412,768
39,000	Texas Instruments, Inc.	3,000,270
14,500	Thermo Fisher Scientific, Inc.	2,529,815
6,300	Torchmark Corp.	481,950
11,000	Travelers Cos., Inc. (The)	1,391,830
8,200	Tupperware Brands Corp.	575,886
96,400	Two Harbors Investment Corp. REIT	955,324
30,900	Tyson Foods, Inc. Class A	1,935,267
33,800	UGI Corp.	1,636,258
21,800	UnitedHealth Group, Inc.	4,042,156
50,100	US Bancorp	2,601,192
30,500	Vectren Corp.	1,782,420
20,000	Ventas, Inc. REIT	1,389,600
62,100	Verizon Communications, Inc.	2,773,386
274,203	Visa, Inc. Class A‡	25,714,757
48,300	Wal-Mart Stores, Inc.	3,655,344
35,000	Waste Management, Inc.	2,567,250
373,125	Wells Fargo & Co.	20,674,856
23,400	WP Carey, Inc. REIT	1,544,634
3,300	Xcel Energy, Inc.	151,404
50,000	Yum China Holdings, Inc.*	1,971,500
267,519	Yum! Brands, Inc.	19,732,202
7,800	Zimmer Biomet Holdings, Inc.	1,001,520

	Total United States	694,804,916

	TOTAL COMMON STOCKS (COST $999,035,939)	1,165,670,984

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

26,000	Henkel AG & Co. KGaA, 1.36%	3,573,343

	Japan — 0.0%

128	Shinkin Central Bank, 2.79% Class A	265,091

	Sweden — 0.0%

3,915	Akelius Residential Property AB, 6.21%	148,764

	TOTAL PREFERRED STOCKS (COST $3,192,475)	3,987,198

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.7%

	Bank Deposit — 11.6%

153,731,811	State Street Bank & Trust Euro Time Deposit, 0.09%, due 07/03/17	153,731,811

	Mutual Fund - Securities Lending Collateral — 1.0%

12,904,806	State Street Institutional U.S. Government Money Market Fund, Premier Class**	12,904,806

See accompanying Notes to the Schedule of Investments.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%

1,600,000		United States Treasury Bill, 1.01%, due 10/12/17*** ‡‡	1,595,389

		TOTAL SHORT-TERM INVESTMENTS (COST $168,232,405)	168,232,006

		TOTAL INVESTMENTS — 101.2% (Cost $1,170,460,819)	1,337,890,188

		Other Assets and Liabilities (net) — (1.2)%	(15,608,157)

		NET ASSETS — 100.0%	$1,322,282,031

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	¤	Illiquid security. The total market value of the securities at period end is $762,656 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2017 was $763,060.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

124	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
28	Canadian Dollar	September 2017	$2,162,720	$42,120
225	MSCI EAFE E-mini Index	September 2017	21,258,000	(52,292)
282	S&P 500 E-mini Index	September 2017	34,134,690	(196,890)
16	S&P/TSX 60 Index	September 2017	2,190,991	(34,034)

				$(241,096)

See accompanying Notes to the Schedule of Investments.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	12.1
Food	7.2
Banks	7.1
Pharmaceuticals	7.1
Internet	6.5
Software	5.2
Electric	4.1
Computers	3.8
Diversified Financial Services	3.4
Commercial Services	3.0
Insurance	2.9
Health Care — Products	2.4
REITS	2.4
Agriculture	2.1
Telecommunications	2.1
Beverages	1.7
Health Care — Services	1.7
Aerospace & Defense	1.5
Media	1.1
Engineering & Construction	1.0
Real Estate	1.0
Household Products & Wares	0.8
Iron & Steel	0.8
Transportation	0.8
Electronics	0.7
Miscellaneous — Manufacturing	0.7
Semiconductors	0.7
Chemicals	0.5
Cosmetics & Personal Care	0.5
Gas	0.5
Entertainment	0.4
Environmental Control	0.4
Machinery — Diversified	0.4
Mining	0.3
Advertising	0.2
Distribution & Wholesale	0.2
Leisure Time	0.2
Oil & Gas	0.2
Shipbuilding	0.2
Airlines	0.1
Food Service	0.1
Forest Products & Paper	0.1
Investment Companies	0.1
Lodging	0.1
Metal Fabricate & Hardware	0.1
Auto Parts & Equipment	0.0
Biotechnology	0.0
Holding Companies — Diversified	0.0
Housewares	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.5

100.0%

126	See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2017 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2017, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit, State Street Institutional U.S. Government Money Market Fund, Premier Class and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$97,997,109	$0	*	$—		$97,997,109
Austria	25,262,459	—		—		25,262,459
Belgium	17,341,405	—		—		17,341,405
Bermuda	3,997,170	—		—		3,997,170
Brazil	1,328,567	—		—		1,328,567
Canada	12,411,230	—		—		12,411,230
Cayman Islands	44,606,200	1,778,203		—		46,384,403
China	3,052,329	—		—		3,052,329
Denmark	32,431,199	—		—		32,431,199
Finland	18,577,766	—		—		18,577,766
France	187,009,758	—		—		187,009,758
Germany	222,582,389	—		—		222,582,389
Gibraltar	397,719	—		—		397,719
Hong Kong	24,286,085	—		—		24,286,085
Hungary	3,303,834	—		—		3,303,834
India	14,853,486	—		—		14,853,486
Indonesia	11,571,607	—		—		11,571,607
Ireland	28,961,343	—		—		28,961,343
Isle Of Man	1,572,834	—		—		1,572,834
Israel	6,712,554	—		—		6,712,554
Italy	32,774,363	—		—		32,774,363
Japan	552,246,889	—		—		552,246,889
Luxembourg	1,825,450	—		—		1,825,450
Malaysia	2,466,220	—		—		2,466,220
Malta	691,292	—		—		691,292
Netherlands	89,753,073	—		—		89,753,073
New Zealand	4,880,986	—		—		4,880,986
Norway	14,108,865	—		—		14,108,865
Philippines	720,988	—		—		720,988
Poland	1,383,795	—		—		1,383,795
Portugal	13,541,392	—		0	**	13,541,392
Russia	5,646,394	—		—		5,646,394
Singapore	3,683,574	—		—		3,683,574
South Africa	1,338,460	—		—		1,338,460
South Korea	9,385,081	—		—		9,385,081
Spain	75,605,714	—		0	**	75,605,714
Sweden	48,511,056	—		—		48,511,056
Switzerland	204,668,555	—		—		204,668,555
Taiwan	28,101,030	—		—		28,101,030

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Thailand	$2,852,820	$—	$—	$2,852,820
Turkey	1,115,020	—	—	1,115,020
United Kingdom	351,750,944	—	—	351,750,944
United States	48,397,362	—	—	48,397,362

Total Common Stocks	2,253,706,366	1,778,203	0	2,255,484,569

Investment Companies
United States	22,665,280	—	—	22,665,280

Total Investment Companies	22,665,280	—	—	22,665,280

Preferred Stocks
Brazil	2,178,902	—	—	2,178,902
Germany	15,186,021	—	—	15,186,021

Total Preferred Stocks	17,364,923	—	—	17,364,923

Rights
Spain	53,398	—	—	53,398

Total Rights	53,398	—	—	53,398

Short-Term Investments
Bank Deposits	—	97,617,410	—	97,617,410
Mutual Fund - Securities Lending Collateral	25,093,825	—	—	25,093,825
U.S. Government and Agency Obligations	—	2,343,228	—	2,343,228

Total Short-Term Investments	25,093,825	99,960,638	—	125,054,463

Forward Foreign Currency Contracts†
Buys	—	249,338	—	249,338
Sales	—	310,060	—	310,060

Total Forward Foreign Currency Contracts	—	559,398	—	559,398

Total	$2,318,883,792	$102,298,239	$0	$2,421,182,031

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(67,414)	$—	$—	$(67,414)

Total Futures Contracts	(67,414)	—	—	(67,414)

Total	$(67,414)	$—	$—	$(67,414)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2017.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$108,934,129	$—		$108,934,129
Corporate Debt	—	309,653,493	0	**	309,653,493
Mortgage Backed Securities - Private Issuers	—	82,604,196	—		82,604,196
Mortgage Backed Securities - U.S. Government Agency Obligations	—	172,370,708	—		172,370,708
Municipal Obligations	—	9,340,991	—		9,340,991
Sovereign Debt Obligations	—	9,511,560	—		9,511,560
U.S. Government and Agency Obligations	—	105,512,306	—		105,512,306

Total Debt Obligations	—	797,927,383	0		797,927,383

Options Purchased
Put Options	6,647	—	—		6,647

Total Options Purchased	6,647	—	—		6,647

Short-Term Investments
Bank Deposits	—	17,492,214	—		17,492,214
Mutual Fund - Securities Lending Collateral	6,366,468	—	—		6,366,468
U.S. Government and Agency Obligations	—	1,904,303	—		1,904,303

Total Short-Term Investments	6,366,468	19,396,517	—		25,762,985

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$403,948	$—	$—	$403,948

Total Futures Contracts	403,948	—	—	403,948

Swaps
Centrally Cleared Interest Rate Swaps†	—	186,953	—	186,953

Total Swaps	—	186,953	—	186,953

Total	$6,777,063	$817,510,853	$0	$824,287,916

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(162,715)	$—	$—	$(162,715)
Sales	(61,763)	—	—	(61,763)

Total Futures Contracts	(224,478)	—	—	(224,478)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(208,690)	—	(208,690)

Total Swaps	—	(208,690)	—	(208,690)

Written Options	(2,625)	—	—	(2,625)

Total	$(227,103)	$(208,690)	$—	$(435,793)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2017.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Corporate Debt	$—	$258,180,113	$0	**	$258,180,113
Sovereign Debt Obligations	—	295,071,865	—		295,071,865

Total Debt Obligations	—	553,251,978	0		553,251,978

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Diversified Financial Services	$—	$—	$0	**	$—
Electric	287,546	—	—		287,546
Oil & Gas	2,767,240	202,753	—		2,969,993
Transportation	—	1	—		1

Total Common Stocks	3,054,786	202,754	0		3,257,540

Convertible Preferred Stocks
Oil & Gas	—	—	311,299		311,299

Total Convertible Preferred Stocks	—	—	311,299		311,299

Investment Companies
Investment Companies	2,209,750	—	—		2,209,750

Total Investment Companies	2,209,750	—	—		2,209,750

Warrants
Oil & Gas	3,095	3,006	0	**	6,101

Total Warrants	3,095	3,006	0		6,101

Short-Term Investments
Bank Deposits	—	16,379,637	—		16,379,637
Mutual Fund - Securities Lending Collateral	20,200,199	—	—		20,200,199

Total Short-Term Investments	20,200,199	16,379,637	—		36,579,836

Forward Foreign Currency Contracts†
Buys	—	1,629,408	—		1,629,408
Sales	—	907,250	—		907,250
Cross-Currency Forwards	—	317,699	—		317,699

Total Forward Foreign Currency Contracts	—	2,854,357	—		2,854,357

Futures Contracts†
Sales	1,119	—	—		1,119

Total Futures Contracts	1,119	—	—		1,119

Total	$25,468,949	$572,691,732	$311,299		$598,471,980

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(859,021)	$—	$(859,021)
Sales	—	(1,228,883)	—	(1,228,883)
Cross-Currency Forwards	—	(614)	—	(614)

Total Forward Foreign Currency Contracts	—	(2,088,518)	—	(2,088,518)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(290,242)	$—	$—	$(290,242)

Total Futures Contracts	(290,242)	—	—	(290,242)

Total	$(290,242)	$(2,088,518)	$—	$(2,378,760)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$4,597,475	$—	$—	$4,597,475
Bermuda	19,429,787	—	—	19,429,787
Brazil	63,923,483	—	—	63,923,483
British Virgin Islands	2,192,610	—	—	2,192,610
Cayman Islands	180,244,937	—	—	180,244,937
Chile	12,489,859	—	—	12,489,859
China	144,635,732	—	—	144,635,732
Colombia	1,133,596	—	—	1,133,596
Czech Republic	1,636,197	—	—	1,636,197
France	2,679,017	—	—	2,679,017
Greece	1,298,256	—	—	1,298,256
Hong Kong	64,688,494	—	—	64,688,494
Hungary	13,719,003	—	—	13,719,003
India	140,755,535	—	—	140,755,535
Indonesia	48,768,332	—	—	48,768,332
Japan	2,650,594	—	—	2,650,594
Luxembourg	3,581,728	—	—	3,581,728
Malaysia	29,899,252	—	—	29,899,252
Mexico	57,349,099	—	—	57,349,099
Netherlands	2,664,121	—	—	2,664,121
Philippines	5,897,173	—	—	5,897,173
Poland	10,047,809	—	—	10,047,809
Qatar	3,680,169	—	—	3,680,169
Romania	495,414	—	—	495,414
Russia	31,408,969	1,971,967	—	33,380,936
Singapore	9,678,304	—	—	9,678,304
South Africa	74,846,604	—	—	74,846,604
South Korea	198,939,519	—	—	198,939,519

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Spain	$618,907	$—	$—	$618,907
Sweden	1,556,640	—	—	1,556,640
Switzerland	4,385,983	—	—	4,385,983
Taiwan	168,040,321	—	—	168,040,321
Thailand	21,883,725	25,028,539	—	46,912,264
Turkey	27,398,389	—	—	27,398,389
United Arab Emirates	19,634,881	—	—	19,634,881
United Kingdom	19,813,917	—	—	19,813,917
United States	21,742,365	—	—	21,742,365

Total Common Stocks	1,418,406,196	27,000,506	—	1,445,406,702

Preferred Stocks
Brazil	38,806,933	—	—	38,806,933
Colombia	674,090	—	—	674,090
Germany	1,646,909	—	—	1,646,909

Total Preferred Stocks	41,127,932	—	—	41,127,932

Short-Term Investments
Bank Deposits	—	116,723,932	—	116,723,932
Investment Fund	—	9,305,088	—	9,305,088
Mutual Fund - Securities Lending Collateral	7,689,186	—	—	7,689,186
U.S. Government and Agency Obligations	—	2,889,293	—	2,889,293

Total Short-Term Investments	7,689,186	128,918,313	—	136,607,499

Forward Foreign Currency Contracts†
Buys	—	1,935,271	—	1,935,271
Sales	—	1,287,804	—	1,287,804

Total Forward Foreign Currency Contracts	—	3,223,075	—	3,223,075

Futures Contracts†
Buys	10,903	—	—	10,903
Sales	163,083	—	—	163,083

Total Futures Contracts	173,986	—	—	173,986

Synthetic Futures	—	437,432	—	437,432

Total	$1,467,397,300	$159,579,326	$—	$1,626,976,626

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,048,646)	$—	$(1,048,646)
Sales	—	(898,015)	—	(898,015)

Total Forward Foreign Currency Contracts	—	(1,946,661)	—	(1,946,661)

Futures Contracts†
Buys	(413,246)	—	—	(413,246)
Sales	(13,948)	—	—	(13,948)

Total Futures Contracts	(427,194)	—	—	(427,194)

Synthetic Futures	—	(449,936)	—	(449,936)

Total	$(427,194)	$(2,396,597)	$—	$(2,823,791)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$14,651,870	$—	$—	$14,651,870
Austria	11,826,366	—	—	11,826,366
Bahamas	48,402	—	—	48,402
Belgium	3,896,502	—	—	3,896,502
Bermuda	18,853,147	—	—	18,853,147
Canada	45,210,712	—	—	45,210,712
Cayman Islands	179,659	—	—	179,659
Denmark	2,532,361	—	—	2,532,361
Finland	2,793,291	—	—	2,793,291
France	36,430,054	—	—	36,430,054
Germany	16,112,601	—	—	16,112,601
Hong Kong	9,012,178	—	—	9,012,178
Ireland	7,331,346	—	—	7,331,346
Israel	10,066,795	—	—	10,066,795
Italy	4,170,242	—	—	4,170,242
Japan	62,760,742	—	—	62,760,742
Luxembourg	4,693,053	—	—	4,693,053
Netherlands	9,756,149	—	—	9,756,149

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
New Zealand	$11,963,818	$—	$—	$11,963,818
Norway	13,382,102	—	—	13,382,102
Panama	2,642,471	—	—	2,642,471
Portugal	436,343	—	—	436,343
Puerto Rico	1,977,054	—	—	1,977,054
Singapore	10,960,886	255,020	—	11,215,906
Spain	5,808,527	—	—	5,808,527
Sweden	10,942,452	—	—	10,942,452
Switzerland	66,901,370	—	—	66,901,370
United Kingdom	85,270,555	—	—	85,270,555
United States	694,804,916	—	—	694,804,916

Total Common Stocks	1,165,415,964	255,020	—	1,165,670,984

Preferred Stocks
Germany	3,573,343	—	—	3,573,343
Japan	265,091	—	—	265,091
Sweden	148,764	—	—	148,764

Total Preferred Stocks	3,987,198	—	—	3,987,198

Short-Term Investments
Bank Deposits	—	153,731,811	—	153,731,811
Mutual Fund - Securities Lending Collateral	12,904,806	—	—	12,904,806
U.S. Government and Agency Obligations	—	1,595,389	—	1,595,389

Total Short-Term Investments	12,904,806	155,327,200	—	168,232,006

Futures Contracts†
Buys	42,120	—	—	42,120

Total Futures Contracts	42,120	—	—	42,120

Total	$1,182,350,088	$155,582,220	$—	$1,337,932,308

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(283,216)	$—	$—	$(283,216)

Total Futures Contracts	(283,216)	—	—	(283,216)

Total	$(283,216)	$—	$—	$(283,216)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Opportunistic Fixed

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$531,944	**	$—	$—	$531,944	**

Warrants	3,095	**	—	—	3,095	**

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$3,462,708	**	$7,707,130	*	$7,707,130	*	$3,462,708	**

Global Low Volatility

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$86,116	**	$255,020	*	$255,020	*	$86,116	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following tables include a rollforward of the amounts for the period ended June 30, 2017 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of June 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
COMMON STOCKS
Portugal	$0	^	$—	$—	$—	$—	$0	^^	$—
Spain	0	^	—	—	—	—	0	^^	—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of June 30, 2017.

Core Fixed

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of June 30, 2017.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Opportunistic Fixed

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases	Balance as of June 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—
COMMON STOCKS
Diversified Financial Services	0	^	—	—	—	—	0	^^	—
CONVERTIBLE PREFERRED STOCKS
Oil & Gas	—		—	10,415	—	300,884	311,299		10,415
WARRANTS
Oil & Gas	0	^	—	—	—	—	0	^^	—

Total	$0	^	$—	$10,415	$—	$300,884	$311,299		$10,415

^	Represents one or more securities at $0 value as of March 31, 2017.
^^	Represents one or more securities at $0 value as of June 30, 2017.

Investments in Derivative Instruments

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Opportunistic Fixed held warrants during the period as a result of corporate actions.

At June 30, 2017 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(12,351)	$(12,351)

Total Value	$(12,351)	$(12,351)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Equity Risk	Total
Futures Contracts	81	81

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(114,050)	$(114,050)

Total Value	$(114,050)	$(114,050)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Equity Risk	Total
Futures Contracts	342	342

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Rights(1)	$—	$53,398	$53,398
Forward Foreign Currency Contracts(2)	559,398	—	559,398

Total Value	$559,398	$53,398	$612,796

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(67,414)	$(67,414)

Total Value	$—	$(67,414)	$(67,414)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	114,511	114,511
Futures Contracts	—	839	839
Forward Foreign Currency Contracts	(14,020,175)	—	(14,020,175)

Core Fixed

ASSET DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Options Purchased(1)	$—	$6,647	$6,647
Futures Contracts(3)	—	403,948	403,948
Centrally Cleared Swap Contracts**(4)	—	186,953	186,953

Total Value	$—	$597,548	$597,548

LIABILITY DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Options Written(5)	$—	$(2,625)	$(2,625)
Futures Contracts(3)	—	(224,478)	(224,478)
Centrally Cleared Swap Contracts**(4)	—	(208,690)	(208,690)

Total Value	$—	$(435,793)	$(435,793)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Credit Risk	Interest Rate Risk	Total
Options Purchased	—	146	146
Options Written	—	134	134
Swaps Contracts	17,000,000	104,911,000	121,911,000
Futures Contracts	—	633	633

Opportunistic Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(1)	$—	$—	$6,101	$6,101
Futures Contracts(3)	—	1,119	—	1,119
Forward Foreign Currency Contracts(2)†	2,854,357	—	—	2,854,357

Total Value	$2,854,357	$1,119	$6,101	$2,861,577

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(290,242)	$—	$(290,242)
Forward Foreign Currency Contracts(2)†	(2,088,518)	—	—	(2,088,518)

Total Value	$(2,088,518)	$(290,242)	$—	$(2,378,760)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants	—	—	9,814	9,814
Futures Contracts	—	2,008	—	2,008
Forward Foreign Currency Contracts†	21,321,363	—	—	21,321,363

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$611,418	$611,418
Forward Foreign Currency Contracts(2)	3,223,075	—	3,223,075

Total Value	$3,223,075	$611,418	$3,834,493

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LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$(877,130)	$(877,130)
Forward Foreign Currency Contracts(2)	(1,946,661)	—	(1,946,661)

Total Value	$(1,946,661)	$(877,130)	$(2,823,791)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	560,722	560,722
Futures Contracts	—	162,841,039	162,841,039
Forward Foreign Currency Contracts	32,580,866	—	32,580,866

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$42,120	$—	$42,120

Total Value	$42,120	$—	$42,120

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(283,216)	$(283,216)

Total Value	$—	$(283,216)	$(283,216)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	26	468	494

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2017.

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(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at June 30, 2017. If the market value of the collateral at the close of trading on a business day is

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less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2017 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$35,575,965	$3,127,775	$33,364,885
Small/Mid Cap	118,722,961	18,128,761	103,230,579
Non-US Core Equity	49,543,406	25,093,825	27,213,761
Core Fixed	17,799,923	6,366,468	11,817,238
Opportunistic Fixed	21,071,318	20,200,199	1,332,840
Emerging Markets	35,502,388	7,689,186	28,765,687
Global Low Volatility	38,468,362	12,904,806	27,190,233

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at June 30, 2017, with a contractual maturity of overnight and continuous.

For Core Fixed and Opportunistic Fixed, the values of the security loan obligations are classified as follows at June 30, 2017:

Core Fixed

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$6,330,340	$—	$—	$—	$6,330,340
Sovereign Debt Obligations	36,128	—	—	—	36,128

Total	$6,366,468	$—	$—	$—	$6,366,468

Total Borrowings	$6,366,468	$—	$—	$—	$6,366,468

Gross amount of recognized liabilities for securities lending transactions					$6,366,468

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June 30, 2017 (Unaudited)

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$18,867,599	$—	$—	$—	$18,867,599
Investment Companies	1,332,600	—	—	—	1,332,600

Total	$20,200,199	$—	$—	$—	$20,200,199

Total Borrowings	$20,200,199	$—	$—	$—	$20,200,199

Gross amount of recognized liabilities for securities lending transactions					$20,200,199

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2017, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

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Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the

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risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap

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contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2017, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of June 30, 2017.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future

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date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended June 30, 2017, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of June 30, 2017.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security,

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June 30, 2017 (Unaudited)

currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended June 30, 2017, Core Fixed used options to manage interest rate and volatility exposure.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in

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June 30, 2017 (Unaudited)

market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2017, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2017.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis,

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June 30, 2017 (Unaudited)

the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of June 30, 2017.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2017.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of June 30, 2017.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open mortgage dollar rolls or treasury rolls as of June 30, 2017.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing

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Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2017, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

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Notes to Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

3.	Federal income taxes

As of June 30, 2017, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$531,544,406	$86,441,732	$(11,561,842)	$74,879,890
Small/Mid Cap	846,037,326	163,462,201	(20,831,105)	142,631,096
Non-US Core Equity	2,156,048,945	330,363,482	(65,789,794)	264,573,688
Core Fixed	821,896,601	10,924,065	(9,123,651)	1,800,414
Opportunistic Fixed	601,800,444	20,681,707	(26,865,647)	(6,183,940)
Emerging Markets	1,438,660,806	209,276,662	(24,795,335)	184,481,327
Global Low Volatility	1,172,739,248	186,981,752	(21,830,812)	165,150,940

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 21, 2017

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 21, 2017

By:	/S/ Janice Desmond
Janice Desmond
Treasurer and Chief Financial Officer

Date:	August 21, 2017